Quarterly Holdings Report
for
Fidelity® Extended Market Index Fund
November 30, 2021
SEI-NPRT3-0122
1.810690.117
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	90,609	5,451,037
AST SpaceMobile, Inc. (a)(b)	225,546	2,246,438
ATN International, Inc.	49,294	1,883,524
Bandwidth, Inc. (a)(b)	119,313	8,549,970
Cogent Communications Group, Inc.	214,144	16,045,810
Consolidated Communications Holdings, Inc. (a)	372,473	2,800,997
Cuentas, Inc. (a)(b)	9,657	19,314
EchoStar Holding Corp. Class A (a)(b)	222,194	6,081,450
Frontier Communications Parent, Inc. (b)	1,078,939	36,047,352
Globalstar, Inc. (a)(b)	3,417,737	4,750,654
IDT Corp. Class B (a)	93,195	5,058,625
Iridium Communications, Inc. (a)	689,389	26,507,007
Liberty Global PLC:
Class A (a)	811,457	21,422,465
Class B (a)	300	8,262
Class C (a)	1,894,527	50,470,199
Liberty Latin America Ltd.:
Class A (a)	243,139	2,762,059
Class C (a)	688,605	7,739,920
Ooma, Inc. (a)	121,244	2,280,600
Radius Global Infrastructure, Inc. (a)	314,500	5,189,250
		205,314,933
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (a)(b)	2,667,570	90,537,326
Ballantyne of Omaha, Inc. (a)	109,342	301,784
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	43,338	569,895
Cinedigm Corp. (a)	666,897	980,339
Cinemark Holdings, Inc. (a)(b)	566,285	8,788,743
CuriosityStream, Inc. Class A (a)(b)	137,404	996,179
Dolphin Entertainment, Inc. (a)(b)	43,056	377,171
Gaia, Inc. Class A (a)(b)	94,046	802,212
Grom Social Enterprises, Inc.	58,322	131,225
Lions Gate Entertainment Corp.:
Class A (a)(b)	356,396	5,221,201
Class B (a)	545,794	7,450,088
LiveOne, Inc. (a)	319,672	585,000
Madison Square Garden Entertainment Corp. (a)(b)	133,738	8,842,757
Madison Square Garden Sports Corp. (a)	79,218	13,646,885
Marcus Corp. (a)(b)	118,115	2,063,469
Motorsport Games, Inc. Class A (b)	18,828	176,230
Playstudios, Inc. Class A (a)	407,656	1,826,299
Playtika Holding Corp. (b)	537,680	9,248,096
Reading International, Inc. Class A (a)	97,778	397,956
Reservoir Media, Inc. (b)	148,426	1,105,774
Roku, Inc. Class A (a)	606,095	137,953,283
Sciplay Corp. (A Shares) (a)	140,410	2,254,985
Skillz, Inc. (a)(b)	1,344,004	12,485,797
Warner Music Group Corp. Class A	505,240	21,892,049
World Wrestling Entertainment, Inc. Class A	234,531	11,576,450
Zynga, Inc. (a)	5,336,225	32,177,437
		372,388,630
Interactive Media & Services - 1.5%
Angi, Inc. (a)(b)	406,130	3,902,909
Autoweb, Inc. (a)(b)	46,024	137,152
Bumble, Inc. (b)	369,463	12,657,802
CarGurus, Inc. Class A (a)	446,060	16,727,250
Cars.com, Inc. (a)	350,992	5,854,547
Creatd, Inc. (a)(b)	56,612	142,662
DHI Group, Inc. (a)	261,703	1,345,153
Eventbrite, Inc. (a)	399,780	6,036,678
EverQuote, Inc. Class A (a)	88,707	1,169,158
fuboTV, Inc. (a)(b)	735,601	14,432,492
IAC (a)	433,072	57,880,073
Izea Worldwide, Inc. (a)(b)	295,985	482,456
Kubient, Inc. (a)(b)	56,956	145,238
Liberty TripAdvisor Holdings, Inc. (a)	387,146	836,235
MediaAlpha, Inc. Class A (a)(b)	118,341	1,824,818
Outbrain, Inc.	32,614	492,145
Paltalk, Inc. (b)	9,088	36,534
Pinterest, Inc. Class A (a)	2,886,265	115,623,776
Professional Diversity Network, Inc. (a)(b)	32,999	33,989
QuinStreet, Inc. (a)	268,489	4,110,567
Snap, Inc. Class A (a)	5,445,748	259,272,062
Super League Gaming, Inc. (a)(b)	122,036	384,413
Travelzoo, Inc. (a)	36,001	337,329
TripAdvisor, Inc. (a)	507,706	13,129,277
TrueCar, Inc. (a)	513,108	1,688,125
Vimeo, Inc.	807,630	15,595,335
Yelp, Inc. (a)	353,120	12,104,954
Zedge, Inc. (a)(b)	57,768	529,155
Ziff Davis, Inc. (a)	249,248	28,381,870
ZipRecruiter, Inc.	57,931	1,601,792
Zoominfo Technologies, Inc. (a)	944,710	58,288,607
		635,184,553
Media - 1.4%
Advantage Solutions, Inc. Class A (a)(b)	570,529	4,124,925
Altice U.S.A., Inc. Class A (a)	1,192,878	18,895,188
AMC Networks, Inc. Class A (a)(b)	153,620	5,931,268
Audacy, Inc. Class A (a)	569,990	1,407,875
Beasley Broadcast Group, Inc. Class A (a)	105,250	206,290
Boston Omaha Corp. (a)	92,249	2,642,934
Cable One, Inc.	24,910	44,142,015
Cardlytics, Inc. (a)	173,811	11,746,147
Cbdmd, Inc. (a)(b)	210,116	352,995
Clear Channel Outdoor Holdings, Inc. (a)	2,491,866	7,650,029
comScore, Inc. (a)(b)	394,640	1,369,401
Creative Realities, Inc. (a)	129,728	219,240
Cumulus Media, Inc. (a)	107,603	1,309,529
Daily Journal Corp. (a)	4,556	1,659,842
DallasNews Corp.	24,505	162,468
Digital Media Solutions, Inc. Class A (a)(b)	84,770	383,160
E.W. Scripps Co. Class A	301,841	5,593,114
Emerald Holding, Inc. (a)	168,010	663,640
Entravision Communication Corp. Class A	291,087	2,162,776
Fluent, Inc. (a)(b)	353,261	657,065
Gannett Co., Inc. (a)(b)	624,674	3,192,084
Gray Television, Inc.	476,188	9,818,997
Hemisphere Media Group, Inc. (a)	98,416	747,962
iHeartMedia, Inc. (a)	555,888	10,900,964
Insignia Systems, Inc. (a)(b)	30,765	163,055
Integral Ad Science Holding Corp.	86,918	1,950,440
John Wiley & Sons, Inc. Class A	229,224	11,915,064
Lee Enterprises, Inc. (a)	36,914	915,836
Liberty Broadband Corp.:
Class A (a)	20,176	3,058,278
Class C (a)	854,357	132,297,181
Liberty Media Corp.:
Liberty Braves Class A (a)	69,038	1,924,089
Liberty Braves Class C (a)	189,442	5,211,549
Liberty Formula One Group Series C (a)	1,110,418	67,646,665
Liberty Media Class A (a)	29,654	1,708,367
Liberty SiriusXM Series A (a)	406,252	19,825,098
Liberty SiriusXM Series C (a)	805,604	39,418,204
Loyalty Ventures, Inc.	102,442	2,940,085
Magnite, Inc. (a)(b)	601,337	10,601,571
Marchex, Inc. Class B (a)	166,104	416,921
Mediaco Holding, Inc. (a)(b)	10,910	53,459
Meredith Corp. (a)	209,617	12,367,403
National CineMedia, Inc.	205,504	575,411
Nexstar Broadcasting Group, Inc. Class A	206,181	30,824,060
Nextplay Technologies, Inc. (a)(b)	158,408	167,912
PubMatic, Inc. (b)	104,271	4,105,149
Saga Communications, Inc. Class A	25,989	619,838
Salem Communications Corp. Class A (a)(b)	85,057	245,815
Scholastic Corp.	160,745	6,050,442
Sinclair Broadcast Group, Inc. Class A	262,884	6,133,084
Sirius XM Holdings, Inc. (b)	4,881,247	29,775,607
SPAR Group, Inc. (a)	79,233	108,549
Stagwell, Inc.	308,798	2,383,921
TechTarget, Inc. (a)(b)	134,251	12,972,674
Tegna, Inc.	1,166,577	23,039,896
The New York Times Co. Class A	844,053	40,092,518
Thryv Holdings, Inc. (a)	88,026	3,440,936
Townsquare Media, Inc. (a)	69,422	878,188
Troika Media Group, Inc. (b)	35,394	52,737
Urban One, Inc.:
Class A (a)(b)	22,222	112,666
Class D (non-vtg.) (a)	128,027	430,171
WideOpenWest, Inc. (a)	278,529	5,180,639
Xcel Brands, Inc. (a)	41,881	56,539
		615,599,925
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	367,654	4,713,324
NII Holdings, Inc. (a)(c)	487,940	126,864
Shenandoah Telecommunications Co.	269,882	6,852,304
Spok Holdings, Inc.	105,196	1,015,141
Telephone & Data Systems, Inc.	518,955	9,175,124
U.S. Cellular Corp. (a)	80,627	2,347,052
		24,229,809
TOTAL COMMUNICATION SERVICES		1,852,717,850
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.0%
Adient PLC (a)	486,600	20,656,170
American Axle & Manufacturing Holdings, Inc. (a)	607,279	5,380,492
Autoliv, Inc.	403,381	38,881,895
Cooper-Standard Holding, Inc. (a)	95,105	2,195,974
Dana, Inc.	735,308	15,809,122
Dorman Products, Inc. (a)	149,761	16,620,476
Fox Factory Holding Corp. (a)	217,842	38,290,088
Garrett Motion, Inc. (a)(b)	287,759	2,031,579
Gentex Corp.	1,224,571	42,161,980
Gentherm, Inc. (a)	177,163	14,961,415
Holley, Inc. (b)	178,200	2,175,822
Horizon Global Corp. (a)	113,656	796,729
LCI Industries	128,364	19,545,986
Lear Corp.	306,863	51,488,543
Luminar Technologies, Inc. (a)(b)	1,116,496	18,198,885
Modine Manufacturing Co. (a)	275,854	2,857,847
Motorcar Parts of America, Inc. (a)(b)	104,378	1,674,223
Patrick Industries, Inc.	123,075	9,817,693
QuantumScape Corp. Class A (a)(b)	1,205,178	34,757,334
Standard Motor Products, Inc.	110,677	5,538,277
Stoneridge, Inc. (a)	151,186	3,300,390
Strattec Security Corp. (a)	19,687	720,150
Superior Industries International, Inc. (a)	140,507	622,446
Sypris Solutions, Inc. (a)	64,706	173,412
Tenneco, Inc. (a)	383,106	4,022,613
The Goodyear Tire & Rubber Co. (a)	1,481,546	29,793,890
Unique Fabricating, Inc. (a)(b)	27,270	61,085
Veoneer, Inc. (a)(b)	516,489	18,387,008
Visteon Corp. (a)	142,849	15,130,566
Worksport Ltd. (a)	64,983	260,582
XL Fleet Corp. (Class A) (a)(b)	522,089	2,370,284
XPEL, Inc. (a)(b)	88,213	6,341,633
		425,024,589
Automobiles - 0.9%
Arcimoto, Inc. (a)(b)	146,668	1,500,414
AYRO, Inc. (a)(b)	120,899	273,232
Canoo, Inc. (a)(b)	759,745	9,094,148
Electric Last Mile Solutions, Inc. (a)(b)	261,412	2,072,997
Faraday Future Intelligent Electric, Inc. (a)(b)	1,002,454	6,165,092
Fisker, Inc. (a)(b)	722,032	15,444,264
Harley-Davidson, Inc.	789,759	28,928,872
Lordstown Motors Corp. Class A (a)(b)	568,969	2,662,775
Lucid Group, Inc. Class A (a)(b)	2,859,969	151,521,158
Rivian Automotive, Inc.	806,538	96,590,991
Thor Industries, Inc. (b)	285,304	30,159,486
Winnebago Industries, Inc.	177,916	12,849,094
Workhorse Group, Inc. (a)(b)	586,409	3,424,629
		360,687,152
Distributors - 0.0%
Educational Development Corp.	33,761	309,588
Funko, Inc. (a)	124,218	2,029,722
Weyco Group, Inc.	40,891	1,007,145
		3,346,455
Diversified Consumer Services - 0.7%
2U, Inc. (a)(b)	391,946	9,324,395
Adtalem Global Education, Inc. (a)	266,794	7,915,778
American Public Education, Inc. (a)	98,649	1,863,480
Amesite, Inc. (a)(b)	12,972	15,566
Aspen Group, Inc. (a)(b)	111,747	344,181
Bright Horizons Family Solutions, Inc. (a)	314,368	38,651,546
Carriage Services, Inc.	89,253	4,617,950
Chegg, Inc. (a)	735,108	20,472,758
Coursera, Inc.	416,736	12,497,913
Duolingo, Inc. (b)	30,410	3,350,878
European Wax Center, Inc.	52,211	1,408,131
Frontdoor, Inc. (a)	438,469	15,153,489
Graham Holdings Co.	20,966	11,877,658
Grand Canyon Education, Inc. (a)	229,059	16,599,906
H&R Block, Inc.	899,616	21,302,907
Houghton Mifflin Harcourt Co. (a)	669,655	10,419,832
Laureate Education, Inc. Class A	481,683	4,816,830
Lincoln Educational Services Corp. (a)	123,695	872,050
Mister Car Wash, Inc.	206,294	3,313,082
OneSpaWorld Holdings Ltd. (a)(b)	296,227	2,793,421
Perdoceo Education Corp. (a)	377,019	3,713,637
PowerSchool Holdings, Inc. (b)	208,275	4,175,914
Regis Corp. (a)(b)	45,015	122,441
Rover Group, Inc. Class A (b)	391,597	4,041,281
Service Corp. International	867,113	57,368,196
StoneMor, Inc. (a)(b)	613,228	1,508,541
Strategic Education, Inc.	110,246	5,898,161
Stride, Inc. (a)	225,367	7,691,776
Terminix Global Holdings, Inc. (a)	641,056	23,924,210
The Beachbody Co., Inc. (b)	510,147	1,326,382
Universal Technical Institute, Inc. (a)	169,387	1,422,851
Vivint Smart Home, Inc. Class A (a)(b)	236,556	2,493,300
WW International, Inc. (a)	272,968	4,591,322
Xpresspa Group, Inc. (a)(b)	543,601	973,046
Zovio, Inc. (a)(b)	150,466	206,138
		307,068,947
Hotels, Restaurants & Leisure - 2.6%
Accel Entertainment, Inc. (a)	308,381	3,925,690
Airbnb, Inc. Class A	1,749,033	301,778,154
Allied Esports Entertainment, Inc. (a)(b)	92,724	171,539
ARAMARK Holdings Corp.	1,320,952	44,119,797
Ark Restaurants Corp. (a)(b)	10,530	173,219
Bally's Corp. (a)	153,669	5,891,669
BBQ Holdings, Inc. (a)	49,493	637,965
Biglari Holdings, Inc. (a)	437	301,967
Biglari Holdings, Inc. (a)	4,721	669,768
BJ's Restaurants, Inc. (a)	122,584	3,660,358
Bloomin' Brands, Inc. (a)(b)	432,556	7,643,265
Bluegreen Vacations Holding Corp. Class A (a)	80,292	2,387,081
Boyd Gaming Corp. (a)	427,676	25,066,090
Brinker International, Inc. (a)	245,698	8,501,151
BurgerFi International, Inc. (a)(b)	61,243	399,917
Canterbury Park Holding Co. (a)	400	7,192
Carrols Restaurant Group, Inc.	207,523	593,516
Century Casinos, Inc. (a)	154,192	2,012,206
Choice Hotels International, Inc.	168,705	24,217,603
Churchill Downs, Inc.	180,340	40,435,835
Chuy's Holdings, Inc. (a)	107,435	3,079,087
Cracker Barrel Old Country Store, Inc.	126,159	15,393,921
Dave & Buster's Entertainment, Inc. (a)	230,189	7,476,539
Del Taco Restaurants, Inc.	173,725	1,330,734
Denny's Corp. (a)	347,757	4,816,434
Dine Brands Global, Inc. (a)	92,321	6,630,494
Dover Motorsports, Inc.	22,265	80,154
DraftKings, Inc. Class A (a)(b)	1,720,425	59,440,684
Drive Shack, Inc. (a)	401,246	686,131
El Pollo Loco Holdings, Inc. (a)	107,377	1,355,098
Esports Entertainment Group, Inc. (a)(b)	74,458	376,757
Esports Technologies, Inc. (b)	11,192	323,896
Everi Holdings, Inc. (a)	470,416	9,756,428
F45 Training Holdings, Inc.	103,524	1,101,495
FAT Brands, Inc.:
Class A	8,254	82,375
Class B (b)	825	9,479
Fiesta Restaurant Group, Inc. (a)	95,111	887,386
Flanigans Enterprises, Inc. (a)	5,326	168,302
Full House Resorts, Inc. (a)	191,140	1,712,614
GAN Ltd. (a)(b)	210,345	2,034,036
Golden Entertainment, Inc. (a)	105,864	4,860,216
Golden Nugget Online Gaming, Inc. (a)	230,522	2,874,609
Good Times Restaurants, Inc. (a)	50,196	226,384
Hall of Fame Resort & Entertainment Co. (a)(b)	305,096	567,479
Hilton Grand Vacations, Inc. (a)	455,831	21,651,973
Hyatt Hotels Corp. Class A (a)	242,516	19,102,985
Inspired Entertainment, Inc. (a)(b)	105,768	1,363,350
Jack in the Box, Inc.	106,641	8,808,547
Krispy Kreme, Inc. (b)	154,917	2,254,042
Kura Sushi U.S.A., Inc. Class A (a)	21,902	1,392,967
Lindblad Expeditions Holdings (a)	174,557	2,445,544
Luby's, Inc. (a)	53,797	153,859
Marriott Vacations Worldwide Corp.	222,415	33,951,650
Membership Collective Group, Inc. Class A (b)	157,781	1,959,640
Monarch Casino & Resort, Inc. (a)	72,900	4,911,273
Muscle Maker, Inc. (a)(b)	61,384	65,067
Nathan's Famous, Inc.	15,744	968,886
Noodles & Co. (a)	177,517	1,826,650
Papa John's International, Inc.	166,663	20,319,553
Planet Fitness, Inc. (a)	431,740	35,268,841
Playa Hotels & Resorts NV (a)	649,787	4,626,483
PlayAGS, Inc. (a)	209,366	1,507,435
Potbelly Corp. (a)(b)	129,369	689,537
Rave Restaurant Group, Inc. (a)	99,363	123,210
RCI Hospitality Holdings, Inc.	44,814	2,837,174
Red Robin Gourmet Burgers, Inc. (a)	82,639	1,347,016
Red Rock Resorts, Inc.	313,602	14,908,639
Rush Street Interactive, Inc. (a)	285,800	5,098,672
Ruth's Hospitality Group, Inc. (a)	171,552	2,916,384
Scientific Games Corp. Class A (a)	501,488	32,055,113
SeaWorld Entertainment, Inc. (a)	269,629	15,905,415
Shake Shack, Inc. Class A (a)	202,515	14,781,570
Six Flags Entertainment Corp. (a)	409,280	14,967,370
Target Hospitality Corp. (a)	166,276	613,558
Texas Roadhouse, Inc. Class A	362,675	30,080,265
The Cheesecake Factory, Inc. (a)	248,538	9,523,976
The ONE Group Hospitality, Inc. (a)(b)	115,564	1,515,044
Travel+Leisure Co.	444,402	21,873,466
Vail Resorts, Inc.	209,086	69,355,917
Wendy's Co.	905,912	18,643,669
Wingstop, Inc.	153,846	24,707,668
Wyndham Hotels & Resorts, Inc.	483,023	38,390,668
Xponential Fitness, Inc. (b)	52,663	1,024,295
		1,081,802,085
Household Durables - 1.0%
Aterian, Inc. (a)(b)	130,660	637,621
Bassett Furniture Industries, Inc.	47,780	728,167
Beazer Homes U.S.A., Inc. (a)	164,188	3,224,652
Casper Sleep, Inc. (a)	163,394	1,068,597
Cavco Industries, Inc. (a)	45,233	13,456,365
Century Communities, Inc.	158,580	11,270,281
Cricut, Inc. (b)	124,186	3,100,924
Dixie Group, Inc. (a)	67,566	422,963
Dream Finders Homes, Inc. (b)	92,814	1,556,491
Emerson Radio Corp. (a)	23,944	22,515
Ethan Allen Interiors, Inc.	122,713	2,761,043
Flexsteel Industries, Inc.	35,007	993,499
GoPro, Inc. Class A (a)	633,455	6,334,550
Green Brick Partners, Inc. (a)	262,394	6,546,730
Hamilton Beach Brands Holding Co. Class A	38,900	583,500
Harbor Custom Development, Inc. (a)(b)	66,459	182,762
Helen of Troy Ltd. (a)	123,827	29,780,394
Hooker Furnishings Corp.	60,638	1,439,546
Hovnanian Enterprises, Inc. Class A (a)	24,181	2,309,527
Installed Building Products, Inc.	122,173	15,771,313
iRobot Corp. (a)(b)	142,518	10,818,541
KB Home	474,145	18,961,059
Koss Corp. (a)(b)	33,908	475,729
La-Z-Boy, Inc.	246,527	8,231,537
Landsea Homes Corp. (a)	73,275	556,157
Legacy Housing Corp. (a)	49,402	1,233,568
LGI Homes, Inc. (a)	109,585	15,742,981
Lifetime Brands, Inc.	61,693	1,001,894
Live Ventures, Inc. (a)(b)	10,020	345,289
Lovesac (a)(b)	69,277	4,383,849
M.D.C. Holdings, Inc.	302,393	14,466,481
M/I Homes, Inc. (a)	157,611	8,808,879
Meritage Homes Corp. (a)	191,481	21,610,546
Nova LifeStyle, Inc. (a)(b)	18,912	36,500
Purple Innovation, Inc. (a)(b)	316,305	3,264,268
Skyline Champion Corp. (a)	274,438	21,474,774
Snap One Holdings Corp. (b)	64,316	1,411,093
Sonos, Inc. (a)	640,519	20,272,426
Taylor Morrison Home Corp. (a)	637,397	19,797,551
Tempur Sealy International, Inc.	1,011,079	43,314,624
Toll Brothers, Inc.	593,057	37,641,328
TopBuild Corp. (a)	170,182	45,913,402
Traeger, Inc.	117,680	1,519,249
TRI Pointe Homes, Inc. (a)	567,391	14,167,753
Tupperware Brands Corp. (a)(b)	266,509	4,168,201
Universal Electronics, Inc. (a)	72,973	2,641,623
Vizio Holding Corp.	61,955	1,191,395
VOXX International Corp. (a)(b)	82,626	850,222
Vuzix Corp. (a)(b)	301,612	3,248,361
Weber, Inc. (b)	80,475	1,083,194
ZAGG, Inc. rights (a)(c)	138,785	12,491
		430,836,405
Internet & Direct Marketing Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	139,156	4,144,066
1847 Goedeker, Inc. (a)(b)	514,132	1,089,960
1stDibs.com, Inc. (b)	32,936	424,545
BARK, Inc. (b)	400,350	2,145,876
CarParts.com, Inc. (a)(b)	235,695	2,915,547
Chewy, Inc. (a)(b)	450,839	30,774,270
ContextLogic, Inc. (b)	1,682,323	6,275,065
Digital Brands Group, Inc. (b)	5,177	14,237
Doordash, Inc.	796,488	142,388,160
Duluth Holdings, Inc. (a)(b)	66,419	921,232
Groupon, Inc. (a)(b)	104,353	2,155,933
iMedia Brands, Inc. (a)(b)	74,047	524,253
iPower, Inc. (b)	15,923	47,132
Lands' End, Inc. (a)(b)	73,707	1,695,998
Liquidity Services, Inc. (a)	145,890	3,307,326
Overstock.com, Inc. (a)(b)	223,688	19,966,391
PARTS iD, Inc. (a)(b)	15,164	36,090
PetMed Express, Inc. (b)	101,283	2,771,103
Porch Group, Inc. Class A (a)(b)	396,520	8,342,781
Poshmark, Inc. (b)	76,637	1,454,570
Quotient Technology, Inc. (a)	447,805	3,139,113
Qurate Retail, Inc. Series A	1,905,627	15,245,016
Remark Holdings, Inc. (a)(b)	535,884	605,549
Revolve Group, Inc. (a)	197,844	15,069,777
RumbleON, Inc. Class B (a)	15,493	611,199
Shutterstock, Inc.	120,935	13,787,799
Stitch Fix, Inc. (a)	377,136	9,390,686
The RealReal, Inc. (a)	417,993	6,508,151
thredUP, Inc. (a)	112,767	2,110,998
Trxade Health, Inc. (a)(b)	24,734	81,870
Waitr Holdings, Inc. (a)(b)	537,068	580,033
Wayfair LLC Class A (a)(b)	402,023	99,637,380
Xometry, Inc. (b)	37,552	1,866,710
		400,028,816
Leisure Products - 0.7%
Acushnet Holdings Corp.	179,319	9,751,367
American Outdoor Brands, Inc. (a)	79,625	1,878,354
AMMO, Inc. (b)	430,105	2,666,651
Brunswick Corp.	399,915	37,556,018
Callaway Golf Co. (a)	603,425	16,268,338
Clarus Corp.	131,187	3,462,025
Escalade, Inc.	50,948	866,625
Genius Brands International, Inc. (a)(b)	1,563,179	1,938,342
Hayward Holdings, Inc. (b)	225,079	5,509,934
JAKKS Pacific, Inc. (a)	31,385	335,820
Johnson Outdoors, Inc. Class A	38,178	3,972,039
Latham Group, Inc. (b)	108,336	2,791,819
Malibu Boats, Inc. Class A (a)	114,052	7,923,192
Marine Products Corp.	69,972	827,069
MasterCraft Boat Holdings, Inc. (a)	100,794	2,757,724
Mattel, Inc. (a)(b)	1,803,660	38,255,629
Nautilus, Inc. (a)(b)	163,134	1,117,468
Peloton Interactive, Inc. Class A (a)	1,547,548	68,092,112
Polaris, Inc.	293,015	32,756,147
Smith & Wesson Brands, Inc.	240,376	5,468,554
Sturm, Ruger & Co., Inc.	93,374	6,693,982
Vinco Ventures, Inc. (a)(b)	260,470	791,829
Vista Outdoor, Inc. (a)	292,851	12,788,803
YETI Holdings, Inc. (a)	453,440	41,789,030
		306,258,871
Multiline Retail - 0.3%
Big Lots, Inc.	199,315	8,646,285
Dillard's, Inc. Class A (b)	22,972	6,292,031
Franchise Group, Inc. (b)	150,047	7,164,744
Kohl's Corp.	809,417	41,466,433
Macy's, Inc.	1,616,547	46,071,590
Nordstrom, Inc. (a)	582,780	12,337,453
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	312,317	19,329,299
Tuesday Morning Corp. (b)	304,213	681,437
		141,989,272
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A (a)	312,097	11,235,492
Academy Sports & Outdoors, Inc. (a)	444,930	19,852,777
America's Car Mart, Inc. (a)	33,332	3,271,202
American Eagle Outfitters, Inc.	782,555	20,260,349
Arko Corp.	353,540	3,333,882
Asbury Automotive Group, Inc. (a)	115,603	18,917,275
AutoNation, Inc. (a)(b)	225,408	27,916,781
Barnes & Noble Education, Inc. (a)(b)	192,532	1,351,575
Bed Bath & Beyond, Inc. (a)(b)	535,008	9,806,697
Big 5 Sporting Goods Corp.	111,247	2,639,891
Boot Barn Holdings, Inc. (a)	155,249	18,993,163
Build-A-Bear Workshop, Inc. (b)	69,044	1,177,891
Burlington Stores, Inc. (a)	345,195	101,187,010
Caleres, Inc.	208,149	4,914,398
Camping World Holdings, Inc.	214,357	9,401,698
CarLotz, Inc. Class A (a)(b)	357,776	1,059,017
Carvana Co. Class A (a)(b)	438,720	123,025,862
Chico's FAS, Inc. (a)(b)	615,997	3,529,663
Citi Trends, Inc. (a)	52,140	4,421,472
Conn's, Inc. (a)(b)	106,452	2,329,170
Designer Brands, Inc. Class A (a)(b)	301,229	4,120,813
Dick's Sporting Goods, Inc.	338,953	39,847,315
Envela Corp. (a)(b)	20,855	84,880
EVgo, Inc. Class A (a)(b)	356,921	4,472,220
Express, Inc. (a)(b)	317,209	1,154,641
Five Below, Inc. (a)	290,854	59,171,338
Floor & Decor Holdings, Inc. Class A (a)	547,372	70,561,725
Foot Locker, Inc.	461,520	21,063,773
GameStop Corp. Class A (a)(b)	323,243	63,423,509
Genesco, Inc. (a)	77,482	4,896,862
Group 1 Automotive, Inc.	93,258	18,161,996
GrowGeneration Corp. (a)(b)	278,468	4,539,028
Guess?, Inc.	210,410	4,744,746
Haverty Furniture Companies, Inc.	92,510	2,766,974
Hibbett, Inc. (b)	83,102	6,477,801
J.Jill, Inc. (a)(b)	22,914	355,396
JOANN, Inc.	63,602	581,322
Kirkland's, Inc. (a)(b)	70,322	1,518,252
Lazydays Holdings, Inc. (a)(b)	43,256	875,069
Leslie's, Inc. (a)(b)	674,245	14,132,175
Lithia Motors, Inc. Class A (sub. vtg.)	157,105	45,769,400
LMP Automotive Holdings, Inc. (a)(b)	34,619	354,499
Lumber Liquidators Holdings, Inc. (a)(b)	160,948	2,468,942
MarineMax, Inc. (a)	120,404	6,413,921
Monro, Inc.	178,128	9,978,731
Murphy U.S.A., Inc.	120,471	20,881,238
National Vision Holdings, Inc. (a)	418,874	20,122,707
OneWater Marine, Inc. Class A	55,529	2,841,974
Party City Holdco, Inc. (a)(b)	570,438	3,137,409
Penske Automotive Group, Inc.	151,771	15,119,427
Petco Health & Wellness Co., Inc. (b)	420,340	8,057,918
Rent-A-Center, Inc.	310,195	13,701,313
RH (a)(b)	88,158	51,411,982
Sally Beauty Holdings, Inc. (a)	592,698	11,610,954
Shift Technologies, Inc. Class A (a)(b)	332,390	1,532,318
Shoe Carnival, Inc.	94,516	3,695,576
Signet Jewelers Ltd.	272,353	26,456,370
Sleep Number Corp. (a)(b)	119,364	9,522,860
Sonic Automotive, Inc. Class A (sub. vtg.)	102,549	4,605,476
Sportsman's Warehouse Holdings, Inc. (a)	208,017	3,542,530
The Aaron's Co., Inc.	178,895	3,971,469
The Buckle, Inc.	153,945	7,241,573
The Cato Corp. Class A (sub. vtg.)	113,078	1,860,133
The Children's Place, Inc. (a)	77,129	6,673,972
The Container Store Group, Inc. (a)(b)	158,476	1,843,076
The ODP Corp. (a)	230,013	8,685,291
Tile Shop Holdings, Inc.	148,966	1,074,045
Tilly's, Inc.	124,371	1,868,052
Torrid Holdings, Inc. (b)	52,493	854,061
TravelCenters of America LLC (a)	69,544	3,631,588
Urban Outfitters, Inc. (a)	361,490	11,448,388
Victoria's Secret & Co.	388,874	21,108,081
Vroom, Inc. (a)(b)	659,573	9,121,895
Williams-Sonoma, Inc.	389,759	75,940,644
Winmark Corp.	15,580	3,927,718
Zumiez, Inc. (a)(b)	116,270	5,320,515
		1,137,371,146
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	790,999	46,842,961
Carter's, Inc.	223,456	22,575,760
Charles & Colvard Ltd. (a)	139,168	430,029
Columbia Sportswear Co.	178,279	17,387,551
Crocs, Inc. (a)	323,451	53,052,433
Crown Crafts, Inc.	3,686	28,014
Culp, Inc.	48,600	515,646
Deckers Outdoor Corp. (a)	143,661	58,240,169
Delta Apparel, Inc. (a)	31,236	919,588
Forward Industries, Inc. (NY Shares) (a)(b)	23,976	44,116
Fossil Group, Inc. (a)	251,950	3,010,803
G-III Apparel Group Ltd. (a)	230,954	6,845,477
Kontoor Brands, Inc.	249,985	13,479,191
Lakeland Industries, Inc. (a)(b)	43,137	825,642
Levi Strauss & Co. Class A	475,704	12,163,751
lululemon athletica, Inc. (a)	615,365	279,628,010
Movado Group, Inc.	90,575	4,064,100
Oxford Industries, Inc.	85,555	8,173,925
PLBY Group, Inc. (a)(b)	108,367	4,155,874
Rocky Brands, Inc.	36,245	1,287,785
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	696,177	31,272,271
Steven Madden Ltd.	404,917	19,213,312
Superior Group of Companies, Inc.	50,592	1,131,237
Toughbuilt Industries, Inc. (a)(b)	672,512	262,011
Unifi, Inc. (a)	79,753	1,624,569
Vera Bradley, Inc. (a)	123,174	1,171,385
Vince Holding Corp. (a)	16,868	170,367
Wolverine World Wide, Inc.	435,097	13,544,570
		602,060,547
TOTAL CONSUMER DISCRETIONARY		5,196,474,285
CONSUMER STAPLES - 2.6%
Beverages - 0.5%
Alkaline Water Co., Inc. (a)(b)	514,227	642,784
Boston Beer Co., Inc. Class A (a)(b)	48,704	21,973,784
Celsius Holdings, Inc. (a)	198,137	13,554,552
Coca-Cola Bottling Co. Consolidated	24,415	13,930,467
Duckhorn Portfolio, Inc. (b)	157,692	3,029,263
Eastside Distilling, Inc. (a)(b)	65,303	121,464
Keurig Dr. Pepper, Inc.	3,797,140	129,064,789
MGP Ingredients, Inc.	69,311	5,404,872
National Beverage Corp. (b)	121,478	6,309,567
Newage, Inc. (a)(b)	741,952	838,406
REED'S, Inc. (a)(b)	414,878	180,472
Vintage Wine Estates, Inc. (b)	132,889	1,491,015
Willamette Valley Vineyards, Inc. (a)	13,774	177,685
Zevia PBC (b)	51,744	395,842
		197,114,962
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc. (b)	504,470	17,752,299
Andersons, Inc.	168,151	5,713,771
BJ's Wholesale Club Holdings, Inc. (a)	705,714	46,682,981
Blue Apron Holdings, Inc.:
rights 10/28/21 (a)(c)	89,331	1
Class A (a)(b)	96,952	1,086,832
Casey's General Stores, Inc.	186,357	36,207,302
Chefs' Warehouse Holdings (a)	173,176	5,380,578
Grocery Outlet Holding Corp. (a)	441,811	12,794,847
HF Foods Group, Inc. (a)(b)	178,017	1,271,041
Ingles Markets, Inc. Class A	78,812	6,051,185
MedAvail Holdings, Inc. (a)(b)	18,747	32,432
Natural Grocers by Vitamin Cottage, Inc.	68,752	884,151
Performance Food Group Co. (a)	816,242	32,902,715
PriceSmart, Inc.	125,280	8,985,082
Rite Aid Corp. (a)(b)	292,997	3,609,723
SpartanNash Co.	206,378	4,938,626
Sprouts Farmers Market LLC (a)	635,366	16,811,784
U.S. Foods Holding Corp. (a)	1,145,553	35,993,275
United Natural Foods, Inc. (a)	292,628	14,549,464
Village Super Market, Inc. Class A	44,913	954,850
Weis Markets, Inc.	93,755	5,901,877
		258,504,816
Food Products - 1.0%
Alico, Inc.	24,270	845,081
AppHarvest, Inc. (a)(b)	318,935	1,597,864
Arcadia Biosciences, Inc. (a)(b)	124,045	160,018
B&G Foods, Inc. Class A (b)	337,504	10,168,996
Beyond Meat, Inc. (a)(b)	319,491	22,447,438
Bridgford Foods Corp. (a)	700	8,120
Bunge Ltd.	733,575	63,505,588
Cal-Maine Foods, Inc. (a)(b)	198,305	7,150,878
Calavo Growers, Inc.	89,187	3,615,641
Coffee Holding Co., Inc. (a)	29,287	128,863
Darling Ingredients, Inc. (a)	844,073	56,991,809
Farmer Brothers Co. (a)	84,391	530,819
Flowers Foods, Inc.	1,030,228	26,600,487
Fresh Del Monte Produce, Inc.	161,189	3,991,040
Freshpet, Inc. (a)	226,455	24,461,669
Hostess Brands, Inc. Class A (a)	693,553	11,783,465
Ingredion, Inc.	341,886	31,839,843
J&J Snack Foods Corp.	73,149	9,990,690
John B. Sanfilippo & Son, Inc.	48,430	3,990,632
Laird Superfood, Inc. (a)(b)	19,802	263,961
Lancaster Colony Corp.	105,437	15,414,889
Landec Corp. (a)	138,002	1,097,116
Lifeway Foods, Inc. (a)(b)	26,868	137,295
Limoneira Co.	79,794	1,166,588
Mission Produce, Inc. (a)(b)	182,634	3,234,448
Nuzee, Inc. (a)	36,077	167,758
Pilgrim's Pride Corp. (a)	261,660	7,347,413
Post Holdings, Inc. (a)(b)	300,506	29,028,880
RiceBran Technologies (a)(b)	331,489	142,540
Rocky Mountain Chocolate Factory, Inc. (a)	6,207	52,760
S&W Seed Co. (a)(b)	104,603	305,441
Sanderson Farms, Inc.	108,304	20,337,325
Seaboard Corp.	1,382	5,376,008
Seneca Foods Corp. Class A (a)	41,853	1,787,542
Tattooed Chef, Inc. (a)(b)	232,821	3,746,090
The Hain Celestial Group, Inc. (a)	480,388	18,941,699
The Simply Good Foods Co. (a)	434,033	16,046,200
Tootsie Roll Industries, Inc.	91,251	2,869,844
TreeHouse Foods, Inc. (a)	276,547	10,149,275
Utz Brands, Inc. Class A	309,935	4,373,183
Vital Farms, Inc. (a)(b)	121,075	2,047,378
Whole Earth Brands, Inc. Class A (a)(b)	175,032	1,848,338
		425,690,912
Household Products - 0.2%
Central Garden & Pet Co. (a)	8,867	427,212
Central Garden & Pet Co. Class A (non-vtg.) (a)	263,265	11,412,538
Energizer Holdings, Inc.	312,623	11,626,449
Ocean Bio-Chem, Inc.	18,384	181,082
Oil-Dri Corp. of America	25,209	839,460
Reynolds Consumer Products, Inc.	293,396	8,561,295
Spectrum Brands Holdings, Inc.	228,154	22,838,215
WD-40 Co. (b)	71,903	16,131,438
		72,017,689
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)(b)	201,376	4,333,612
Better Choice Co., Inc. (b)	25,957	97,598
Coty, Inc. Class A (a)	1,737,309	16,904,017
Cyanotech Corp. (a)(b)	23,119	81,610
Edgewell Personal Care Co.	272,695	11,578,630
elf Beauty, Inc. (a)	235,954	7,106,934
Guardion Health Sciences, Inc. (a)(b)	98,666	99,653
Herbalife Nutrition Ltd. (a)	518,241	19,361,484
Inter Parfums, Inc.	93,093	8,176,358
Jupiter Wellness, Inc. (b)	40,072	56,502
Lifemd, Inc. (a)(b)	114,147	464,578
LifeVantage Corp. (a)	66,567	428,026
Mannatech, Inc.	4,424	161,034
MediFast, Inc.	60,622	12,472,370
Natural Alternatives International, Inc. (a)	22,260	287,822
Natural Health Trends Corp.	34,256	241,847
Nature's Sunshine Products, Inc.	86,781	1,475,277
Nu Skin Enterprises, Inc. Class A	263,313	11,554,174
Revlon, Inc. (a)	36,171	411,264
Summer Infant, Inc. (a)(b)	7,793	84,164
The Beauty Health Co. (b)	458,022	11,890,251
The Honest Co., Inc.	143,636	1,226,651
United-Guardian, Inc.	6,088	96,190
USANA Health Sciences, Inc. (a)	60,370	6,020,096
Veru, Inc. (a)	331,789	2,488,418
Zivo Bioscience, Inc. (b)	340,802	1,141,687
		118,240,247
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	875,399	2,197,251
Turning Point Brands, Inc.	71,872	2,731,136
Universal Corp.	132,942	6,191,109
Vector Group Ltd.	695,020	10,800,611
		21,920,107
TOTAL CONSUMER STAPLES		1,093,488,733
ENERGY - 2.6%
Energy Equipment & Services - 0.5%
Archrock, Inc.	717,958	5,305,710
Aspen Aerogels, Inc. (a)	124,894	7,138,941
Bristow Group, Inc. (a)	122,642	3,642,467
Cactus, Inc.	295,468	10,784,582
Championx Corp. (a)	1,125,219	22,965,720
Core Laboratories NV (b)	200,703	4,594,092
Dawson Geophysical Co. (a)	86,673	201,948
DMC Global, Inc. (a)	107,183	3,912,180
Dril-Quip, Inc. (a)	165,630	3,165,189
ENGlobal Corp. (a)(b)	111,051	208,776
Enservco Corp. (a)(b)	36,407	38,227
Expro Group Holdings NV (a)	141,537	1,982,933
Exterran Corp. (a)(b)	164,964	562,527
Forum Energy Technologies, Inc. (a)(b)	16,401	288,658
FTS International, Inc. Class A	45,692	1,203,527
Geospace Technologies Corp. (a)	67,953	585,075
Gulf Island Fabrication, Inc. (a)	52,849	211,396
Helix Energy Solutions Group, Inc. (a)(b)	657,480	1,998,739
Helmerich & Payne, Inc.	579,428	13,008,159
Independence Contract Drilling, Inc. (a)(b)	31,424	95,529
ION Geophysical Corp. (a)(b)	141,493	246,198
KLX Energy Services Holdings, Inc. (a)(b)	40,000	160,000
Liberty Oilfield Services, Inc. Class A (a)	654,984	6,025,853
Mammoth Energy Services, Inc. (a)(b)	181,373	350,050
MIND Technology, Inc. (a)	40,167	66,276
Nabors Industries Ltd. (a)	34,582	2,817,050
Natural Gas Services Group, Inc. (a)	53,446	569,734
NCS Multistage Holdings, Inc. (a)	4,209	135,235
Newpark Resources, Inc. (a)	515,114	1,406,261
Nextier Oilfield Solutions, Inc. (a)	699,893	2,519,615
Nine Energy Service, Inc. (a)(b)	82,259	108,582
Noble Corp. (b)	292,123	6,823,993
NOV, Inc.	2,252,022	26,844,102
Nuverra Environmental Solutions, Inc. (a)	27,512	42,506
Oceaneering International, Inc. (a)	469,320	5,017,031
Oil States International, Inc. (a)	242,525	1,227,177
Patterson-UTI Energy, Inc.	832,284	5,875,925
Profire Energy, Inc. (a)	142,979	158,707
ProPetro Holding Corp. (a)	430,813	3,541,283
Ranger Energy Services, Inc. Class A (a)	20,610	206,100
RPC, Inc. (a)(b)	334,167	1,346,693
SEACOR Marine Holdings, Inc. (a)	94,686	352,232
Select Energy Services, Inc. Class A (a)	362,503	2,077,142
Smart Sand, Inc. (a)(b)	125,194	240,372
Solaris Oilfield Infrastructure, Inc. Class A	182,822	1,250,502
Superior Drilling Products, Inc. (a)(b)	61,142	52,038
TechnipFMC PLC (a)	2,204,783	12,501,120
TETRA Technologies, Inc. (a)	542,680	1,416,395
Tidewater, Inc. (a)	236,204	2,463,608
Transocean Ltd. (United States) (a)(b)	2,922,948	8,827,303
U.S. Silica Holdings, Inc. (a)	367,570	3,565,429
U.S. Well Services, Inc. (a)(b)	72,964	125,498
Valaris Ltd.	371,326	11,533,386
Weatherford International PLC (a)	332,598	9,562,193
		201,349,964
Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	11,784	321,114
Aemetis, Inc. (a)	143,903	2,699,620
Alto Ingredients, Inc. (a)(b)	366,771	1,910,877
Altus Midstream Co.	16,680	1,057,178
American Resources Corp. (a)(b)	205,176	385,731
Amplify Energy Corp. (a)(b)	149,254	471,643
Antero Midstream GP LP	1,632,756	15,854,061
Antero Resources Corp. (a)	1,472,090	25,849,900
Arch Resources, Inc.	80,415	6,231,358
Barnwell Industries, Inc. (a)(b)	95,554	239,841
Battalion Oil Corp. (a)(b)	38,008	435,192
Berry Corp.	405,118	3,297,661
Brigham Minerals, Inc. Class A	218,513	4,536,330
California Resources Corp.	422,232	16,496,604
Callon Petroleum Co. (a)(b)	211,050	10,729,782
Camber Energy, Inc. (a)(b)	674,972	803,217
Centennial Resource Development, Inc. Class A (a)(b)	980,389	6,107,823
Centrus Energy Corp. Class A (a)(b)	56,130	3,114,654
Cheniere Energy, Inc.	1,221,268	128,001,099
Chesapeake Energy Corp.	537,141	31,981,375
Civitas Resources, Inc.	271,447	13,873,656
Clean Energy Fuels Corp. (a)(b)	877,613	6,292,485
CNX Resources Corp. (a)(b)	1,096,176	14,951,841
Comstock Resources, Inc. (a)	438,756	3,549,536
CONSOL Energy, Inc. (a)	169,292	3,715,959
Contango Oil & Gas Co. (a)(b)	766,225	2,666,463
Continental Resources, Inc.	303,396	13,452,579
CVR Energy, Inc.	140,772	2,197,451
Delek U.S. Holdings, Inc. (a)	383,350	6,010,928
Denbury, Inc. (a)	255,711	20,359,710
Dorian LPG Ltd.	170,564	2,099,643
DT Midstream, Inc.	494,760	22,694,641
Earthstone Energy, Inc. (a)	148,876	1,521,513
Ecoark Holdings, Inc. (a)(b)	18,655	57,271
Epsilon Energy Ltd. (a)	3,168	17,266
EQT Corp. (a)	1,564,536	30,398,934
Equitrans Midstream Corp.	2,067,630	19,890,601
Evolution Petroleum Corp.	186,509	926,950
Falcon Minerals Corp.	226,197	1,049,554
Gevo, Inc. (a)(b)	1,012,078	5,819,449
Goodrich Petroleum Corp. (a)	66,944	1,539,712
Green Plains, Inc. (a)(b)	273,840	10,583,916
Gulfport Energy Corp.	56,138	4,097,513
Hallador Energy Co. (a)(b)	127,463	313,559
HollyFrontier Corp.	765,610	24,744,515
Houston American Energy Corp. (a)(b)	122,877	201,518
International Seaways, Inc.	228,435	3,335,151
Kosmos Energy Ltd. (a)	2,170,983	7,945,798
Laredo Petroleum, Inc. (a)(b)	67,435	3,971,922
Lightbridge Corp. (a)(b)	32,543	296,792
Magnolia Oil & Gas Corp. Class A	722,308	13,702,183
Matador Resources Co.	565,298	22,199,252
Mexco Energy Corp. (a)(b)	8,253	86,574
Murphy Oil Corp.	770,378	20,476,647
NACCO Industries, Inc. Class A	24,311	720,335
New Concept Energy, Inc. (a)(b)	18,365	55,646
New Fortress Energy, Inc.	217,843	5,422,112
Nextdecade Corp. (a)(b)	200,304	636,967
Northern Oil & Gas, Inc.	330,268	6,730,862
Oasis Petroleum, Inc.	93,505	11,211,250
Overseas Shipholding Group, Inc. (a)	480,769	860,577
Ovintiv, Inc.	1,369,311	47,597,250
Par Pacific Holdings, Inc. (a)	252,606	3,420,285
PBF Energy, Inc. Class A (a)	502,731	6,299,219
PDC Energy, Inc.	509,576	25,697,918
Peabody Energy Corp. (a)	452,748	4,509,370
Pedevco Corp. (a)(b)	86,042	93,786
Phx Minerals, Inc. Class A	197,548	491,895
PrimeEnergy Corp. (a)	4,172	263,253
Range Resources Corp. (a)	1,339,185	26,194,459
Ranger Oil Corp. (a)	93,738	2,523,427
Renewable Energy Group, Inc. (a)	257,641	12,310,087
Rex American Resources Corp. (a)	30,524	2,777,684
Riley Exploration Permian, Inc.	10,182	178,898
Ring Energy, Inc. (a)(b)	357,196	825,123
SandRidge Energy, Inc. (a)	160,033	1,701,151
SilverBow Resources, Inc. (a)	49,534	1,167,516
SM Energy Co.	626,055	18,155,595
Southwestern Energy Co. (a)	3,458,327	15,493,305
Talos Energy, Inc. (a)	195,703	1,951,159
Targa Resources Corp.	1,181,982	61,025,731
Tellurian, Inc. (a)(b)	1,959,805	6,388,964
Texas Pacific Land Corp.	32,260	38,994,920
U.S. Energy Corp. (a)(b)	77,059	275,871
Uranium Energy Corp. (a)(b)	1,269,307	4,975,683
VAALCO Energy, Inc. (a)	283,368	867,106
Vertex Energy, Inc. (a)(b)	219,615	1,080,506
W&T Offshore, Inc. (a)	468,996	1,613,346
Whiting Petroleum Corp. (a)	208,348	13,478,032
World Fuel Services Corp.	333,877	8,343,586
		879,899,416
TOTAL ENERGY		1,081,249,380
FINANCIALS - 14.5%
Banks - 4.9%
1st Constitution Bancorp	43,797	1,044,120
1st Source Corp.	95,937	4,437,086
ACNB Corp.	46,204	1,341,764
Allegiance Bancshares, Inc.	104,375	4,219,881
Amalgamated Financial Corp.	144,924	2,452,114
Amerant Bancorp, Inc. Class A (a)	121,365	3,416,425
American National Bankshares, Inc.	53,794	1,967,785
Ameris Bancorp	339,202	16,508,961
AmeriServ Financial, Inc.	99,260	382,151
Ames National Corp.	50,203	1,229,974
Arrow Financial Corp.	85,415	2,946,818
Associated Banc-Corp.	801,627	17,555,631
Atlantic Capital Bancshares, Inc. (a)	112,849	3,153,001
Atlantic Union Bankshares Corp.	379,870	12,349,574
Auburn National Bancorp., Inc.	5,383	183,022
Banc of California, Inc.	282,626	5,536,643
BancFirst Corp.	99,148	6,308,787
Bancorp, Inc., Delaware (a)	291,418	8,238,387
Bank First National Corp. (b)	31,970	2,245,253
Bank of Hawaii Corp.	197,582	15,763,092
Bank of Marin Bancorp	78,129	2,706,389
Bank of South Carolina Corp.	11,255	228,364
Bank of the James Financial Group, Inc.	220	3,496
Bank OZK	626,191	27,997,000
Bank7 Corp.	1,028	23,634
BankFinancial Corp.	79,330	842,485
BankUnited, Inc.	464,300	18,404,852
Bankwell Financial Group, Inc.	40,111	1,239,029
Banner Corp.	185,084	10,601,612
Bar Harbor Bankshares	83,537	2,386,652
BayCom Corp. (a)	61,154	1,113,614
BCB Bancorp, Inc.	80,302	1,179,636
Berkshire Hills Bancorp, Inc.	272,079	7,267,230
Blue Ridge Bankshares, Inc.	88,828	1,582,027
BOK Financial Corp.	160,507	16,565,927
Brookline Bancorp, Inc., Delaware	410,147	6,328,568
Bryn Mawr Bank Corp.	107,687	4,802,840
Business First Bancshares, Inc.	101,789	2,799,198
Byline Bancorp, Inc.	129,661	3,367,296
C & F Financial Corp.	16,992	851,299
Cadence Bank	998,675	29,181,284
California Bancorp, Inc. (a)	33,152	624,915
Cambridge Bancorp	37,972	3,371,154
Camden National Corp.	78,942	3,617,122
Capital Bancorp, Inc.	53,441	1,419,927
Capital City Bank Group, Inc.	65,988	1,749,342
Capstar Financial Holdings, Inc.	103,427	2,154,384
Carter Bankshares, Inc.	135,579	1,967,251
Cathay General Bancorp	412,805	17,300,658
CB Financial Services, Inc.	33,881	803,657
CBTX, Inc.	100,733	2,800,377
Central Pacific Financial Corp.	148,931	3,986,883
Central Valley Community Bancorp	60,161	1,263,381
Chemung Financial Corp.	17,284	820,126
ChoiceOne Financial Services, Inc.	34,904	885,514
CIT Group, Inc.	512,097	25,123,479
Citizens & Northern Corp.	87,302	2,159,851
Citizens Community Bancorp, Inc.	18,231	248,124
Citizens Holding Co.	18,121	327,084
City Holding Co.	82,957	6,508,806
Civista Bancshares, Inc.	82,747	1,947,037
CNB Financial Corp., Pennsylvania	86,608	2,282,121
Coastal Financial Corp. of Washington (a)	51,266	2,241,862
Codorus Valley Bancorp, Inc.	41,786	907,174
Colony Bankcorp, Inc.	25,470	458,460
Columbia Banking Systems, Inc.	426,001	13,998,393
Commerce Bancshares, Inc.	553,761	38,652,518
Community Bank System, Inc.	267,966	18,934,478
Community Bankers Trust Corp.	132,406	1,488,243
Community Financial Corp.	28,907	1,070,137
Community Trust Bancorp, Inc.	80,471	3,379,782
Community West Bancshares	400	5,270
ConnectOne Bancorp, Inc.	187,148	6,082,310
County Bancorp, Inc.	24,600	833,202
CrossFirst Bankshares, Inc. (a)	256,761	3,592,086
Cullen/Frost Bankers, Inc.	290,912	36,622,912
Customers Bancorp, Inc. (a)	166,418	9,592,334
CVB Financial Corp.	686,690	13,122,646
Dime Community Bancshares, Inc.	191,557	6,570,405
Eagle Bancorp Montana, Inc.	31,307	689,067
Eagle Bancorp, Inc.	148,412	8,363,016
East West Bancorp, Inc.	739,645	56,952,665
Eastern Bankshares, Inc.	859,028	17,292,234
Emclaire Financial Corp.	100	2,850
Enterprise Bancorp, Inc.	37,183	1,465,754
Enterprise Financial Services Corp.	210,860	9,777,578
Equity Bancshares, Inc.	75,763	2,463,813
Esquire Financial Holdings, Inc. (a)	36,066	1,190,539
Evans Bancorp, Inc.	31,458	1,241,018
Farmers & Merchants Bancorp, Inc.	52,926	1,555,495
Farmers National Banc Corp.	148,692	2,615,492
FB Financial Corp.	182,768	7,840,747
Fidelity D & D Bancorp, Inc.	16,572	845,338
Financial Institutions, Inc.	88,108	2,713,726
First Bancorp, North Carolina	187,594	8,336,677
First Bancorp, Puerto Rico	989,681	13,152,860
First Bancshares, Inc.	119,928	4,660,402
First Bank Hamilton New Jersey	86,013	1,244,608
First Busey Corp.	269,173	6,917,746
First Business Finance Services, Inc.	40,089	1,146,946
First Capital, Inc.	14,280	571,057
First Citizens Bancshares, Inc.	37,216	29,920,920
First Commonwealth Financial Corp.	515,961	7,754,894
First Community Bankshares, Inc.	85,244	2,787,479
First Community Corp.	49,144	1,037,430
First Financial Bancorp, Ohio	454,235	10,447,405
First Financial Bankshares, Inc.	669,724	33,432,622
First Financial Corp., Indiana	68,030	2,956,584
First Financial Northwest, Inc.	37,909	628,152
First Foundation, Inc.	214,361	5,449,057
First Guaranty Bancshares, Inc.	3,045	66,655
First Hawaiian, Inc.	646,399	16,967,974
First Horizon National Corp.	2,844,471	45,881,317
First Internet Bancorp	51,391	2,225,744
First Interstate Bancsystem, Inc.	186,648	7,615,238
First Merchants Corp.	257,390	10,267,287
First Mid-Illinois Bancshares, Inc.	85,276	3,584,150
First Midwest Bancorp, Inc., Delaware	539,566	10,645,637
First National Corp.	200	4,540
First Northwest Bancorp	55,204	1,007,473
First of Long Island Corp.	120,195	2,518,085
First Savings Financial Group, Inc.	24,534	632,977
First U.S. Bancshares, Inc.	8,364	96,186
First United Corp.	31,849	594,621
First Western Financial, Inc. (a)	32,348	969,793
Five Star Bancorp	27,877	827,668
Flushing Financial Corp.	166,250	3,926,825
FNB Corp., Pennsylvania	1,509,892	17,605,341
FNCM Bancorp, Inc.	78,249	705,806
Franklin Financial Services Corp.	18,851	622,083
Fulton Financial Corp.	866,245	13,678,009
FVCBankcorp, Inc. (a)	52,111	1,047,952
German American Bancorp, Inc.	133,490	5,223,464
Glacier Bancorp, Inc.	566,276	30,748,787
Glen Burnie Bancorp	18,268	233,282
Great Southern Bancorp, Inc.	58,075	3,230,712
Great Western Bancorp, Inc.	300,600	10,085,130
Guaranty Bancshares, Inc. Texas	51,729	1,901,041
Hancock Whitney Corp.	445,842	21,302,331
Hanmi Financial Corp.	165,660	3,722,380
HarborOne Bancorp, Inc.	317,901	4,415,645
Hawthorn Bancshares, Inc.	41,326	1,021,992
HBT Financial, Inc.	47,853	861,354
Heartland Financial U.S.A., Inc.	212,137	10,076,508
Heritage Commerce Corp.	326,200	3,575,152
Heritage Financial Corp., Washington	193,333	4,529,792
Hilltop Holdings, Inc.	308,934	10,513,024
Home Bancshares, Inc.	770,931	18,448,379
HomeStreet, Inc.	115,901	5,722,032
HomeTrust Bancshares, Inc.	92,190	2,768,466
Hope Bancorp, Inc.	672,571	9,651,394
Horizon Bancorp, Inc. Indiana	212,572	4,123,897
Howard Bancorp, Inc. (a)	63,445	1,310,774
Independent Bank Corp.	118,195	2,665,297
Independent Bank Corp., Massachusetts	261,178	20,648,733
Independent Bank Group, Inc.	198,214	13,761,998
International Bancshares Corp.	265,091	11,136,473
Investar Holding Corp.	49,819	892,756
Investors Bancorp, Inc.	1,119,917	16,675,564
Lakeland Bancorp, Inc.	275,631	4,931,039
Lakeland Financial Corp. (b)	135,148	9,544,152
Landmark Bancorp, Inc. (b)	3,235	92,780
LCNB Corp.	64,357	1,232,437
Level One Bancorp, Inc.	24,254	918,984
Limestone Bancorp, Inc. (a)	20,831	390,373
Live Oak Bancshares, Inc.	168,551	15,017,894
Macatawa Bank Corp.	125,639	1,057,880
Mainstreet Bancshares, Inc. (a)	25,269	597,865
Malvern Bancorp, Inc. (a)	80,887	1,331,400
Mercantile Bank Corp.	87,464	2,937,041
Meridian Bank/Malvern, PA	30,226	1,020,128
Meta Financial Group, Inc.	176,404	10,543,667
Metrocity Bankshares, Inc.	82,026	2,206,499
Metropolitan Bank Holding Corp. (a)	49,471	4,696,282
Mid Penn Bancorp, Inc.	48,829	1,536,160
Middlefield Banc Corp.	35,190	904,383
Midland States Bancorp, Inc.	108,385	2,579,563
MidWestOne Financial Group, Inc.	77,966	2,401,353
MVB Financial Corp.	54,761	2,249,034
National Bank Holdings Corp.	170,052	7,247,616
National Bankshares, Inc.	31,250	1,146,563
NBT Bancorp, Inc.	233,201	8,420,888
Nicolet Bankshares, Inc. (a)	60,189	4,292,078
Northeast Bank	44,157	1,430,245
Northrim Bancorp, Inc.	34,589	1,402,584
Norwood Financial Corp.	41,478	1,094,604
Oak Valley Bancorp Oakdale California	25,757	441,990
OceanFirst Financial Corp.	320,495	6,605,402
OFG Bancorp	277,097	6,678,038
Ohio Valley Banc Corp.	17,021	476,588
Old National Bancorp, Indiana	781,691	13,804,663
Old Point Financial Corp.	8,621	206,559
Old Second Bancorp, Inc.	142,706	1,762,419
OptimumBank Holdings, Inc. (a)(b)	5,789	23,909
Origin Bancorp, Inc.	118,899	5,016,349
Orrstown Financial Services, Inc.	55,134	1,290,136
Pacific Premier Bancorp, Inc.	486,019	18,833,236
PacWest Bancorp	607,475	27,178,432
Park National Corp.	76,083	9,897,637
Parke Bancorp, Inc.	49,727	1,019,404
Partners Bancorp	3,930	37,649
Pathfinder Bancorp, Inc.	200	3,360
Patriot National Bancorp, Inc. (a)	1,376	19,264
PCB Bancorp	70,327	1,566,182
Peapack-Gladstone Financial Corp.	93,200	3,083,056
Penns Woods Bancorp, Inc.	31,595	755,121
Peoples Bancorp of North Carolina	30,669	873,760
Peoples Bancorp, Inc.	97,338	3,001,904
Peoples Financial Services Corp.	32,137	1,522,972
Pinnacle Financial Partners, Inc.	395,786	37,761,942
Plumas Bancorp	18,070	617,813
Popular, Inc.	414,024	32,219,348
Preferred Bank, Los Angeles	72,145	4,916,682
Primis Financial Corp.	105,662	1,614,515
Professional Holdings Corp. (A Shares) (a)	77,486	1,475,333
Prosperity Bancshares, Inc.	477,932	34,066,993
QCR Holdings, Inc.	80,872	4,362,236
RBB Bancorp	71,969	1,760,362
Red River Bancshares, Inc.	26,479	1,398,091
Reliant Bancorp, Inc.	82,950	2,759,747
Renasant Corp.	268,832	9,793,550
Republic Bancorp, Inc., Kentucky Class A	50,634	2,593,980
Republic First Bancorp, Inc. (a)	253,444	856,641
Richmond Mutual Bancorp., Inc.	63,479	1,031,534
Riverview Financial Corp. (a)	3,095	47,880
S&T Bancorp, Inc.	212,605	6,359,016
Salisbury Bancorp, Inc.	16,080	829,085
Sandy Spring Bancorp, Inc.	256,761	12,049,794
SB Financial Group, Inc.	32,474	612,135
Seacoast Banking Corp., Florida	298,999	10,097,196
ServisFirst Bancshares, Inc.	251,566	20,223,391
Shore Bancshares, Inc.	100,279	1,965,468
Sierra Bancorp	78,716	1,982,069
Signature Bank	314,986	95,220,268
Silvergate Capital Corp. (a)	137,867	28,191,044
Simmons First National Corp. Class A	580,541	16,899,549
SmartFinancial, Inc.	76,603	1,966,399
Sound Financial Bancorp, Inc. (b)	11,669	501,184
South Plains Financial, Inc.	49,911	1,247,775
Southern First Bancshares, Inc. (a)	37,487	2,194,114
Southside Bancshares, Inc.	165,724	6,753,253
Southstate Corp.	364,599	28,489,766
Spirit of Texas Bancshares, Inc.	73,052	2,030,846
Sterling Bancorp	981,022	24,339,156
Stock Yards Bancorp, Inc.	120,125	7,187,079
Summit Financial Group, Inc.	49,707	1,242,675
Summit State Bank	220	3,529
Synovus Financial Corp.	761,442	34,485,708
Texas Capital Bancshares, Inc. (a)	257,838	14,521,436
The Bank of Princeton	28,103	837,750
The First Bancorp, Inc.	55,567	1,682,569
Tompkins Financial Corp.	64,266	5,023,031
TowneBank	354,816	10,853,821
Trico Bancshares	145,798	6,146,844
TriState Capital Holdings, Inc. (a)	151,326	4,526,161
Triumph Bancorp, Inc. (a)	123,594	15,739,696
Trustmark Corp.	340,756	10,430,541
UMB Financial Corp.	216,052	21,730,510
Umpqua Holdings Corp.	1,082,344	20,629,477
Union Bankshares, Inc.	25,687	804,003
United Bancorp, Inc.	40,787	639,132
United Bancshares, Inc.	13,498	371,060
United Bankshares, Inc., West Virginia	651,005	23,260,409
United Community Bank, Inc.	430,944	14,768,451
United Security Bancshares, California	72,516	560,549
Unity Bancorp, Inc.	35,956	934,856
Univest Corp. of Pennsylvania	159,700	4,402,929
Valley National Bancorp	2,093,443	28,135,874
Veritex Holdings, Inc.	275,047	10,900,113
Village Bank & Trust Financial Corp. (b)	8,696	479,150
Virginia National Bank Corp. (b)	4,692	165,252
Washington Trust Bancorp, Inc.	92,049	4,952,236
Webster Financial Corp.	519,466	27,994,023
WesBanco, Inc.	357,744	11,644,567
West Bancorp., Inc.	82,351	2,555,352
Westamerica Bancorp.	142,350	7,655,583
Western Alliance Bancorp.	542,393	59,543,904
Wintrust Financial Corp.	289,509	25,340,723
		2,070,556,865
Capital Markets - 4.2%
Affiliated Managers Group, Inc.	215,111	36,596,834
Apollo Global Management LLC Class A	1,087,100	76,944,938
Ares Management Corp.	848,803	68,888,851
Artisan Partners Asset Management, Inc.	337,155	15,080,943
Ashford, Inc. (a)(b)	11,628	226,339
Assetmark Financial Holdings, Inc. (a)	94,909	2,406,892
Associated Capital Group, Inc.	19,292	762,034
B. Riley Financial, Inc.	86,819	6,722,395
BGC Partners, Inc. Class A	1,805,211	8,069,293
Blackstone, Inc.	3,567,316	504,596,783
Blucora, Inc. (a)	254,432	4,119,254
Blue Owl Capital, Inc. Class A (b)	1,398,052	21,166,507
Bridge Investment Group Holdings, Inc.	86,711	1,797,519
BrightSphere Investment Group, Inc.	311,954	9,367,979
Carlyle Group LP	720,324	39,394,520
Cohen & Co., Inc.	10,942	175,665
Cohen & Steers, Inc.	130,393	11,705,380
Coinbase Global, Inc.	149,354	47,046,510
Cowen Group, Inc. Class A	145,660	5,153,451
Diamond Hill Investment Group, Inc.	15,568	2,990,457
Donnelley Financial Solutions, Inc. (a)	155,414	7,260,942
Evercore, Inc. Class A	206,258	28,607,985
FactSet Research Systems, Inc.	195,842	91,765,686
Federated Hermes, Inc.	510,035	17,193,280
Focus Financial Partners, Inc. Class A (a)	263,247	16,200,220
GAMCO Investors, Inc. Class A	21,641	529,772
GCM Grosvenor, Inc. Class A	187,245	2,145,828
Greenhill & Co., Inc.	76,150	1,299,119
Hamilton Lane, Inc. Class A	176,806	18,700,771
Hennessy Advisors, Inc. (b)	9,554	101,941
Heritage Global, Inc. (a)	59,452	90,367
Houlihan Lokey	263,074	28,554,052
Interactive Brokers Group, Inc.	453,932	33,509,260
Janus Henderson Group PLC	895,236	38,253,434
Jefferies Financial Group, Inc.	1,016,547	38,201,836
KKR & Co. LP	3,032,720	225,786,004
Lazard Ltd. Class A	585,927	24,972,209
LPL Financial	417,914	65,867,426
Manning & Napier, Inc. Class A	64,534	573,062
MarketWise, Inc. Class A (a)(b)	136,266	971,577
Moelis & Co. Class A	315,795	19,361,391
Morningstar, Inc.	124,100	38,511,953
National Holdings Corp. warrants 1/18/22 (a)(c)	3,483	0
Open Lending Corp. (a)	536,337	12,464,472
Oppenheimer Holdings, Inc. Class A (non-vtg.)	52,068	2,553,415
Perella Weinberg Partners Class A	145,416	1,733,359
Piper Jaffray Companies	76,287	12,644,570
PJT Partners, Inc.	128,158	9,750,261
Pzena Investment Management, Inc.	87,276	818,649
Safeguard Scientifics, Inc. (a)	119,728	890,776
Sculptor Capital Management, Inc. Class A	113,800	2,062,056
SEI Investments Co.	560,008	33,393,277
Siebert Financial Corp. (a)(b)	58,268	163,733
Silvercrest Asset Management Group Class A	47,307	761,170
StepStone Group, Inc. Class A	229,564	9,497,063
Stifel Financial Corp.	548,500	38,948,985
StoneX Group, Inc. (a)	86,945	4,884,135
Tradeweb Markets, Inc. Class A	551,107	52,906,272
U.S. Global Investors, Inc. Class A	67,034	348,577
Value Line, Inc.	10,535	426,668
Victory Capital Holdings, Inc.	88,776	3,112,487
Virtu Financial, Inc. Class A	434,418	12,241,899
Virtus Investment Partners, Inc.	38,165	11,349,508
Westwood Holdings Group, Inc.	42,369	686,801
WisdomTree Investments, Inc.	590,199	3,623,822
		1,776,932,614
Consumer Finance - 1.0%
Ally Financial, Inc.	1,867,444	85,584,959
Atlanticus Holdings Corp. (a)	33,885	2,013,786
Consumer Portfolio Services, Inc. (a)	69,404	537,881
Credit Acceptance Corp. (a)(b)	46,168	28,850,383
CURO Group Holdings Corp.	98,423	1,632,838
Elevate Credit, Inc. (a)(b)	99,560	317,596
Encore Capital Group, Inc. (a)(b)	158,429	9,242,748
Enova International, Inc. (a)	197,964	7,546,388
EZCORP, Inc. (non-vtg.) Class A (a)(b)	276,099	2,043,133
First Cash Financial Services, Inc.	204,089	13,029,042
Green Dot Corp. Class A (a)	284,059	10,197,718
Katapult Holdings, Inc. (a)(b)	296,193	1,164,038
LendingClub Corp. (a)	509,236	16,662,202
LendingTree, Inc. (a)	57,988	6,574,679
Medallion Financial Corp. (a)	80,536	636,234
Navient Corp.	875,476	17,273,141
Nelnet, Inc. Class A	111,328	9,596,474
Nicholas Financial, Inc. (a)	71,789	850,700
OneMain Holdings, Inc.	564,981	28,130,404
Oportun Financial Corp. (a)	99,176	2,129,309
OppFi, Inc. Class A (a)(b)	31,259	153,169
PRA Group, Inc. (a)	245,400	10,419,684
PROG Holdings, Inc.	344,573	15,547,134
Regional Management Corp.	57,197	3,235,062
SLM Corp.	1,571,269	27,937,163
SoFi Technologies, Inc. (b)	3,356,208	57,726,778
Sunlight Financial Holdings, Inc. Class A (b)	167,341	731,280
Upstart Holdings, Inc.	239,787	49,129,958
World Acceptance Corp. (a)(b)	21,431	4,402,356
		413,296,237
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	44,542	3,084,534
Alerus Financial Corp.	80,521	2,423,682
Cannae Holdings, Inc. (a)	428,657	12,675,387
Equitable Holdings, Inc.	2,059,598	64,794,953
FlexShopper, Inc. (a)	77,793	196,816
LM Funding America, Inc. (a)(b)	53,616	283,092
Marlin Business Services Corp.	63,940	1,467,423
SWK Holdings Corp. (a)	5,523	105,047
Voya Financial, Inc.	579,825	36,030,326
		121,061,260
Insurance - 2.5%
Alleghany Corp. (a)	71,854	46,480,916
AMBAC Financial Group, Inc. (a)	240,962	3,599,972
American Equity Investment Life Holding Co.	418,132	14,061,779
American Financial Group, Inc.	341,198	45,587,465
American National Group, Inc.	65,413	12,379,410
Amerisafe, Inc.	101,882	5,408,915
Arch Capital Group Ltd. (a)	2,056,713	83,050,071
Argo Group International Holdings, Ltd.	189,041	10,261,145
Assured Guaranty Ltd.	357,425	17,503,102
Athene Holding Ltd. (a)	678,064	55,547,003
Atlantic American Corp. (b)	39,532	152,198
Axis Capital Holdings Ltd.	387,271	19,239,623
Brighthouse Financial, Inc. (a)	423,908	20,606,168
BRP Group, Inc. (a)	270,316	10,012,505
Citizens, Inc. Class A (a)(b)	251,271	1,424,707
CNA Financial Corp.	149,768	6,236,340
CNO Financial Group, Inc.	614,306	13,920,174
Conifer Holdings, Inc. (a)	13,147	31,421
Crawford & Co.:
Class A	84,964	619,388
Class B	51,170	379,170
Donegal Group, Inc. Class A	86,295	1,173,612
eHealth, Inc. (a)	117,144	2,586,540
Employers Holdings, Inc.	150,437	5,808,373
Enstar Group Ltd. (a)	62,634	13,973,645
Erie Indemnity Co. Class A	131,958	24,519,116
Fednat Holding Co. (b)	54,545	83,999
FG Financial Group, Inc. (a)(b)	9,639	33,737
Fidelity National Financial, Inc.	1,483,267	72,546,589
First American Financial Corp.	567,140	42,070,445
Genworth Financial, Inc. Class A (a)	2,636,535	10,071,564
GoHealth, Inc. (a)(b)	315,298	1,116,155
Goosehead Insurance	101,356	13,310,070
Greenlight Capital Re, Ltd. (a)	148,408	1,003,238
Hallmark Financial Services, Inc. (a)	91,665	366,660
Hanover Insurance Group, Inc.	177,887	21,657,742
HCI Group, Inc.	35,010	3,865,104
Heritage Insurance Holdings, Inc.	141,723	943,875
Hippo Holdings, Inc. (b)	1,923,149	7,038,725
Horace Mann Educators Corp.	229,884	8,521,800
Independence Holding Co.	36,899	2,084,794
Investors Title Co.	7,475	1,614,600
James River Group Holdings Ltd.	199,813	5,283,056
Kemper Corp.	303,960	16,815,067
Kingstone Companies, Inc.	38,381	188,835
Kinsale Capital Group, Inc.	111,923	23,279,984
Lemonade, Inc. (a)(b)	199,028	9,841,935
Maiden Holdings Ltd. (a)	374,705	1,124,115
Markel Corp. (a)	71,434	85,350,772
MBIA, Inc. (a)(b)	266,220	3,130,747
Mercury General Corp.	143,954	7,344,533
MetroMile, Inc. (a)	322,972	820,349
Midwest Holding, Inc.	1,340	20,502
National Western Life Group, Inc.	12,503	2,546,236
NI Holdings, Inc. (a)	45,517	843,885
Old Republic International Corp.	1,444,309	34,605,644
Oscar Health, Inc. (b)	212,727	1,914,543
Oxbridge Re Holdings Ltd. (a)	14,895	64,942
Palomar Holdings, Inc. (a)	126,856	9,270,636
Primerica, Inc.	205,625	30,257,719
ProAssurance Corp.	289,849	6,666,527
Reinsurance Group of America, Inc.	350,416	33,257,983
Reliance Global Group, Inc. (a)(b)	43,427	91,197
RenaissanceRe Holdings Ltd.	243,001	37,448,884
RLI Corp.	205,047	21,074,731
Root, Inc. (a)(b)	539,744	2,148,181
Ryan Specialty Group Holdings, Inc. (b)	302,779	11,587,352
Safety Insurance Group, Inc.	74,452	5,752,906
Selective Insurance Group, Inc.	306,319	23,139,337
Selectquote, Inc. (a)(b)	648,334	5,835,006
Siriuspoint Ltd. (a)	413,226	3,181,840
State Auto Financial Corp.	97,580	5,021,467
Stewart Information Services Corp.	143,981	10,254,327
Tiptree, Inc.	103,115	1,343,588
Trean Insurance Group, Inc. (a)	84,449	710,216
Trupanion, Inc. (a)	178,074	21,960,086
United Fire Group, Inc.	116,974	2,447,096
United Insurance Holdings Corp.	117,879	486,840
Universal Insurance Holdings, Inc.	158,867	2,394,126
Unum Group	1,163,308	26,872,415
Vericity, Inc.	18,383	150,189
White Mountains Insurance Group Ltd.	15,836	15,881,924
		1,071,301,573
Mortgage Real Estate Investment Trusts - 0.9%
Acres Commercial Realty Corp. (b)	55,379	770,876
AG Mortgage Investment Trust, Inc.	87,233	899,372
AGNC Investment Corp.	2,590,546	39,609,448
Angel Oak Mortgage, Inc. (b)	16,209	264,369
Annaly Capital Management, Inc.	7,304,107	59,163,267
Apollo Commercial Real Estate Finance, Inc.	741,227	10,028,801
Arbor Realty Trust, Inc.	723,106	12,690,510
Ares Commercial Real Estate Corp.	245,228	3,609,756
Arlington Asset Investment Corp. (a)	254,562	921,514
Armour Residential REIT, Inc.	271,676	2,659,708
Blackstone Mortgage Trust, Inc.	942,304	28,269,120
BrightSpire Capital, Inc.	467,373	4,369,938
Broadmark Realty Capital, Inc.	736,481	6,628,329
Cherry Hill Mortgage Investment Corp.	141,482	1,209,671
Chimera Investment Corp.	1,251,336	19,896,242
Dynex Capital, Inc.	190,508	3,185,294
Ellington Financial LLC	245,360	4,065,615
Ellington Residential Mortgage REIT	101,796	1,089,217
Franklin BSP Realty Trust, Inc.	189,936	2,913,618
Granite Point Mortgage Trust, Inc.	319,912	3,944,515
Great Ajax Corp.	131,128	1,657,458
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	410,757	23,363,858
Invesco Mortgage Capital, Inc.	1,265,213	3,795,639
KKR Real Estate Finance Trust, Inc. (b)	182,576	3,766,543
Ladder Capital Corp. Class A	464,659	5,292,466
Lument Finance Trust, Inc.	93,860	359,484
Manhattan Bridge Capital, Inc.	2,400	13,320
MFA Financial, Inc.	1,738,076	7,456,346
New Residential Investment Corp.	2,716,606	28,877,522
New York Mortgage Trust, Inc.	2,172,275	8,102,586
Nexpoint Real Estate Finance, Inc.	28,794	604,674
Orchid Island Capital, Inc.	727,491	3,288,259
PennyMac Mortgage Investment Trust	528,884	9,186,715
Ready Capital Corp.	339,566	5,215,734
Redwood Trust, Inc.	613,180	7,860,968
Sachem Capital Corp.	153,575	884,592
Starwood Property Trust, Inc.	1,489,242	37,171,480
TPG RE Finance Trust, Inc.	368,982	4,501,580
Two Harbors Investment Corp.	1,529,908	8,995,859
Western Asset Mortgage Capital Corp.	508,606	1,124,019
		367,708,282
Thrifts & Mortgage Finance - 0.7%
Axos Financial, Inc. (a)	285,613	16,168,552
Blue Foundry Bancorp (b)	131,097	1,910,083
Bogota Financial Corp. (a)	1,241	12,559
Bridgewater Bancshares, Inc. (a)	119,055	2,034,650
Broadway Financial Corp. (a)	97,302	256,877
Capitol Federal Financial, Inc.	696,317	7,910,161
Carver Bancorp, Inc. (a)(b)	6,231	73,090
Cf Bankshares, Inc.	1,700	34,255
Columbia Financial, Inc. (a)	255,318	4,657,000
Elmira Savings Bank	890	20,328
ESSA Bancorp, Inc.	37,572	648,493
Essent Group Ltd.	582,600	24,224,508
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	48,611	5,916,931
FFBW, Inc. (a)	41,137	482,537
Finance of America Companies, Inc. (b)	112,530	461,373
Flagstar Bancorp, Inc.	267,138	12,432,603
FS Bancorp, Inc.	47,045	1,527,081
Greene County Bancorp, Inc.	4,290	145,002
Guaranty Federal Bancshares, Inc.	834	26,388
Guild Holdings Co. Class A	30,111	445,041
Hingham Institution for Savings	8,467	3,307,210
HMN Financial, Inc. (a)	3,999	95,296
Home Bancorp, Inc.	44,458	1,797,882
Home Federal Bancorp, Inc.	1,332	26,747
IF Bancorp, Inc.	400	9,340
Impac Mortgage Holdings, Inc. (a)(b)	64,633	75,621
Kearny Financial Corp.	382,176	4,857,457
loanDepot, Inc. (b)	70,943	339,817
Luther Burbank Corp.	91,235	1,258,131
Merchants Bancorp	89,454	4,079,997
MGIC Investment Corp.	1,743,106	24,577,795
Mr. Cooper Group, Inc. (a)	438,674	17,226,728
New York Community Bancorp, Inc.	2,579,092	30,897,522
NMI Holdings, Inc. (a)	463,175	9,078,230
Northeast Community Bancorp, Inc. (b)	8,384	92,643
Northfield Bancorp, Inc.	265,496	4,473,608
Northwest Bancshares, Inc.	706,080	9,376,742
Ocwen Financial Corp. (a)(b)	34,284	1,092,974
OP Bancorp	65,563	891,657
PCSB Financial Corp.	88,797	1,616,105
PDL Community Bancorp (a)	11,845	178,149
PennyMac Financial Services, Inc.	164,012	10,386,880
Pioneer Bancorp, Inc. (a)(b)	50,065	624,811
Premier Financial Corp.	205,271	6,034,967
Provident Bancorp, Inc.	90,549	1,639,842
Provident Financial Holdings, Inc.	24,711	410,697
Provident Financial Services, Inc.	404,957	9,532,688
Prudential Bancorp, Inc.	97,062	1,384,104
Radian Group, Inc.	928,768	18,919,004
Randolph Bancorp, Inc.	16,460	393,394
Riverview Bancorp, Inc.	143,590	1,066,874
Rocket Companies, Inc. (b)	714,362	11,072,611
Security National Financial Corp. Class A	83,252	741,775
Southern Missouri Bancorp, Inc.	38,381	2,049,929
Sterling Bancorp, Inc. (a)	87,167	469,830
Territorial Bancorp, Inc.	44,760	1,127,057
TFS Financial Corp.	273,367	4,920,606
Timberland Bancorp, Inc.	37,353	1,030,569
Trustco Bank Corp., New York	104,137	3,401,114
UWM Holdings Corp. Class A	438,416	3,020,686
Velocity Financial, Inc. (a)(b)	48,631	587,462
Walker & Dunlop, Inc.	150,484	21,171,594
Washington Federal, Inc.	321,965	10,460,643
Waterstone Financial, Inc.	120,905	2,508,779
Western New England Bancorp, Inc.	133,806	1,178,831
William Penn Bancorp, Inc. (b)	59,268	717,143
WSFS Financial Corp.	261,675	13,010,481
		322,599,534
TOTAL FINANCIALS		6,143,456,365
HEALTH CARE - 13.3%
Biotechnology - 5.5%
180 Life Sciences Corp. (a)(b)	108,954	695,127
2seventy bio, Inc. (b)	115,721	3,048,091
4D Molecular Therapeutics, Inc. (b)	104,194	2,396,462
89Bio, Inc. (a)(b)	46,503	614,305
Aadi Bioscience, Inc. (a)(b)	16,819	361,440
Aadi Bioscience, Inc. rights (a)(c)	252,937	5,059
Abeona Therapeutics, Inc. (a)(b)	514,572	354,540
ACADIA Pharmaceuticals, Inc. (a)	608,683	11,686,714
Achieve Life Sciences, Inc. (a)(b)	46,116	332,035
Acorda Therapeutics, Inc. (a)(b)	20,590	53,534
Actinium Pharmaceuticals, Inc. (a)(b)	107,858	773,342
Acumen Pharmaceuticals, Inc.	44,698	353,114
Adagio Theraputics, Inc.	95,862	4,509,348
Adicet Bio, Inc. (a)	72,675	773,262
Adicet Bio, Inc. rights (a)(c)	11,207	0
Aditxt, Inc. (a)(b)	78,890	92,301
ADMA Biologics, Inc. (a)(b)	845,370	1,166,611
Advaxis, Inc. (a)(b)	751,825	278,175
Adverum Biotechnologies, Inc. (a)(b)	303,424	527,958
Aeglea BioTherapeutics, Inc. (a)	214,174	1,336,446
Aerovate Therapeutics, Inc. (b)	40,700	557,997
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	4,156
Agenus, Inc. (a)	1,072,083	3,377,061
AgeX Therapeutics, Inc. (a)(b)	61,626	43,132
Agios Pharmaceuticals, Inc. (a)(b)	301,081	10,724,505
Aikido Pharma, Inc. (a)(b)	405,731	300,241
Aileron Therapeutics, Inc. (a)(b)	360,871	222,621
AIM ImmunoTech, Inc. (a)(b)	271,496	399,099
Akebia Therapeutics, Inc. (a)	859,067	2,328,072
Akero Therapeutics, Inc. (a)(b)	111,242	2,365,005
Akouos, Inc. (a)(b)	93,983	722,729
Albireo Pharma, Inc. (a)(b)	94,322	2,262,785
Aldeyra Therapeutics, Inc. (a)(b)	312,815	2,399,291
Alector, Inc. (a)	298,925	6,172,801
Aligos Therapeutics, Inc. (a)(b)	95,854	1,468,483
Alkermes PLC (a)	831,914	18,235,555
Allakos, Inc. (a)	181,896	14,251,552
Allena Pharmaceuticals, Inc. (a)(b)	183,607	124,963
Allogene Therapeutics, Inc. (a)(b)	375,592	6,944,696
Allovir, Inc. (a)(b)	151,887	2,651,947
Alnylam Pharmaceuticals, Inc. (a)	617,453	113,487,861
Alpine Immune Sciences, Inc. (a)(b)	57,914	627,209
Altimmune, Inc. (a)	170,431	1,787,821
ALX Oncology Holdings, Inc. (a)	108,447	3,487,656
Amicus Therapeutics, Inc. (a)	1,373,077	14,705,655
AnaptysBio, Inc. (a)	111,971	3,622,262
Anavex Life Sciences Corp. (a)(b)	387,885	7,524,969
Anika Therapeutics, Inc. (a)	76,564	2,995,949
Anixa Biosciences, Inc. (a)(b)	140,935	513,003
Annexon, Inc. (a)(b)	122,203	1,990,687
Annovis Bio, Inc. (a)(b)	26,876	646,637
Apellis Pharmaceuticals, Inc. (a)	414,377	17,436,984
Applied Genetic Technologies Corp. (a)(b)	260,166	564,560
Applied Molecular Transport, Inc. (a)(b)	94,092	1,599,564
Applied Therapeutics, Inc. (a)(b)	89,103	1,022,902
Aprea Therapeutics, Inc. (a)(b)	105,612	426,672
Aptevo Therapeutics, Inc. (a)(b)	23,492	233,980
Aptinyx, Inc. (a)(b)	203,667	468,434
AquaBounty Technologies, Inc. (a)(b)	301,105	788,895
AquaMed Technologies, Inc. (a)(c)	6,256	0
Aravive, Inc. (a)(b)	73,821	237,704
Arbutus Biopharma Corp. (a)(b)	378,961	1,212,675
ARCA Biopharma, Inc. (a)(b)	57,413	135,495
Arcturus Therapeutics Holdings, Inc. (a)(b)	112,974	4,490,717
Arcus Biosciences, Inc. (a)(b)	244,102	10,691,668
Arcutis Biotherapeutics, Inc. (a)	150,082	2,486,859
Ardelyx, Inc. (a)(b)	404,255	460,851
Arena Pharmaceuticals, Inc. (a)	345,291	18,814,907
Aridis Pharmaceuticals, Inc. (a)(b)	20,094	45,412
Armata Pharmaceuticals, Inc. (a)	5,111	25,351
Arrowhead Pharmaceuticals, Inc. (a)	543,348	38,061,527
Assembly Biosciences, Inc. (a)	222,867	512,594
Astria Therapeutics, Inc. (a)	23,579	149,962
Atara Biotherapeutics, Inc. (a)	431,086	7,712,129
Athenex, Inc. (a)	307,818	544,838
Athersys, Inc. (a)(b)	1,025,884	1,087,437
Atossa Therapeutics, Inc. (a)	642,311	1,458,046
Atreca, Inc. (a)(b)	177,277	636,424
aTyr Pharma, Inc. (a)(b)	79,622	664,047
Avalo Therapeutics, Inc. (a)	494,950	989,900
AVEO Pharmaceuticals, Inc. (a)	154,456	971,528
Avid Bioservices, Inc. (a)	314,045	9,597,215
Avidity Biosciences, Inc. (a)(b)	219,126	4,893,084
Avita Medical, Inc. (a)	133,907	1,842,560
AVROBIO, Inc. (a)	182,965	702,586
Axcella Health, Inc. (a)	91,601	267,475
Beam Therapeutics, Inc. (a)	228,404	18,078,177
Bellicum Pharmaceuticals, Inc. (a)(b)	37,817	65,802
Benitec Biopharma, Inc. (a)(b)	30,435	93,131
Bio Path Holdings, Inc. (a)(b)	36,941	163,649
BioAtla, Inc.	77,472	1,956,168
BioCardia, Inc. (a)(b)	58,751	120,440
Biocept, Inc. (a)(b)	91,479	361,342
BioCryst Pharmaceuticals, Inc. (a)(b)	922,021	11,119,573
Biohaven Pharmaceutical Holding Co. Ltd. (a)	299,507	33,616,666
BioMarin Pharmaceutical, Inc. (a)	952,477	82,189,240
Biomea Fusion, Inc. (b)	48,283	582,776
BioVie, Inc. (a)(b)	19,167	123,435
BioXcel Therapeutics, Inc. (a)(b)	92,521	2,121,507
Black Diamond Therapeutics, Inc. (a)(b)	106,861	641,166
bluebird bio, Inc. (a)(b)	340,128	3,438,694
Blueprint Medicines Corp. (a)	303,581	29,204,492
Bolt Biotherapeutics, Inc. (b)	62,778	581,952
BrainStorm Cell Therpeutic, Inc. (a)(b)	154,284	586,279
Brickell Biotech, Inc. (a)(b)	320,620	98,751
BridgeBio Pharma, Inc. (a)(b)	609,059	24,666,890
Brooklyn ImmunoTherapeutics, Inc. (a)	138,499	824,069
C4 Therapeutics, Inc. (a)	188,149	6,984,091
Cabaletta Bio, Inc. (a)(b)	73,200	847,656
Calithera Biosciences, Inc. (a)(b)	336,637	278,601
Calyxt, Inc. (a)	80,427	231,630
Candel Therapeutics, Inc.	27,881	288,847
Capricor Therapeutics, Inc. (a)(b)	118,032	397,768
Cardiff Oncology, Inc. (a)(b)	212,750	1,195,655
CareDx, Inc. (a)	273,989	11,819,885
Caribou Biosciences, Inc.	94,745	1,761,310
CASI Pharmaceuticals, Inc. (a)(b)	600,085	537,676
Catalyst Biosciences, Inc. (a)	165,920	199,104
Catalyst Pharmaceutical Partners, Inc. (a)(b)	541,983	3,793,881
Cel-Sci Corp. (a)	216,622	2,224,708
Celcuity, Inc. (a)	45,905	693,166
Celldex Therapeutics, Inc. (a)	238,705	9,094,661
Cellectar Biosciences, Inc. (a)	258,817	178,843
Celsion Corp. (a)	449,817	345,999
Century Therapeutics, Inc.	54,322	1,038,093
Cerevel Therapeutics Holdings (a)(b)	287,479	8,966,470
Checkmate Pharmaceuticals, Inc. (a)(b)	26,456	96,564
Checkpoint Therapeutics, Inc. (a)(b)	319,185	944,788
ChemoCentryx, Inc. (a)	252,084	9,145,608
Chimerix, Inc. (a)	354,737	2,231,296
Chinook Therapeutics, Inc. (a)	191,620	3,067,836
Chinook Therapeutics, Inc. rights (a)(c)	51,768	2,588
Cidara Therapeutics, Inc. (a)	227,193	338,518
Clene, Inc. (b)	108,937	619,852
Clovis Oncology, Inc. (a)(b)	570,212	1,801,870
Codiak Biosciences, Inc. (a)	63,694	812,099
Cogent Biosciences, Inc. (a)	172,931	1,369,614
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
CohBar, Inc. (a)	239,476	117,224
Coherus BioSciences, Inc. (a)(b)	357,229	6,633,743
Concert Pharmaceuticals, Inc. (a)	154,004	520,534
ContraFect Corp. (a)(b)	167,939	572,672
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	574,488	496,070
Cortexyme, Inc. (a)(b)	85,538	1,112,849
Corvus Pharmaceuticals, Inc. (a)(b)	161,516	550,770
Crinetics Pharmaceuticals, Inc. (a)	189,115	5,166,622
CTI BioPharma Corp. (a)(b)	389,239	875,788
Cue Biopharma, Inc. (a)	161,783	1,983,460
Cullinan Oncology, Inc.	124,086	2,233,548
Curis, Inc. (a)	426,845	2,083,004
Cyclacel Pharmaceuticals, Inc. (a)(b)	39,067	139,860
Cyclerion Therapeutics, Inc. (a)(b)	203,578	443,800
Cyclo Therapeutics, Inc. (a)(b)	28,742	154,919
Cytokinetics, Inc. (a)(b)	432,623	17,019,389
CytomX Therapeutics, Inc. (a)	378,260	2,500,299
Day One Biopharmaceuticals, Inc. (b)	52,590	966,078
Decibel Therapeutics, Inc.	40,457	279,153
Deciphera Pharmaceuticals, Inc. (a)	221,958	1,915,498
Denali Therapeutics, Inc. (a)	483,533	22,368,237
DermTech, Inc. (a)(b)	129,659	2,603,553
Design Therapeutics, Inc. (b)	65,752	1,100,688
DiaMedica Therapeutics, Inc. (a)	85,553	319,968
Dicerna Pharmaceuticals, Inc. (a)	363,391	13,812,492
Diffusion Pharmaceuticals, Inc. (a)	512,505	189,678
Dyadic International, Inc. (a)(b)	103,619	389,607
Dynavax Technologies Corp. (a)(b)	550,460	8,889,929
Dyne Therapeutics, Inc. (a)	119,888	1,703,608
Eagle Pharmaceuticals, Inc. (a)(b)	66,536	3,172,436
Edesa Biotech, Inc. (a)(b)	41,312	261,092
Editas Medicine, Inc. (a)(b)	354,997	11,594,202
Eiger Biopharmaceuticals, Inc. (a)(b)	179,779	1,105,641
Eledon Pharmaceuticals, Inc. (a)	76,769	375,400
Elevation Oncology, Inc. (b)	4,419	28,679
Eliem Therapeutics, Inc.	30,664	441,255
Emergent BioSolutions, Inc. (a)	246,689	10,883,919
Enanta Pharmaceuticals, Inc. (a)	95,924	8,468,171
Enochian Biosciences, Inc. (a)(b)	128,084	1,607,454
Ensysce Biosciences, Inc. (a)(b)	34,965	55,245
Entasis Therapeutics Holdings, Inc. (a)(b)	54,620	140,920
Epizyme, Inc. (a)(b)	511,716	1,673,311
Equillium, Inc. (a)(b)	91,304	472,955
Erasca, Inc. (b)	90,836	1,287,146
Evelo Biosciences, Inc. (a)(b)	140,692	1,212,765
Exact Sciences Corp. (a)	894,474	76,361,245
Exagen, Inc. (a)	40,756	418,972
Exelixis, Inc. (a)	1,637,096	27,486,842
Exicure, Inc. (a)(b)	384,807	180,436
F-star Therapeutics, Inc. (a)	86,276	443,459
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)	422,501	23,241,780
FibroGen, Inc. (a)	438,686	5,487,962
Finch Therapeutics Group, Inc.	44,852	745,440
First Wave BioPharma, Inc. (a)(b)	64,377	131,973
Foghorn Therapeutics, Inc. (a)	56,424	652,826
Forma Therapeutics Holdings, Inc. (a)	152,407	2,208,377
Forte Biosciences, Inc. (a)(b)	62,357	165,870
Fortress Biotech, Inc. (a)(b)	373,542	1,064,595
Frequency Therapeutics, Inc. (a)(b)	191,462	976,456
G1 Therapeutics, Inc. (a)(b)	178,295	2,300,006
Gain Therapeutics, Inc.	1,919	13,894
Galectin Therapeutics, Inc. (a)	311,942	820,407
Galecto, Inc. (a)	62,685	176,772
Galera Therapeutics, Inc. (a)(b)	45,301	59,797
Gemini Therapeutics, Inc. (a)(b)	156,348	431,520
Generation Bio Co. (a)(b)	225,837	3,877,621
Genocea Biosciences, Inc. (a)(b)	119,508	161,336
Genprex, Inc. (a)	220,591	319,857
GeoVax Labs, Inc. (a)(b)	32,008	132,193
Geron Corp. (a)	1,856,595	2,747,761
Global Blood Therapeutics, Inc. (a)	300,765	8,499,619
GlycoMimetics, Inc. (a)	217,773	368,036
Gossamer Bio, Inc. (a)(b)	245,252	2,658,532
Graphite Bio, Inc. (b)	68,029	613,622
Greenwich Lifesciences, Inc. (a)(b)	17,787	559,045
Gritstone Bio, Inc. (a)	197,423	2,605,984
Gt Biopharma, Inc. (a)	95,565	388,950
Halozyme Therapeutics, Inc. (a)	740,630	24,351,914
Harpoon Therapeutics, Inc. (a)(b)	116,720	716,661
HCW Biologics, Inc.	5,881	16,878
Heat Biologics, Inc. (a)(b)	159,438	715,877
Heron Therapeutics, Inc. (a)(b)	511,402	4,832,749
Histogen, Inc. (a)(b)	140,516	67,448
Homology Medicines, Inc. (a)(b)	225,315	1,137,841
Hookipa Pharma, Inc. (a)(b)	111,658	360,655
Horizon Therapeutics PLC (a)	1,172,780	121,687,653
Humanigen, Inc. (a)(b)	259,024	1,569,685
iBio, Inc. (a)	1,211,627	902,662
Icosavax, Inc.	62,742	1,327,621
Ideaya Biosciences, Inc. (a)	166,665	3,666,630
Idera Pharmaceuticals, Inc. (a)	227,943	148,391
IGM Biosciences, Inc. (a)(b)	41,450	2,069,184
Imago BioSciences, Inc. (b)	45,428	1,016,224
Immucell Corp. (a)	13,082	117,869
Immuneering Corp. (b)	36,327	822,080
Immunic, Inc. (a)	83,517	712,400
ImmunityBio, Inc. (a)(b)	351,378	2,737,235
ImmunoGen, Inc. (a)	928,889	5,731,245
Immunome, Inc. (a)(b)	47,398	898,192
Immunovant, Inc. (a)(b)	215,678	1,660,721
Impel Neuropharma, Inc. (b)	25,203	232,876
In8bio, Inc. (b)	1,413	8,280
Infinity Pharmaceuticals, Inc. (a)(b)	411,900	893,823
Inhibikase Therapeutics, Inc. (b)	24,696	49,392
Inhibrx, Inc. (a)(b)	104,427	4,221,984
Inmune Bio, Inc. (a)	59,884	769,509
Inovio Pharmaceuticals, Inc. (a)(b)	1,101,760	7,976,742
Inozyme Pharma, Inc. (a)	38,383	304,761
Insmed, Inc. (a)	605,396	16,660,498
Instil Bio, Inc. (b)	91,245	2,005,565
Intellia Therapeutics, Inc. (a)	355,474	40,883,065
Intercept Pharmaceuticals, Inc. (a)(b)	152,576	2,625,833
Invitae Corp. (a)(b)	1,035,367	17,601,239
Ionis Pharmaceuticals, Inc. (a)	726,995	19,265,368
Iovance Biotherapeutics, Inc. (a)	723,689	13,547,458
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	866,456	9,608,997
IsoRay, Inc. (a)	730,014	329,236
iTeos Therapeutics, Inc. (a)	103,875	3,666,788
Iveric Bio, Inc. (a)	542,408	7,930,005
Janux Therapeutics, Inc. (b)	61,617	1,095,550
Jounce Therapeutics, Inc. (a)	149,370	1,145,668
Kalvista Pharmaceuticals, Inc. (a)	103,205	1,496,473
Karuna Therapeutics, Inc. (a)	113,290	14,489,791
Karyopharm Therapeutics, Inc. (a)(b)	338,760	2,354,382
Keros Therapeutics, Inc. (a)	73,801	4,117,358
Kezar Life Sciences, Inc. (a)	199,134	2,759,997
Kiniksa Pharmaceuticals Ltd. (a)(b)	135,136	1,570,280
Kinnate Biopharma, Inc. (b)	81,214	1,622,656
Kintara Therapeutics, Inc. (a)(b)	155,912	109,138
Kiromic BioPharma, Inc. (a)(b)	4,300	11,481
Kodiak Sciences, Inc. (a)(b)	175,181	16,088,623
Kronos Bio, Inc. (a)(b)	199,618	2,357,489
Krystal Biotech, Inc. (a)	92,964	7,488,250
Kura Oncology, Inc. (a)(b)	361,520	5,046,819
Kymera Therapeutics, Inc. (a)	184,183	10,225,840
La Jolla Pharmaceutical Co./California (a)(b)	115,205	449,300
Lantern Pharma, Inc. (a)(b)	33,132	279,634
Larimar Therapeutics, Inc. (a)(b)	67,134	616,961
Leap Therapeutics, Inc. (a)(b)	240,107	626,679
Lexicon Pharmaceuticals, Inc. (a)(b)	369,288	1,691,339
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	87,296	14,134,968
General CVR (a)(c)	26,087	211
Glucagon CVR (a)	26,087	180
rights (a)	26,087	185
TR Beta CVR (a)(c)	26,087	3,652
Lineage Cell Therapeutics, Inc. (a)(b)	799,964	1,807,919
LogicBio Therapeutics, Inc. (a)(b)	82,584	247,752
Longeveron, Inc. (b)	14,750	387,335
Lumos Pharma, Inc. (a)	13,085	101,540
Lyell Immunopharma, Inc. (b)	131,451	1,255,357
Macrogenics, Inc. (a)	280,374	4,934,582
Madrigal Pharmaceuticals, Inc. (a)(b)	59,110	4,888,988
Magenta Therapeutics, Inc. (a)(b)	161,557	909,566
MannKind Corp. (a)(b)	1,274,104	5,899,102
Marker Therapeutics, Inc. (a)	382,362	451,187
Matinas BioPharma Holdings, Inc. (a)	907,514	952,890
MediciNova, Inc. (a)(b)	265,062	869,403
MEI Pharma, Inc. (a)(b)	488,878	1,647,519
Merrimack Pharmaceuticals, Inc. (a)	60,111	252,466
Mersana Therapeutics, Inc. (a)	326,045	2,197,543
Metacrine, Inc. (a)(b)	36,147	47,714
MiMedx Group, Inc. (a)(b)	447,206	3,134,914
Minerva Neurosciences, Inc. (a)	168,931	164,032
Mirati Therapeutics, Inc. (a)	257,751	35,252,604
Mirum Pharmaceuticals, Inc. (a)	79,427	1,130,246
Molecular Templates, Inc. (a)(b)	214,944	861,925
Moleculin Biotech, Inc. (a)(b)	146,799	303,874
Monopar Therapeutics, Inc. (a)(b)	23,738	106,109
Monte Rosa Therapeutics, Inc. (b)	59,829	1,160,084
Morphic Holding, Inc. (a)	132,565	6,323,351
Mustang Bio, Inc. (a)	357,993	723,146
Myovant Sciences Ltd. (a)(b)	224,880	3,780,233
Myriad Genetics, Inc. (a)	407,024	10,525,641
NanoViricides, Inc. (a)(b)	84,120	397,046
Natera, Inc. (a)	454,273	41,547,809
Navidea Biopharmaceuticals, Inc. (a)	70,295	86,463
Neoleukin Therapeutics, Inc. (a)	177,762	952,804
Neubase Therapeutics, Inc. (a)(b)	146,276	431,514
Neurobo Pharmaceuticals, Inc. (a)(b)	33,714	54,280
Neurobo Pharmaceuticals, Inc. rights (a)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	491,301	40,900,808
Neximmune, Inc.	34,534	272,819
NextCure, Inc. (a)(b)	80,567	503,544
Nkarta, Inc. (a)	79,129	1,257,360
Novavax, Inc. (a)(b)	387,309	80,804,277
Nurix Therapeutics, Inc. (a)	204,942	5,906,428
Nuvalent, Inc. Class A (b)	43,559	929,113
Ocugen, Inc. (a)(b)	1,021,315	6,475,137
Olema Pharmaceuticals, Inc. (b)	147,154	1,287,598
Omega Therapeutics, Inc. (b)	35,922	649,829
OncoCyte Corp. (a)(b)	412,867	928,951
Oncorus, Inc. (a)(b)	60,568	335,547
OncoSec Medical, Inc. (a)	167,582	197,747
Oncternal Therapeutics, Inc. (a)(b)	225,848	666,252
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)(b)	199,931	321,889
Opko Health, Inc. (a)(b)	2,177,775	8,558,656
Oragenics, Inc. (a)(b)	492,442	283,203
Organogenesis Holdings, Inc. Class A (a)(b)	333,032	3,350,302
Organovo Holdings, Inc. (a)(b)	37,032	177,383
Orgenesis, Inc. (a)(b)	111,262	344,912
ORIC Pharmaceuticals, Inc. (a)	152,013	2,103,860
Outlook Therapeutics, Inc. (a)	497,986	751,959
Ovid Therapeutics, Inc. (a)	280,545	939,826
Oyster Point Pharma, Inc. (a)(b)	66,102	689,444
Palatin Technologies, Inc. (a)(b)	1,047,112	748,580
Panbela Therapeutics, Inc. (a)(b)	5,033	9,412
Passage Bio, Inc. (a)	172,819	1,259,851
PDL BioPharma, Inc. (a)(c)	562,926	1,390,427
PDS Biotechnology Corp. (a)(b)	118,032	1,162,615
PharmaCyte Biotech, Inc. (a)(b)	24,616	63,755
PhaseBio Pharmaceuticals, Inc. (a)(b)	167,383	348,157
Phio Pharmaceuticals Corp. (a)	67,346	91,591
Pieris Pharmaceuticals, Inc. (a)	308,308	1,017,416
Plus Therapeutics, Inc. (a)(b)	94,099	142,089
PMV Pharmaceuticals, Inc. (a)	140,256	3,050,568
Point Biopharma Global, Inc. (a)(b)	257,504	2,078,057
Polarityte, Inc. (a)(b)	349,715	162,268
Poseida Therapeutics, Inc. (a)(b)	128,934	896,091
Praxis Precision Medicines, Inc. (a)(b)	182,828	3,128,187
Precigen, Inc. (a)(b)	466,011	1,836,083
Precision BioSciences, Inc. (a)	264,122	2,392,945
Prelude Therapeutics, Inc. (a)(b)	65,938	942,254
Prometheus Biosciences, Inc.	56,717	1,684,495
Protagenic Therapeutics, Inc. (a)(b)	69,648	130,938
Protagonist Therapeutics, Inc. (a)	228,133	7,669,831
Protara Therapeutics, Inc. (a)	54,844	377,875
Prothena Corp. PLC (a)	179,029	8,978,304
PTC Therapeutics, Inc. (a)	371,999	13,823,483
Puma Biotechnology, Inc. (a)(b)	210,223	651,691
Qualigen Therapeutics, Inc. (a)(b)	121,913	179,212
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	196
Radius Health, Inc. (a)	239,374	3,940,096
Rallybio Corp. (b)	31,796	409,215
RAPT Therapeutics, Inc. (a)	95,663	3,123,397
Recro Pharma, Inc. (a)	213,994	335,971
Recursion Pharmaceuticals, Inc. (b)	137,377	2,626,648
REGENXBIO, Inc. (a)	190,803	6,105,696
Regulus Therapeutics, Inc. (a)(b)	357,422	138,501
Relay Therapeutics, Inc. (a)(b)	390,340	11,483,803
Reneo Pharmaceuticals, Inc. (b)	24,237	166,751
Repligen Corp. (a)	265,845	76,164,593
Replimune Group, Inc. (a)	148,595	4,233,472
Revolution Medicines, Inc. (a)(b)	315,663	8,731,239
Rezolute, Inc. (a)	3,917	19,742
Rhythm Pharmaceuticals, Inc. (a)	203,674	1,822,882
Rigel Pharmaceuticals, Inc. (a)(b)	914,907	2,442,802
Rocket Pharmaceuticals, Inc. (a)(b)	240,145	5,866,742
Rubius Therapeutics, Inc. (a)(b)	222,065	2,744,723
Sage Therapeutics, Inc. (a)	270,246	10,515,272
Salarius Pharmaceuticals, Inc. (a)(b)	214,624	139,506
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	42,326	179
Sana Biotechnology, Inc. (b)	432,941	8,230,208
Sangamo Therapeutics, Inc. (a)	666,040	5,521,472
Sarepta Therapeutics, Inc. (a)	446,990	36,121,262
Savara, Inc. (a)	596,160	643,853
Scholar Rock Holding Corp. (a)(b)	132,344	3,513,733
Scopus Biopharma, Inc. (b)	65,951	168,175
Seagen, Inc. (a)	690,533	110,485,280
Selecta Biosciences, Inc. (a)(b)	490,055	1,470,165
Sellas Life Sciences Group, Inc. (a)(b)	80,233	540,770
Sensei Biotherapeutics, Inc.	47,825	329,036
Sera Prognostics, Inc.	5,391	57,145
Seres Therapeutics, Inc. (a)	332,414	3,576,775
Sesen Bio, Inc. (a)	946,495	993,820
Shattuck Labs, Inc. (a)	136,286	1,155,705
Sigilon Therapeutics, Inc.	52,090	195,858
Silverback Therapeutics, Inc.	93,528	657,502
Sio Gene Therapies, Inc. (a)	273,214	434,410
Soleno Therapeutics, Inc. (a)(b)	266,409	173,859
Solid Biosciences, Inc. (a)	326,790	571,883
Soligenix, Inc. (a)(b)	190,996	167,332
Sonnet Biotherapeutics Holding (a)	263,437	149,843
Sorrento Therapeutics, Inc. (a)(b)	1,622,282	9,668,801
Spectrum Pharmaceuticals, Inc. (a)(b)	677,043	1,069,728
Spero Therapeutics, Inc. (a)(b)	140,573	2,003,165
Springworks Therapeutics, Inc. (a)	135,099	9,706,863
Spruce Biosciences, Inc. (a)(b)	32,745	84,482
SQZ Biotechnologies Co. (b)	56,338	741,408
Statera Biopharma, Inc. (a)(b)	55,146	162,129
Stoke Therapeutics, Inc. (a)	111,852	2,785,115
Surface Oncology, Inc. (a)(b)	173,103	998,804
Surrozen, Inc. (b)	102,794	932,342
Sutro Biopharma, Inc. (a)	215,167	3,675,052
Synaptogenix, Inc. (b)	26,645	248,331
Syndax Pharmaceuticals, Inc. (a)(b)	207,871	3,319,700
Synlogic, Inc. (a)	151,751	377,860
Synthetic Biologics, Inc. (a)(b)	690,116	238,090
Syros Pharmaceuticals, Inc. (a)(b)	292,808	1,159,520
T2 Biosystems, Inc. (a)(b)	887,856	550,293
Talaris Therapeutics, Inc. (b)	46,982	608,887
Tango Therapeutics, Inc. (a)(b)	313,456	3,250,539
Taysha Gene Therapies, Inc. (a)(b)	117,829	1,529,420
TCR2 Therapeutics, Inc. (a)(b)	177,254	912,858
Tempest Therapeutics, Inc. (a)	6,760	66,924
Tenax Therapeutics, Inc. (a)(b)	1,474	1,887
Tenaya Therapeutics, Inc. (b)	63,266	1,243,177
TG Therapeutics, Inc. (a)(b)	689,839	10,485,553
TONIX Pharmaceuticals Holding (a)	1,848,459	867,297
TRACON Pharmaceuticals, Inc. (a)	81,332	211,463
TransCode Therapeutics, Inc. (b)	54,110	148,803
Travere Therapeutics, Inc. (a)	260,221	7,429,310
Trevena, Inc. (a)(b)	855,849	581,977
TScan Therapeutics, Inc. (b)	6,992	54,538
Turning Point Therapeutics, Inc. (a)	254,421	9,683,263
Twist Bioscience Corp. (a)	255,817	24,430,524
Tyme Technologies, Inc. (a)(b)	492,882	362,268
Ultragenyx Pharmaceutical, Inc. (a)	353,917	26,625,176
uniQure B.V. (a)	184,409	5,135,791
United Therapeutics Corp. (a)	232,128	43,988,256
UNITY Biotechnology, Inc. (a)	177,057	389,525
Vaccinex, Inc. (a)(b)	85,918	136,610
Vanda Pharmaceuticals, Inc. (a)	297,306	4,816,357
Vaxart, Inc. (a)(b)	649,434	5,169,495
Vaxcyte, Inc. (a)(b)	160,743	3,275,942
VBI Vaccines, Inc. (a)(b)	1,358,173	4,128,846
Vera Therapeutics, Inc. (a)	20,819	745,320
Veracyte, Inc. (a)	370,293	15,359,754
Verastem, Inc. (a)	866,494	2,313,539
Vericel Corp. (a)(b)	242,814	9,035,109
Verve Therapeutics, Inc. (b)	75,266	2,565,065
Viking Therapeutics, Inc. (a)(b)	366,132	1,944,161
Vincerx Pharma, Inc. (a)	67,194	704,865
Vir Biotechnology, Inc. (a)(b)	381,026	18,068,253
Viracta Therapeutics, Inc. (a)(b)	97,625	450,051
Viridian Therapeutics, Inc. (a)	33,609	646,637
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
Virios Therapeutics, Inc. (b)	19,107	104,133
VistaGen Therapeutics, Inc. (a)	965,425	1,863,270
Vor Biopharma, Inc. (a)(b)	54,189	625,341
Voyager Therapeutics, Inc. (a)(b)	141,237	429,360
vTv Therapeutics, Inc. Class A (a)(b)	237,274	294,220
Vyant Bio, Inc. (a)	115,395	220,404
Werewolf Therapeutics, Inc. (b)	40,019	579,875
Windtree Therapeutics, Inc. (a)(b)	131,008	224,024
X4 Pharmaceuticals, Inc. (a)	104,269	463,997
Xbiotech, Inc.	86,082	1,086,355
Xencor, Inc. (a)	323,294	11,709,709
Xenetic Biosciences, Inc. (a)(b)	63,112	89,619
XOMA Corp. (a)(b)	58,959	1,209,249
Y-mAbs Therapeutics, Inc. (a)	172,473	2,945,839
Yield10 Bioscience, Inc. (a)(b)	22,535	109,971
Yumanity Therapeutics, Inc. (a)	24,067	101,322
Yumanity Therapeutics, Inc. rights (a)(c)	198,769	2
Zentalis Pharmaceuticals, Inc. (a)	188,542	15,469,871
ZIOPHARM Oncology, Inc. (a)(b)	1,194,377	1,660,184
		2,338,424,415
Health Care Equipment & Supplies - 2.4%
Accelerate Diagnostics, Inc. (a)(b)	177,239	886,195
Accuray, Inc. (a)	492,436	2,368,617
Acutus Medical, Inc. (a)	106,720	352,176
Aethlon Medical, Inc. (a)	90,173	219,120
Allied Healthcare Products, Inc. (a)(b)	17,178	113,375
Alphatec Holdings, Inc. (a)(b)	351,345	3,899,930
Angiodynamics, Inc. (a)	204,218	5,258,614
Apollo Endosurgery, Inc. (a)	81,770	650,889
Apyx Medical Corp. (a)	158,900	2,134,027
Asensus Surgical, Inc. (a)(b)	1,240,308	1,662,013
Aspira Women's Health, Inc. (a)	336,793	700,529
Atricure, Inc. (a)	236,459	14,991,501
Atrion Corp.	7,428	5,273,806
Avanos Medical, Inc. (a)	255,256	7,701,074
Avinger, Inc. (a)(b)	483,467	281,136
AxoGen, Inc. (a)	216,832	2,075,082
Axonics Modulation Technologies, Inc. (a)(b)	256,407	13,951,105
Bellerophon Therapeutics, Inc. (a)	38,883	122,870
Beyond Air, Inc. (a)(b)	97,014	1,406,703
BioLase Technology, Inc. (a)(b)	752,913	331,583
BioLife Solutions, Inc. (a)	152,198	5,807,876
Biomerica, Inc. (a)(b)	52,008	252,239
BioSig Technologies, Inc. (a)(b)	150,538	409,463
Bioventus, Inc.	100,466	1,248,792
Butterfly Network, Inc. Class A (a)(b)	690,272	4,866,418
Cardiovascular Systems, Inc. (a)	212,913	4,258,260
Cerus Corp. (a)	922,698	6,357,389
Chembio Diagnostics, Inc. (a)(b)	160,580	327,583
ClearPoint Neuro, Inc. (a)(b)	88,216	1,211,206
Co.-Diagnostics, Inc. (a)(b)	143,540	1,383,726
ConforMis, Inc. (a)(b)	955,935	797,345
CONMED Corp.	149,475	19,649,984
Cryolife, Inc. (a)	206,548	3,550,560
CryoPort, Inc. (a)(b)	240,236	15,961,280
Cutera, Inc. (a)(b)	88,729	3,093,093
CVRx, Inc.	27,360	316,829
CytoSorbents Corp. (a)(b)	216,526	1,065,308
DarioHealth Corp. (a)(b)	73,274	1,145,273
Delcath Systems, Inc. (a)(b)	39,751	379,622
Dynatronics Corp. (a)(b)	61,095	68,426
Eargo, Inc. (a)	108,393	561,476
Ekso Bionics Holdings, Inc. (a)(b)	71,018	230,809
electroCore, Inc. (a)(b)	305,448	214,180
Electromed, Inc. (a)	34,829	418,645
ENDRA Life Sciences, Inc. (a)(b)	197,016	187,579
Envista Holdings Corp. (a)	830,893	32,238,648
Envveno Medical Corp. (a)(b)	40,568	275,051
Figs, Inc. Class A	186,321	6,193,310
Fonar Corp. (a)	33,328	544,913
GBS, Inc. (b)	5,720	11,326
Glaukos Corp. (a)	243,835	10,492,220
Globus Medical, Inc. (a)	406,399	25,448,705
Haemonetics Corp. (a)	264,618	13,561,673
Helius Medical Technologies, Inc. (U.S.) (a)(b)	10,339	69,581
Heska Corp. (a)	54,441	8,762,823
Hill-Rom Holdings, Inc.	340,077	52,881,974
ICU Medical, Inc. (a)	102,584	23,205,527
Inari Medical, Inc. (a)	166,547	13,746,789
Inogen, Inc. (a)	102,368	3,127,342
Insulet Corp. (a)	358,408	103,379,204
Integer Holdings Corp. (a)	168,143	13,407,723
Integra LifeSciences Holdings Corp. (a)	377,930	24,168,624
Intersect ENT, Inc. (a)	174,113	4,661,005
IntriCon Corp. (a)	45,534	750,400
Invacare Corp. (a)(b)	142,130	389,436
InVivo Therapeutics Holdings Corp. (a)(b)	171,592	100,742
INVO Bioscience, Inc. (a)(b)	44,041	136,527
IRadimed Corp. (a)	30,603	1,377,135
iRhythm Technologies, Inc. (a)	152,789	16,134,518
Iridex Corp. (a)(b)	59,593	372,456
Kewaunee Scientific Corp. (a)	10,847	139,709
Lantheus Holdings, Inc. (a)	359,022	9,614,609
LeMaitre Vascular, Inc.	95,477	4,467,369
LENSAR, Inc. (a)	44,149	301,096
LivaNova PLC (a)	273,177	21,897,868
Lucira Health, Inc. (b)	47,077	316,357
Masimo Corp. (a)	264,072	73,443,705
Meridian Bioscience, Inc. (a)	233,827	4,655,496
Merit Medical Systems, Inc. (a)	261,469	16,435,941
Mesa Laboratories, Inc.	26,083	8,054,170
Microbot Medical, Inc. (a)(b)	31,971	164,651
Milestone Scientific, Inc. (a)(b)	240,542	558,057
Motus GI Holdings, Inc. (a)(b)	218,752	107,188
Myomo, Inc. (a)(b)	29,247	239,240
NanoVibronix, Inc. (a)(b)	110,922	120,905
Natus Medical, Inc. (a)	182,429	4,122,895
Nemaura Medical, Inc. (a)(b)	69,812	335,098
Neogen Corp. (a)	555,877	22,307,344
NeuroMetrix, Inc. (a)(b)	26,589	184,528
Neuronetics, Inc. (a)	134,761	521,525
NeuroOne Medical Technologies Corp. (a)	3,733	8,063
NeuroPace, Inc. (b)	32,630	326,300
Nevro Corp. (a)	180,349	15,704,791
Novocure Ltd. (a)	465,111	43,552,994
NuVasive, Inc. (a)	260,937	12,540,632
Nuwellis, Inc. (a)(b)	30,345	47,945
OraSure Technologies, Inc. (a)	386,692	3,607,836
Ortho Clinical Diagnostics Holdings PLC	583,254	11,163,482
Orthofix International NV (a)(b)	103,925	3,181,144
OrthoPediatrics Corp. (a)(b)	72,322	4,029,059
Outset Medical, Inc. (a)	210,320	9,969,168
Owlet, Inc. (a)(b)	364,581	1,651,552
PAVmed, Inc. (a)(b)	406,158	1,490,600
Penumbra, Inc. (a)	179,478	44,088,771
Predictive Oncology, Inc. (a)(b)	336,759	346,862
Pro-Dex, Inc. (a)(b)	19,952	453,908
Pulmonx Corp. (a)	176,528	5,701,854
Pulse Biosciences, Inc. (a)(b)	73,624	1,494,567
Quidel Corp. (a)	197,456	29,136,607
Quotient Ltd. (a)	487,841	1,034,223
Ra Medical Systems, Inc. (a)(b)	41,658	92,897
Repro Medical Systems, Inc. (a)(b)	151,808	522,220
Reshape Lifesciences, Inc. (a)(b)	49,743	94,014
Retractable Technologies, Inc. (a)(b)	88,394	765,492
Rockwell Medical Technologies, Inc. (a)(b)	432,093	183,640
RxSight, Inc.	26,182	284,075
Sanara Medtech, Inc. (a)(b)	13,763	384,538
Seaspine Holdings Corp. (a)	160,713	2,158,376
Second Sight Medical Products, Inc. (a)(b)	113,137	224,011
Senseonics Holdings, Inc. (a)(b)	2,108,959	6,622,131
Sensus Healthcare, Inc. (a)	47,848	293,787
Shockwave Medical, Inc. (a)	183,361	33,048,987
SI-BONE, Inc. (a)	144,126	2,774,426
Sientra, Inc. (a)(b)	282,186	1,134,388
Sight Sciences, Inc.	54,971	1,151,642
Silk Road Medical, Inc. (a)(b)	184,143	7,472,523
Sintx Technologies, Inc. (a)(b)	81,601	72,551
SmileDirectClub, Inc. (a)(b)	555,447	1,705,222
Soliton, Inc. (a)	56,102	1,151,774
Staar Surgical Co. (a)	247,816	23,589,605
Stereotaxis, Inc. (a)	302,851	1,777,735
STRATA Skin Sciences, Inc. (a)	18,623	27,562
Surgalign Holdings, Inc. (a)(b)	598,977	491,161
SurModics, Inc. (a)	74,956	3,292,817
Tactile Systems Technology, Inc. (a)	104,895	2,045,453
Talis Biomedical Corp.	80,730	377,816
Tandem Diabetes Care, Inc. (a)	327,954	42,148,648
Tela Bio, Inc. (a)	40,843	506,453
Thermogenesis Holdings, Inc. (a)(b)	31,919	41,495
TransMedics Group, Inc. (a)	140,082	3,087,407
Treace Medical Concepts, Inc.	60,601	1,049,003
Utah Medical Products, Inc.	17,047	1,901,763
Vapotherm, Inc. (a)(b)	116,101	2,554,222
Varex Imaging Corp. (a)	210,093	5,998,155
Venus Concept, Inc. (a)(b)	101,134	129,452
ViewRay, Inc. (a)(b)	717,366	3,687,261
Viveve Medical, Inc. (a)(b)	42,089	64,817
VolitionRx Ltd. (a)(b)	176,807	571,087
Xtant Medical Holdings, Inc. (a)(b)	21,204	14,834
Zomedica Corp. (a)(b)	4,877,487	1,930,022
Zosano Pharma Corp. (a)(b)	553,081	331,849
Zynex, Inc. (b)	115,176	1,474,253
		1,008,329,031
Health Care Providers & Services - 1.8%
1Life Healthcare, Inc. (a)	600,425	9,564,770
Acadia Healthcare Co., Inc. (a)	464,095	26,068,216
Accolade, Inc. (a)	295,783	7,592,750
AdaptHealth Corp. (a)	495,471	9,726,096
Addus HomeCare Corp. (a)	81,525	7,110,611
Agiliti, Inc. (a)(b)	144,909	3,051,784
agilon health, Inc.	251,726	5,537,972
Alignment Healthcare, Inc. (b)	156,227	2,532,440
Amedisys, Inc. (a)	169,982	23,737,986
American Shared Hospital Services (a)	6,067	15,773
AMN Healthcare Services, Inc. (a)	243,637	27,777,054
Apollo Medical Holdings, Inc. (a)(b)	195,762	18,337,027
Apria, Inc. (b)	47,018	1,322,616
ATI Physical Therapy, Inc. (a)(b)	264,165	948,352
Avalon GloboCare Corp. (a)(b)	79,072	75,118
Aveanna Healthcare Holdings, Inc.	204,338	1,315,937
Biodesix, Inc. (a)(b)	26,141	178,282
Brookdale Senior Living, Inc. (a)	928,531	5,441,192
Caladrius Biosciences, Inc. (a)(b)	237,040	222,272
Cano Health, Inc. (a)	935,061	8,733,470
CareMax, Inc. Class A (a)	316,955	2,123,599
Castle Biosciences, Inc. (a)	122,551	5,065,033
Chemed Corp.	81,495	37,935,108
Clover Health Investments Corp. (a)(b)	1,316,151	6,528,109
Community Health Systems, Inc. (a)	643,926	7,746,430
Corvel Corp. (a)	49,122	9,234,936
Covetrus, Inc. (a)	536,318	9,642,998
Cross Country Healthcare, Inc. (a)	186,550	4,880,148
CynergisTek, Inc. (a)(b)	41,044	53,439
Encompass Health Corp.	510,477	29,413,685
Enzo Biochem, Inc. (a)(b)	225,572	784,991
Five Star Senior Living, Inc. (a)	98,499	315,197
Fulgent Genetics, Inc. (a)(b)	99,821	9,335,260
Great Elm Group, Inc.	109,408	194,746
Guardant Health, Inc. (a)	526,954	55,393,404
Hanger, Inc. (a)	201,509	3,399,457
HealthEquity, Inc. (a)	433,589	23,708,647
Hims & Hers Health, Inc. (a)(b)	644,291	4,220,106
IMAC Holdings, Inc. (a)	115,978	147,292
InfuSystems Holdings, Inc. (a)	91,847	1,520,068
Innovage Holding Corp. (b)	95,186	758,632
LHC Group, Inc. (a)	164,930	18,920,770
LifeStance Health Group, Inc.	221,202	1,756,344
Magellan Health Services, Inc. (a)	118,301	11,213,752
MEDNAX, Inc. (a)	447,421	10,988,660
Modivcare, Inc. (a)	64,028	8,773,757
Molina Healthcare, Inc. (a)	303,964	86,684,454
National Healthcare Corp.	66,599	4,294,970
National Research Corp. Class A	73,660	2,950,083
Novo Integrated Sciences, Inc. (a)(b)	7,731	11,171
Oak Street Health, Inc. (a)(b)	727,708	22,522,563
Ontrak, Inc. (a)(b)	58,484	354,998
Option Care Health, Inc. (a)	714,730	18,089,816
Owens & Minor, Inc.	390,660	15,626,400
Patterson Companies, Inc.	436,130	13,725,011
Pennant Group, Inc. (a)	141,085	2,868,258
PetIQ, Inc. Class A (a)(b)	140,131	2,798,416
Precipio, Inc. (a)(b)	126,776	245,945
Premier, Inc.	622,400	23,072,368
Privia Health Group, Inc. (b)	135,990	3,141,369
Progenity, Inc. (a)(b)	196,445	614,873
Progyny, Inc. (a)	359,510	18,252,323
Psychemedics Corp. (a)	24,055	188,591
R1 RCM, Inc. (a)	695,830	16,574,671
RadNet, Inc. (a)	234,811	6,330,505
Regional Health Properties, Inc. (a)	11,042	64,927
Select Medical Holdings Corp.	542,454	14,564,890
Sharps Compliance Corp. (a)	66,071	487,604
Signify Health, Inc. (b)	126,621	1,720,779
SOC Telemed, Inc. Class A (a)(b)	323,754	657,221
Sonida Senior Living, Inc. (a)(b)	23,905	683,683
Star Equity Holdings, Inc. (a)(b)	26,286	64,401
SunLink Health Systems, Inc. (a)	29,199	58,690
Surgery Partners, Inc. (a)	180,704	8,016,029
Talkspace, Inc. Class A (a)(b)	458,305	1,049,518
Tenet Healthcare Corp. (a)	554,459	40,403,427
The Ensign Group, Inc.	269,122	20,542,082
The Joint Corp. (a)(b)	72,902	5,826,328
Tivity Health, Inc. (a)	215,240	5,127,017
Triple-S Management Corp. (a)	129,646	4,605,026
U.S. Physical Therapy, Inc.	69,264	5,955,319
Vivos Therapeutics, Inc. (b)	51,059	130,200
		771,648,212
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. (a)	631,621	10,503,857
American Well Corp. (a)	939,699	6,108,044
CareCloud, Inc. (a)(b)	42,512	295,033
Castlight Health, Inc. Class B (a)	602,320	921,550
Certara, Inc.	537,847	14,484,220
Change Healthcare, Inc. (a)	1,297,859	26,320,581
Computer Programs & Systems, Inc. (a)	68,244	2,011,151
Convey Health Solutions Holdin	40,167	261,889
Doximity, Inc.	254,838	17,239,791
Evolent Health, Inc. (a)	425,319	11,058,294
Forian, Inc. (b)	98,201	842,565
GoodRx Holdings, Inc. (a)(b)	332,818	13,286,095
Health Catalyst, Inc. (a)(b)	262,011	11,368,657
HealthStream, Inc. (a)	133,581	3,101,751
HTG Molecular Diagnostics (a)(b)	29,352	115,647
iCAD, Inc. (a)	118,711	874,900
Inspire Medical Systems, Inc. (a)	142,536	31,824,013
iSpecimen, Inc.	11,156	206,051
MultiPlan Corp. Class A (a)(b)	1,327,687	5,363,855
NantHealth, Inc. (a)(b)	235,041	263,246
Nextgen Healthcare, Inc. (a)	296,279	4,592,325
Omnicell, Inc. (a)	226,374	40,068,198
OptimizeRx Corp. (a)(b)	90,210	5,863,650
Phreesia, Inc. (a)	264,257	15,242,344
Schrodinger, Inc. (a)	246,070	9,641,023
SCWorx, Corp. (a)(b)	37,411	56,117
Sema4 Holdings Corp. Class A (a)(b)	667,403	4,451,578
Sharecare, Inc. Class A (a)(b)	1,491,790	9,443,031
Simulations Plus, Inc. (b)	81,910	3,847,313
Streamline Health Solutions, Inc. (a)	200,084	306,129
Tabula Rasa HealthCare, Inc. (a)(b)	125,709	1,429,311
Teladoc Health, Inc. (a)(b)	830,478	84,085,898
Veeva Systems, Inc. Class A (a)	720,128	203,493,770
Vocera Communications, Inc. (a)(b)	188,909	11,020,951
		549,992,828
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	471,460	72,043,803
23andMe Holding Co. Class A (a)(b)	435,990	3,583,838
Absci Corp. (b)	69,045	728,425
Adaptive Biotechnologies Corp. (a)	567,508	14,806,284
Akoya Biosciences, Inc.	34,905	453,067
Alpha Teknova, Inc.	31,611	706,822
Applied DNA Sciences, Inc. (a)(b)	32,823	189,717
Avantor, Inc. (a)	3,026,958	119,504,302
Berkeley Lights, Inc. (a)	247,566	5,166,702
BioNano Genomics, Inc. (a)(b)	1,443,305	5,643,323
Bruker Corp.	528,355	42,791,471
Champions Oncology, Inc. (a)(b)	21,328	168,491
ChromaDex, Inc. (a)(b)	283,938	1,331,669
Codex DNA, Inc.	14,449	98,831
Codexis, Inc. (a)	303,926	10,549,271
Cytek Biosciences, Inc. (b)	75,414	1,521,100
Fluidigm Corp. (a)(b)	394,934	1,820,646
Harvard Bioscience, Inc. (a)	192,279	1,286,347
Inotiv, Inc. (a)(b)	74,595	3,878,940
Maravai LifeSciences Holdings, Inc.	566,342	26,017,751
Medpace Holdings, Inc. (a)	148,932	30,889,986
Miromatrix Medical, Inc.	1,607	10,815
Nanostring Technologies, Inc. (a)	240,078	9,867,206
Nautilus Biotechnology, Inc. (a)(b)	236,730	1,148,141
NeoGenomics, Inc. (a)	635,463	21,770,962
Pacific Biosciences of California, Inc. (a)	1,037,516	24,080,746
Personalis, Inc. (a)(b)	178,164	2,414,122
PPD, Inc. (a)	628,934	29,622,791
Quanterix Corp. (a)	175,476	7,013,776
Quantum-Si, Inc. (b)	429,496	2,783,134
Rapid Micro Biosystems, Inc. (b)	33,145	408,346
Seer, Inc. (b)	184,584	4,118,069
Singular Genomics Systems, Inc. (b)	53,193	607,464
Sotera Health Co.	517,745	11,048,678
Syneos Health, Inc. (a)	537,122	52,186,774
		510,261,810
Pharmaceuticals - 1.1%
9 Meters Biopharma, Inc. (a)(b)	1,167,933	1,214,650
AcelRx Pharmaceuticals, Inc. (a)(b)	624,138	406,813
Acer Therapeutics, Inc. (a)(b)	58,632	123,127
Aclaris Therapeutics, Inc. (a)	237,910	3,045,248
Adamis Pharmaceuticals Corp. (a)(b)	797,174	653,683
Adial Pharmaceuticals, Inc. (a)(b)	74,848	208,077
Aerie Pharmaceuticals, Inc. (a)(b)	230,675	2,329,818
Agile Therapeutics, Inc. (a)(b)	421,427	265,499
Alimera Sciences, Inc. (a)(b)	14,283	74,129
Amneal Pharmaceuticals, Inc. (a)	476,389	1,991,306
Amphastar Pharmaceuticals, Inc. (a)(b)	194,206	3,798,669
Ampio Pharmaceuticals, Inc. (a)(b)	941,375	1,063,754
Angion Biomedica Corp.	27,415	98,694
ANI Pharmaceuticals, Inc. (a)(b)	54,612	2,246,738
Antares Pharma, Inc. (a)	860,496	2,779,402
Aquestive Therapeutics, Inc. (a)(b)	130,785	771,632
Artelo Biosciences, Inc. (a)	102,579	64,625
Arvinas Holding Co. LLC (a)	223,038	16,863,903
Assertio Holdings, Inc. (a)(b)	198,664	282,103
AstraZeneca PLC rights (a)(c)	21,542	0
Atea Pharmaceuticals, Inc. (b)	272,538	2,204,832
Athira Pharma, Inc. (a)	161,432	2,176,103
Avenue Therapeutics, Inc. (a)(b)	52,950	74,660
Axsome Therapeutics, Inc. (a)(b)	170,843	5,900,917
Aytu BioScience, Inc. (a)(b)	180,041	352,880
Baudax Bio, Inc. (a)(b)	335,879	126,492
Biodelivery Sciences International, Inc. (a)	541,867	1,506,390
Cara Therapeutics, Inc. (a)	246,306	3,246,313
Cassava Sciences, Inc. (a)(b)	195,333	10,448,362
Citius Pharmaceuticals, Inc. (a)(b)	725,785	1,226,577
Clearside Biomedical, Inc. (a)(b)	301,891	1,107,940
Clever Leaves Holdings, Inc. (b)	89,246	442,660
CNS Pharmaceuticals, Inc. (a)(b)	65,642	71,550
Cocrystal Pharma, Inc. (a)(b)	549,314	493,064
Collegium Pharmaceutical, Inc. (a)(b)	190,528	3,349,482
Corcept Therapeutics, Inc. (a)	547,263	11,492,523
CorMedix, Inc. (a)(b)	200,784	999,904
Cumberland Pharmaceuticals, Inc. (a)	33,008	166,030
CymaBay Therapeutics, Inc. (a)	334,091	1,105,841
Cyteir Therapeutics, Inc. (b)	34,788	577,829
Dare Bioscience, Inc. (a)(b)	299,676	539,417
Dermata Therapeutics, Inc. (b)	10,806	29,392
Durect Corp. (a)(b)	1,205,626	1,193,329
Edgewise Therapeutics, Inc. (b)	61,753	1,075,737
Elanco Animal Health, Inc. (a)	2,446,998	70,326,723
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)(b)	365,751	272,046
Endo International PLC (a)	1,212,711	6,791,182
Enveric Biosciences, Inc. (a)(b)	120,840	157,092
Esperion Therapeutics, Inc. (a)(b)	133,828	1,168,318
Eton Pharmaceuticals, Inc. (a)(b)	95,094	370,867
Evofem Biosciences, Inc. (a)(b)	888,977	394,706
Evoke Pharma, Inc. (a)(b)	143,299	108,893
Evolus, Inc. (a)(b)	188,313	1,043,254
Eyenovia, Inc. (a)(b)	96,348	351,670
Eyepoint Pharmaceuticals, Inc. (a)(b)	106,542	1,683,364
Fulcrum Therapeutics, Inc. (a)(b)	139,342	2,020,459
Graybug Vision, Inc. (a)(b)	43,681	111,823
Harmony Biosciences Holdings, Inc. (a)(b)	112,949	3,850,431
Harrow Health, Inc. (a)(b)	130,631	1,306,310
Hepion Pharmaceuticals, Inc. (a)(b)	405,405	502,702
Hoth Therapeutics, Inc. (a)(b)	65,441	53,596
Ikena Oncology, Inc. (b)	46,489	665,025
IMARA, Inc. (a)	23,274	78,666
Innoviva, Inc. (a)	337,406	5,641,428
Intra-Cellular Therapies, Inc. (a)	382,986	15,503,273
Jaguar Health, Inc. (a)(b)	215,718	282,591
Jazz Pharmaceuticals PLC (a)	315,656	37,837,685
Kala Pharmaceuticals, Inc. (a)(b)	261,840	497,496
Kaleido Biosciences, Inc. (a)(b)	113,144	406,187
KemPharm, Inc. (a)(b)	156,491	1,225,325
Kiora Pharmaceuticals, Inc. (a)	125,006	191,259
Landos Biopharma, Inc.	35,665	257,858
Lannett Co., Inc. (a)(b)	231,171	360,627
Lexaria Bioscience Corp. (a)(b)	40,368	213,950
Lipocine, Inc. (a)(b)	493,335	542,669
Liquidia Technologies, Inc. (a)(b)	188,204	781,047
Longboard Pharmaceuticals, Inc.	2,458	14,011
Lyra Therapeutics, Inc. (a)(b)	22,248	124,589
Marinus Pharmaceuticals, Inc. (a)(b)	176,724	1,963,404
MyMD Pharmaceuticals, Inc. (a)(b)	174,297	1,335,115
Nektar Therapeutics (a)(b)	931,489	10,488,566
NGM Biopharmaceuticals, Inc. (a)	185,142	3,336,259
NovaBay Pharmaceuticals, Inc. (a)(b)	142,533	71,267
Novan, Inc. (a)(b)	83,201	419,333
Nuvation Bio, Inc. (a)(b)	600,806	5,389,230
Ocular Therapeutix, Inc. (a)	414,048	2,832,088
Ocuphire Pharma, Inc. (a)(b)	47,436	185,475
Ocuphire Pharma, Inc. rights (a)(c)	5,723	5,208
Odonate Therapeutics, Inc. (a)	160,159	265,864
Omeros Corp. (a)(b)	300,534	2,163,845
Onconova Therapeutics, Inc. (a)(b)	84,772	254,316
Opiant Pharmaceuticals, Inc. (a)	31,767	774,797
OptiNose, Inc. (a)(b)	193,140	307,093
Osmotica Pharmaceuticals PLC (a)(b)	80,962	107,679
Otonomy, Inc. (a)	259,225	531,411
Pacira Biosciences, Inc. (a)	230,498	12,128,805
Palisade Bio, Inc. (a)(b)	61,431	143,134
Palisade Bio, Inc. rights (a)(c)	117,971	1
Paratek Pharmaceuticals, Inc. (a)(b)	216,402	913,216
Perrigo Co. PLC	686,110	25,187,098
Petros Pharmaceuticals, Inc. (b)	15,165	43,372
Phathom Pharmaceuticals, Inc. (a)(b)	69,512	1,247,045
Phibro Animal Health Corp. Class A	106,746	2,091,154
Pliant Therapeutics, Inc. (a)(b)	103,933	1,473,770
PLx Pharma PLC (a)(b)	122,133	1,123,624
Prestige Brands Holdings, Inc. (a)	253,608	14,189,368
Processa Pharmaceuticals, Inc. (a)(b)	31,673	171,668
ProPhase Labs, Inc. (b)	66,421	417,124
Provention Bio, Inc. (a)(b)	309,257	2,133,873
Pulmatrix, Inc. (a)(b)	285,428	190,380
Rain Therapeutics, Inc. (b)	40,751	527,318
Rani Therapeutics Holdings, Inc. (b)	31,899	945,486
Reata Pharmaceuticals, Inc. (a)(b)	140,280	12,007,968
Relmada Therapeutics, Inc. (a)	73,465	1,312,085
Revance Therapeutics, Inc. (a)	358,570	4,905,238
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	57,640	209,233
Royalty Pharma PLC	1,839,454	73,155,086
Satsuma Pharmaceuticals, Inc. (a)(b)	55,076	260,509
scPharmaceuticals, Inc. (a)(b)	31,095	134,952
SCYNEXIS, Inc. (a)(b)	103,043	760,457
Seelos Therapeutics, Inc. (a)	485,003	839,055
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	82,240	101,978
SIGA Technologies, Inc. (a)	227,648	1,857,608
Sonoma Pharmaceuticals, Inc. (a)	30,077	159,408
Supernus Pharmaceuticals, Inc. (a)	282,467	8,465,536
Tarsus Pharmaceuticals, Inc. (a)(b)	30,492	811,087
Terns Pharmaceuticals, Inc. (b)	41,523	313,499
TFF Pharmaceuticals, Inc. (a)(b)	93,796	697,842
TherapeuticsMD, Inc. (a)(b)	1,845,018	913,284
Theravance Biopharma, Inc. (a)	221,449	1,860,172
Timber Pharmaceuticals, Inc. (a)(b)	163,593	75,269
Titan Pharmaceuticals, Inc. (a)(b)	31,133	44,832
Trevi Therapeutics, Inc. (a)	34,789	34,601
Tricida, Inc. (a)(b)	156,456	1,187,501
Vallon Pharamceuticals, Inc. (b)	8,299	45,396
Verrica Pharmaceuticals, Inc. (a)(b)	66,502	688,296
Virpax Pharmaceuticals, Inc. (b)	7,566	35,409
Vyne Therapeutics, Inc. (a)(b)	273,750	281,963
WAVE Life Sciences (a)	184,878	721,024
Xeris Biopharma Holdings, Inc. (b)	579,229	1,210,589
Xeris Biopharma Holdings, Inc. rights (a)(c)	264,044	47,824
Zogenix, Inc. (a)(b)	249,468	2,806,515
Zynerba Pharmaceuticals, Inc. (a)(b)	199,373	689,831
		453,318,651
TOTAL HEALTH CARE		5,631,974,947
INDUSTRIALS - 13.6%
Aerospace & Defense - 0.9%
AAR Corp. (a)	175,922	5,745,613
Aerojet Rocketdyne Holdings, Inc.	373,621	15,707,027
AeroVironment, Inc. (a)(b)	120,691	9,747,005
AerSale Corp. (b)	51,335	928,650
Air Industries Group, Inc. (a)(b)	122,660	121,556
Astra Space, Inc. Class A (a)(b)	649,225	7,121,998
Astronics Corp. (a)	138,109	1,444,620
Astrotech Corp. (a)(b)	271,928	216,999
Axon Enterprise, Inc. (a)	341,351	57,616,635
BWX Technologies, Inc.	483,616	23,068,483
Byrna Technologies, Inc. (a)	73,233	1,077,990
CPI Aerostructures, Inc. (a)	50,983	144,792
Curtiss-Wright Corp.	208,274	26,205,035
Ducommun, Inc. (a)	63,008	2,678,470
HEICO Corp.	214,783	29,751,741
HEICO Corp. Class A	393,714	48,899,279
Hexcel Corp. (a)	430,273	22,107,427
Innovative Solutions & Support, Inc.	35,937	238,622
Kaman Corp.	153,721	5,687,677
Kratos Defense & Security Solutions, Inc. (a)	639,334	12,601,273
Maxar Technologies, Inc.	374,878	10,320,391
Mercury Systems, Inc. (a)	286,339	14,016,294
Momentus, Inc. Class A (a)(b)	274,665	1,892,442
Moog, Inc. Class A	158,036	10,931,350
National Presto Industries, Inc.	27,994	2,289,349
PAE, Inc. (a)	355,818	3,529,715
Park Aerospace Corp.	100,999	1,302,887
Parsons Corp. (a)	124,560	4,134,146
SIFCO Industries, Inc. (a)	15,819	130,032
Sigma Labs, Inc. (a)(b)	60,149	141,952
Spirit AeroSystems Holdings, Inc. Class A	540,792	20,474,385
Triumph Group, Inc. (a)	324,868	5,444,788
Vectrus, Inc. (a)	62,663	2,621,820
Virgin Galactic Holdings, Inc. (a)(b)	922,560	14,760,960
VirTra, Inc. (a)(b)	51,046	330,268
		363,431,671
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	7,699	212,338
Air Transport Services Group, Inc. (a)	291,454	7,195,999
Atlas Air Worldwide Holdings, Inc. (a)	136,681	11,974,622
Forward Air Corp.	139,859	13,811,076
GXO Logistics, Inc.	513,623	49,333,489
Hub Group, Inc. Class A (a)	170,667	13,255,706
Radiant Logistics, Inc. (a)	240,842	1,815,949
		97,599,179
Airlines - 0.2%
Allegiant Travel Co. (a)	79,637	13,794,721
Blade Air Mobility, Inc. (a)(b)	248,389	2,183,339
Frontier Group Holdings, Inc.	163,275	2,179,721
Hawaiian Holdings, Inc. (a)(b)	244,709	4,473,281
JetBlue Airways Corp. (a)	1,707,548	22,915,294
Joby Aviation, Inc. (a)(b)	1,395,948	11,069,868
Mesa Air Group, Inc. (a)	178,977	1,263,578
SkyWest, Inc. (a)	259,436	10,162,108
Spirit Airlines, Inc. (a)	532,263	11,129,619
Sun Country Airlines Holdings, Inc.	160,735	4,408,961
Wheels Up Experience, Inc. Class A (a)(b)	919,654	4,267,195
		87,847,685
Building Products - 1.4%
AAON, Inc.	214,729	16,748,862
Advanced Drain Systems, Inc.	288,620	35,705,180
Alpha PRO Tech Ltd. (a)(b)	60,263	335,665
American Woodmark Corp. (a)	92,471	5,699,912
Apogee Enterprises, Inc.	136,867	5,652,607
Applied UV, Inc. (a)(b)	21,766	100,559
Armstrong Flooring, Inc. (a)	115,916	226,036
Armstrong World Industries, Inc.	243,090	25,760,247
Builders FirstSource, Inc. (a)	1,075,428	74,677,720
Carlisle Companies, Inc.	269,323	60,651,540
Cornerstone Building Brands, Inc. (a)	272,411	4,282,301
CSW Industrials, Inc.	78,936	9,488,107
Gibraltar Industries, Inc. (a)	172,707	11,726,805
Griffon Corp.	247,942	6,523,354
Insteel Industries, Inc.	104,334	4,398,721
Janus International Group, Inc. (b)	254,008	3,233,522
Jeld-Wen Holding, Inc. (a)	495,965	12,017,232
Lennox International, Inc.	175,848	54,340,549
Masonite International Corp. (a)	122,370	13,093,590
Owens Corning	531,209	45,067,772
PGT Innovations, Inc. (a)	330,323	6,784,834
Quanex Building Products Corp.	181,579	3,880,343
Resideo Technologies, Inc. (a)	748,118	19,518,399
Simpson Manufacturing Co. Ltd.	223,692	25,805,109
Tecnoglass, Inc.	104,673	3,221,835
The AZEK Co., Inc. (a)	577,660	22,655,825
Trex Co., Inc. (a)	599,628	79,612,610
UFP Industries, Inc.	318,878	26,556,160
View, Inc. Class A (a)(b)	326,221	1,376,653
Zurn Water Solutions Corp.	619,989	21,730,614
		600,872,663
Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	337,398	15,182,910
ACCO Brands Corp.	497,114	4,106,162
Acme United Corp.	17,124	598,605
ACV Auctions, Inc. Class A (a)	234,768	4,972,386
ADT, Inc. (b)	779,475	6,477,437
Aqua Metals, Inc. (a)(b)	360,091	565,343
ARC Document Solutions, Inc.	187,132	542,683
Avalon Holdings Corp. Class A (a)	10,366	40,013
BioHiTech Global, Inc. (a)(b)	110,567	99,499
Brady Corp. Class A	242,028	12,161,907
BrightView Holdings, Inc. (a)	252,416	3,432,858
Casella Waste Systems, Inc. Class A (a)	257,899	21,864,677
CECO Environmental Corp. (a)	170,107	1,008,735
Charah Solutions, Inc. (a)(b)	48,749	223,758
Cimpress PLC (a)	101,236	7,879,198
Clean Harbors, Inc. (a)	258,370	26,209,053
CompX International, Inc. Class A	1,956	43,619
CoreCivic, Inc. (a)	603,517	6,499,878
Deluxe Corp.	226,027	7,648,754
Driven Brands Holdings, Inc.	287,251	8,864,566
Dss, Inc. (a)	239,135	186,167
Ennis, Inc.	138,951	2,642,848
Fuel Tech, Inc. (a)(b)	100,746	165,223
Harsco Corp. (a)	422,571	6,161,085
Healthcare Services Group, Inc.	402,590	7,045,325
Heritage-Crystal Clean, Inc. (a)	86,313	2,769,784
HNI Corp.	232,302	9,178,252
IAA, Inc. (a)	695,255	33,580,817
Interface, Inc.	316,540	4,513,860
JanOne, Inc. (a)(b)	13,288	65,244
KAR Auction Services, Inc. (a)	597,909	8,962,656
Kimball International, Inc. Class B	202,056	2,069,053
Matthews International Corp. Class A	168,768	5,851,187
Millerknoll, Inc.	400,474	15,193,984
Montrose Environmental Group, Inc. (a)	131,346	9,618,468
MSA Safety, Inc.	189,257	27,124,313
NL Industries, Inc.	22,073	135,749
Odyssey Marine Exploration, Inc. (a)(b)	34,716	214,545
Performant Financial Corp. (a)	203,908	548,513
Perma-Fix Environmental Services, Inc. (a)	23,822	168,660
Pitney Bowes, Inc.	877,534	5,993,557
Quad/Graphics, Inc. (a)	209,662	842,841
Quest Resource Holding Corp. (a)	62,050	323,901
R.R. Donnelley & Sons Co. (a)	369,745	3,904,507
Recycling Asset Holdings, Inc. (a)(c)	12,605	441
SP Plus Corp. (a)	124,880	3,385,497
Steelcase, Inc. Class A	480,001	5,371,211
Stericycle, Inc. (a)	471,989	26,667,379
Team, Inc. (a)	39,449	53,256
Tetra Tech, Inc.	280,269	51,760,079
The Brink's Co.	253,358	15,495,375
TOMI Environmental Solutions, Inc. (a)(b)	31,140	53,872
U.S. Ecology, Inc. (a)	170,200	5,798,714
UniFirst Corp.	77,112	14,778,515
Viad Corp. (a)	112,478	4,758,944
Vidler Water Resouces, Inc. (a)	107,435	1,229,056
Virco Manufacturing Co. (a)	17,193	56,565
VSE Corp.	55,419	3,033,636
Wilhelmina International, Inc. (a)	28,435	143,597
		408,268,717
Construction & Engineering - 0.8%
AECOM (a)	745,210	51,374,777
Ameresco, Inc. Class A (a)	159,755	14,430,669
API Group Corp. (a)	1,007,293	23,480,000
Arcosa, Inc.	245,718	12,573,390
Argan, Inc.	79,351	3,118,494
Bowman Consulting Group Ltd.	3,062	51,809
Comfort Systems U.S.A., Inc.	190,137	18,038,297
Concrete Pumping Holdings, Inc. (a)	112,061	915,538
Construction Partners, Inc. Class A (a)	190,242	6,570,959
Dycom Industries, Inc. (a)	163,866	15,318,194
EMCOR Group, Inc.	278,167	33,196,450
Fluor Corp. (a)(b)	730,318	16,147,331
FTE Networks, Inc. (a)(b)(c)	20,228	29,937
Granite Construction, Inc.	249,819	9,712,963
Great Lakes Dredge & Dock Corp. (a)	357,087	5,277,746
IES Holdings, Inc. (a)	54,858	2,632,635
Infrastructure and Energy Alternatives, Inc. (a)(b)	145,351	1,375,020
INNOVATE Corp. (a)(b)	318,657	1,214,083
iSun, Inc. (a)(b)	32,112	222,536
Limbach Holdings, Inc. (a)	39,616	279,293
MasTec, Inc. (a)	295,502	27,236,419
Matrix Service Co. (a)(b)	141,433	1,229,053
MYR Group, Inc. (a)	90,715	10,043,058
Northwest Pipe Co. (a)	55,522	1,597,923
NV5 Global, Inc. (a)	64,629	8,498,714
Orbital Energy Group, Inc. (a)(b)	276,034	676,283
Orion Group Holdings, Inc. (a)(b)	156,868	643,159
Primoris Services Corp.	277,832	6,228,993
SG Blocks, Inc. (a)(b)	45,628	96,275
Sterling Construction Co., Inc. (a)	155,108	3,997,133
Tutor Perini Corp. (a)	224,342	2,885,038
Valmont Industries, Inc.	109,320	26,130,760
Williams Industrial Services G (a)	95,596	333,630
Willscot Mobile Mini Holdings (a)	1,158,539	44,128,751
		349,685,310
Electrical Equipment - 1.6%
Acuity Brands, Inc.	184,644	37,178,069
Advent Technologies Holdings, Inc. Class A (a)(b)	210,256	1,610,561
Allied Motion Technologies, Inc.	65,307	2,576,361
American Superconductor Corp. (a)(b)	132,817	1,700,058
Array Technologies, Inc. (a)	621,997	11,205,276
Atkore, Inc. (a)	241,016	25,668,204
Ault Global Holdings, Inc. (a)(b)	214,211	381,296
AZZ, Inc.	134,853	6,997,522
Babcock & Wilcox Enterprises, Inc. (a)	312,363	2,842,503
Beam Global (a)(b)	43,998	1,167,707
Blink Charging Co. (a)(b)	188,297	7,236,254
Bloom Energy Corp. Class A (a)(b)	769,557	21,147,426
Broadwind, Inc. (a)(b)	85,192	206,165
Capstone Turbine Corp. (a)(b)	64,202	304,317
ChargePoint Holdings, Inc. Class A (a)(b)	901,075	22,995,434
Encore Wire Corp.	109,636	15,399,473
Energous Corp. (a)(b)	380,453	570,680
Energy Focus, Inc. (a)(b)	57,702	128,098
EnerSys	214,675	15,905,271
Enovix Corp.	505,594	17,695,790
Eos Energy Enterprises, Inc. (a)(b)	201,248	2,002,418
Espey Manufacturing & Electronics Corp.	5,259	77,412
Flux Power Holdings, Inc. (a)(b)	53,707	277,128
FTC Solar, Inc.	103,240	883,734
FuelCell Energy, Inc. (a)(b)	1,677,243	14,558,469
GrafTech International Ltd.	1,052,231	12,258,491
Hubbell, Inc. Class B	280,155	54,826,334
Ideal Power, Inc. (a)(b)	25,624	365,911
KULR Technology Group, Inc. (a)(b)	251,352	887,273
LSI Industries, Inc.	139,835	992,829
Nuvve Holding Corp. (b)	72,483	1,144,507
nVent Electric PLC	862,042	30,024,923
Ocean Power Technologies, Inc. (a)(b)	264,774	534,843
Orion Energy Systems, Inc. (a)	148,830	561,089
Pioneer Power Solutions, Inc. (b)	18,679	188,845
Plug Power, Inc. (a)(b)	2,687,492	107,096,556
Polar Power, Inc. (a)(b)	28,861	165,951
Powell Industries, Inc.	48,231	1,177,801
Preformed Line Products Co.	13,367	844,126
Regal Rexnord Corp.	350,624	55,433,654
Romeo Power, Inc. (a)(b)	481,116	1,905,219
Sensata Technologies, Inc. PLC (a)	818,135	45,570,120
Shoals Technologies Group, Inc.	530,507	14,907,247
Stem, Inc. (a)(b)	592,363	12,569,943
Sunrun, Inc. (a)	1,071,541	49,333,748
Sunworks, Inc. (a)(b)	143,950	659,291
Thermon Group Holdings, Inc. (a)	183,061	3,159,633
TPI Composites, Inc. (a)	191,264	3,410,237
Ultralife Corp. (a)	93,481	497,319
Vertiv Holdings Co.	1,564,722	40,119,472
Vicor Corp. (a)	111,512	15,997,512
Westwater Resources, Inc. (a)(b)	144,783	414,079
		665,762,579
Industrial Conglomerates - 0.0%
Gaucho Group Holdings, Inc. (a)(b)	99,311	288,002
Raven Industries, Inc. (a)	184,068	10,675,944
		10,963,946
Machinery - 2.8%
AGCO Corp.	323,108	35,609,733
AgEagle Aerial Systems, Inc. (a)(b)	342,350	773,711
Agrify Corp. (b)	89,775	1,378,046
Alamo Group, Inc.	52,158	7,417,911
Albany International Corp. Class A	166,658	13,487,632
Allison Transmission Holdings, Inc.	537,458	18,590,672
Altra Industrial Motion Corp.	339,339	17,886,559
Art's-Way Manufacturing Co., Inc. (a)	31,778	111,223
Astec Industries, Inc.	123,505	7,741,293
Barnes Group, Inc.	245,563	10,669,712
Berkshire Grey, Inc. Class A (b)	216,162	1,279,679
Blue Bird Corp. (a)	85,231	1,725,075
Chart Industries, Inc. (a)(b)	185,676	32,409,746
Chicago Rivet & Machine Co.	758	19,496
CIRCOR International, Inc. (a)	109,564	2,952,750
Colfax Corp. (a)	670,671	31,145,961
Columbus McKinnon Corp. (NY Shares)	150,402	6,680,857
Commercial Vehicle Group, Inc. (a)	176,465	1,480,541
Crane Co.	260,505	25,149,153
Desktop Metal, Inc. (a)(b)	962,195	6,273,511
Donaldson Co., Inc.	651,010	36,736,494
Douglas Dynamics, Inc.	119,913	4,766,542
Eastern Co.	28,967	727,217
Energy Recovery, Inc. (a)	221,387	4,704,474
Enerpac Tool Group Corp. Class A	319,354	6,741,563
EnPro Industries, Inc.	110,413	11,262,126
ESCO Technologies, Inc.	139,026	11,363,985
Evoqua Water Technologies Corp. (a)	622,183	27,985,791
Federal Signal Corp.	321,643	13,647,312
Flowserve Corp.	671,110	20,119,878
Franklin Electric Co., Inc.	198,997	17,521,686
FreightCar America, Inc. (a)(b)	61,989	231,839
Gates Industrial Corp. PLC (a)	502,276	8,051,484
Gencor Industries, Inc. (a)	33,897	401,340
Gorman-Rupp Co.	106,673	4,611,474
Graco, Inc.	884,886	64,499,341
Graham Corp.	47,909	611,319
Helios Technologies, Inc.	166,699	16,724,911
Hillenbrand, Inc.	373,525	16,659,215
Hillman Solutions Corp. Class A (a)(b)	496,786	5,255,996
Hurco Companies, Inc.	30,713	925,383
Hydrofarm Holdings Group, Inc. (b)	186,436	6,152,388
Hyliion Holdings Corp. Class A (a)(b)	595,446	3,947,807
Hyster-Yale Materials Handling Class A	52,107	2,045,721
Hyzon Motors, Inc. Class A (b)	468,403	3,555,179
ITT, Inc.	446,862	42,264,208
John Bean Technologies Corp.	164,604	25,969,573
Kadant, Inc.	61,442	14,405,691
Kennametal, Inc.	430,134	15,213,840
L.B. Foster Co. Class A (a)	57,699	874,140
Lightning eMotors, Inc. (a)(b)	151,649	1,102,488
Lincoln Electric Holdings, Inc.	308,627	41,652,300
Lindsay Corp.	60,023	8,734,547
LiqTech International, Inc. (a)(b)	85,087	417,777
Manitex International, Inc. (a)	80,305	525,998
Manitowoc Co., Inc. (a)	189,840	3,618,350
Markforged Holding Corp. (a)	345,690	2,388,718
Mayville Engineering Co., Inc. (a)(b)	34,570	513,365
Meritor, Inc. (a)	386,966	9,786,370
Microvast Holdings, Inc. (a)(b)	1,236,636	10,499,040
Middleby Corp. (a)	288,401	50,377,887
Miller Industries, Inc.	60,547	1,980,492
Mueller Industries, Inc.	296,624	16,412,206
Mueller Water Products, Inc. Class A	844,247	11,515,529
Nikola Corp. (a)(b)	1,055,619	10,788,426
NN, Inc. (a)	229,592	1,021,684
Nordson Corp.	280,827	71,383,415
Omega Flex, Inc.	15,769	1,860,427
Oshkosh Corp.	356,198	38,326,905
P&F Industries, Inc. Class A (a)	17,959	112,064
Park-Ohio Holdings Corp.	44,173	932,492
Perma-Pipe International Holdings, Inc. (a)	13,145	115,019
Proterra, Inc. Class A (a)(b)	936,428	10,497,358
Proto Labs, Inc. (a)(b)	143,960	7,215,275
RBC Bearings, Inc. (a)(b)	148,278	29,313,078
REV Group, Inc.	173,874	2,729,822
SPX Corp. (a)	233,062	13,552,555
SPX Flow, Inc.	210,985	17,619,357
Standex International Corp.	65,535	6,750,760
Taylor Devices, Inc. (a)	3,749	41,726
Tennant Co.	99,253	7,807,241
Terex Corp.	363,681	15,412,801
The Greenbrier Companies, Inc.	171,264	6,848,847
The L.S. Starrett Co. Class A (a)	20,103	187,963
The Shyft Group, Inc.	174,523	8,483,563
Timken Co.	360,694	23,744,486
Titan International, Inc. (a)	271,164	1,868,320
Toro Co.	557,123	56,024,289
Trinity Industries, Inc.	422,126	11,186,339
Twin Disc, Inc. (a)	41,081	492,150
Urban-Gro, Inc. (a)(b)	47,304	470,675
Wabash National Corp.	293,921	4,908,481
Watts Water Technologies, Inc. Class A	143,098	27,004,024
Welbilt, Inc. (a)	662,686	15,612,882
Woodward, Inc.	331,505	35,073,229
		1,197,671,898
Marine - 0.1%
Eagle Bulk Shipping, Inc.	71,218	2,853,705
Genco Shipping & Trading Ltd.	166,036	2,558,615
Kirby Corp. (a)	311,074	16,244,284
Matson, Inc.	225,597	18,392,923
Pangaea Logistics Solutions Ltd.	80,375	307,033
		40,356,560
Professional Services - 1.9%
Acacia Research Corp. (a)	207,454	1,016,525
Alight, Inc. Class A (a)	1,256,136	13,063,814
ASGN, Inc. (a)	274,658	33,420,385
Atlas Technical Consultants, Inc. (a)(b)	83,086	761,899
Barrett Business Services, Inc.	40,716	2,874,142
BGSF, Inc.	47,756	668,584
Booz Allen Hamilton Holding Corp. Class A	698,406	58,624,200
CACI International, Inc. Class A (a)	121,745	31,584,305
CBIZ, Inc. (a)	281,097	10,127,925
Clarivate Analytics PLC (a)(b)	1,936,932	45,207,993
CoStar Group, Inc. (a)	2,052,780	159,624,173
CRA International, Inc.	40,512	3,729,940
DLH Holdings Corp. (a)	7,741	102,181
Dun & Bradstreet Holdings, Inc. (a)	823,704	15,650,376
Exponent, Inc.	270,363	31,497,290
First Advantage Corp.	210,731	3,654,076
Forrester Research, Inc. (a)	61,737	3,484,436
Franklin Covey Co. (a)	60,786	2,673,368
FTI Consulting, Inc. (a)	174,783	25,534,048
Gee Group, Inc. (a)(b)	882,155	391,853
Heidrick & Struggles International, Inc.	104,251	4,500,516
Hill International, Inc. (a)(b)	204,032	414,185
Hirequest, Inc.	25,639	584,569
Hudson Global, Inc. (a)	7,307	210,442
Huron Consulting Group, Inc. (a)	118,885	5,431,856
ICF International, Inc.	89,782	8,685,511
Insperity, Inc.	183,722	21,263,984
KBR, Inc.	726,417	31,962,348
Kelly Services, Inc. Class A (non-vtg.)	176,542	2,976,498
Kforce, Inc.	103,506	7,931,665
Korn Ferry	286,350	20,829,099
LegalZoom.com, Inc.	104,246	1,877,470
Manpower, Inc.	276,631	24,794,437
ManTech International Corp. Class A	143,360	9,741,312
Mastech Digital, Inc. (a)	15,489	273,381
MISTRAS Group, Inc. (a)	94,209	750,846
RCM Technologies, Inc. (a)	43,713	344,021
Red Violet, Inc. (a)(b)	43,664	1,587,623
Resources Connection, Inc.	163,613	2,810,871
Science Applications Internati	296,836	24,901,572
ShiftPixy, Inc. (a)(b)	123,538	96,384
Skillsoft Corp. (a)(b)	314,965	3,697,689
Staffing 360 Solutions, Inc. (a)(b)	25,895	28,743
TransUnion Holding Co., Inc.	991,012	110,190,624
TriNet Group, Inc. (a)	208,859	20,948,558
TrueBlue, Inc. (a)	188,774	4,911,899
Upwork, Inc. (a)	625,566	23,308,589
Volt Information Sciences, Inc. (a)(b)	74,206	218,908
Willdan Group, Inc. (a)(b)	63,169	2,527,392
		781,492,505
Road & Rail - 1.8%
AMERCO	51,317	36,155,906
ArcBest Corp.	134,874	13,902,812
Avis Budget Group, Inc. (a)(b)	245,488	67,408,550
Covenant Transport Group, Inc. Class A (a)	59,947	1,502,871
Daseke, Inc. (a)	330,374	3,188,109
Heartland Express, Inc.	263,839	4,416,665
HyreCar, Inc. (a)(b)	92,271	489,036
Knight-Swift Transportation Holdings, Inc. Class A	860,121	49,241,927
Landstar System, Inc.	198,853	33,516,673
Lyft, Inc. (a)	1,512,631	61,427,945
Marten Transport Ltd.	322,256	5,181,876
P.A.M. Transportation Services, Inc.	20,399	1,321,651
Patriot Transportation Holding, Inc.	5,715	55,550
Ryder System, Inc.	274,894	22,838,194
Saia, Inc. (a)	137,152	45,421,999
Schneider National, Inc. Class B	190,399	4,683,815
TuSimple Holdings, Inc. (b)	175,686	7,025,683
U.S. Xpress Enterprises, Inc. (a)(b)	111,948	879,911
U.S.A. Truck, Inc. (a)	35,416	611,988
Uber Technologies, Inc. (a)	8,428,255	320,273,690
Universal Logistics Holdings, Inc.	41,566	772,712
Werner Enterprises, Inc.	309,178	13,947,020
XPO Logistics, Inc. (a)	513,765	37,217,137
Yellow Corp. (a)	192,332	2,531,089
		734,012,809
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	547,151	22,208,859
Alta Equipment Group, Inc. (a)	129,497	1,891,951
Applied Industrial Technologies, Inc.	197,555	18,775,627
Beacon Roofing Supply, Inc. (a)	282,498	14,099,475
BlueLinx Corp. (a)	53,346	3,763,027
Boise Cascade Co.	211,809	13,731,577
Core & Main, Inc. (b)	184,028	4,900,666
Custom Truck One Source, Inc. Class A (a)(b)	253,887	1,909,230
DXP Enterprises, Inc. (a)	94,873	2,621,341
EVI Industries, Inc. (a)	28,979	989,053
GATX Corp.	176,902	17,424,847
Global Industrial Co.	86,580	3,468,395
GMS, Inc. (a)	235,533	13,159,229
H&E Equipment Services, Inc.	169,541	7,137,676
Herc Holdings, Inc.	128,232	21,857,144
Hudson Technologies, Inc. (a)	183,402	691,426
Huttig Building Products, Inc. (a)(b)	105,996	921,105
India Globalization Capital, Inc. (a)(b)	182,169	238,641
Karat Packaging, Inc. (a)	17,116	376,381
Lawson Products, Inc. (a)	46,826	2,253,735
McGrath RentCorp.	130,246	10,068,016
MRC Global, Inc. (a)	293,501	2,019,287
MSC Industrial Direct Co., Inc. Class A	233,214	18,353,942
NOW, Inc. (a)	552,992	4,623,013
Rush Enterprises, Inc. Class A	267,799	13,647,037
SiteOne Landscape Supply, Inc. (a)	231,287	55,592,143
Titan Machinery, Inc. (a)	104,030	3,457,957
Transcat, Inc. (a)(b)	38,907	3,461,556
Triton International Ltd.	340,597	19,063,214
Univar, Inc. (a)	876,471	22,709,364
Veritiv Corp. (a)(b)	73,137	9,218,187
Watsco, Inc.	171,073	50,074,778
WESCO International, Inc. (a)	235,179	29,192,769
Willis Lease Finance Corp. (a)	20,262	693,974
		394,594,622
TOTAL INDUSTRIALS		5,732,560,144
INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 0.6%
ADTRAN, Inc.	259,072	5,279,887
Applied Optoelectronics, Inc. (a)(b)	140,669	831,354
Aviat Networks, Inc. (a)	51,719	1,620,873
BK Technologies Corp.	67,932	152,168
CalAmp Corp. (a)	184,519	1,693,884
Calix, Inc. (a)	277,857	18,605,305
Cambium Networks Corp. (a)	58,713	1,597,581
Casa Systems, Inc. (a)	186,784	932,052
Ciena Corp. (a)	798,146	48,072,334
Clearfield, Inc. (a)	59,892	3,877,408
ClearOne, Inc. (a)	68,406	95,084
CommScope Holding Co., Inc. (a)	1,021,110	10,170,256
Communications Systems, Inc. (b)	55,877	169,866
COMSovereign Holding Corp. (b)	206,343	222,850
Comtech Telecommunications Corp.	136,321	3,461,190
Digi International, Inc. (a)	183,676	3,954,544
DZS, Inc. (a)	82,365	1,067,450
EMCORE Corp. (a)	175,391	1,292,632
Extreme Networks, Inc. (a)	678,043	9,153,581
Franklin Wireless Corp. (a)	19,716	76,695
Genasys, Inc. (a)(b)	183,238	765,935
Harmonic, Inc. (a)(b)	535,820	5,760,065
Infinera Corp. (a)(b)	1,050,884	8,543,687
Inseego Corp. (a)(b)	418,038	2,700,525
KVH Industries, Inc. (a)	82,706	826,233
Lantronix, Inc. (a)	82,353	590,471
Lumentum Holdings, Inc. (a)	391,737	33,991,019
NETGEAR, Inc. (a)(b)	160,934	4,303,375
NetScout Systems, Inc. (a)	391,841	11,716,046
Network-1 Security Solutions, Inc.	44,772	125,809
Ondas Holdings, Inc. (b)	137,818	1,048,795
Optical Cable Corp. (a)	11,253	49,963
PC-Tel, Inc.	84,201	477,420
Plantronics, Inc. (a)(b)	219,211	5,594,265
Resonant, Inc. (a)(b)	338,628	707,733
Ribbon Communications, Inc. (a)	641,779	3,497,696
Tessco Technologies, Inc. (a)	29,899	158,465
Ubiquiti, Inc.	33,340	9,978,329
ViaSat, Inc. (a)(b)	376,852	16,690,775
Viavi Solutions, Inc. (a)	1,149,724	17,027,412
Vislink Technologies, Inc. (a)(b)	297,946	440,960
		237,321,972
Electronic Equipment & Components - 1.6%
908 Devices, Inc.	71,592	1,718,208
ADDvantage Technologies Group, Inc. (a)(b)	11,707	22,009
Advanced Energy Industries, Inc.	198,708	17,424,705
Aeva Technologies, Inc. (a)(b)	481,524	4,791,164
Airgain, Inc. (a)	51,876	495,416
Akoustis Technologies, Inc. (a)(b)	238,224	1,653,275
AmpliTech Group, Inc. (a)(b)	70,462	257,891
Arlo Technologies, Inc. (a)	426,419	3,304,747
Arrow Electronics, Inc. (a)	372,194	45,277,400
Autoscope Technologies Corp.	31,320	211,723
Avnet, Inc.	497,990	18,062,097
Badger Meter, Inc.	149,678	15,321,040
Bel Fuse, Inc. Class B (non-vtg.)	60,725	731,129
Belden, Inc.	234,217	14,444,162
Benchmark Electronics, Inc.	192,992	4,550,751
Cemtrex, Inc. (a)(b)	101,303	103,329
ClearSign Combustion Corp. (a)(b)	158,767	263,553
Coda Octopus Group, Inc. (a)(b)	23,943	184,122
Cognex Corp.	920,854	71,135,972
Coherent, Inc. (a)	126,982	32,879,449
CPS Technologies Corp. (a)(b)	45,803	173,135
CTS Corp.	172,526	6,010,806
Daktronics, Inc. (a)	196,961	961,170
Data I/O Corp. (a)	27,378	128,403
Digital Ally, Inc. (a)(b)	343,088	384,259
Electro-Sensors, Inc. (a)	12,636	79,607
eMagin Corp. (a)(b)	343,570	553,148
ePlus, Inc. (a)	71,124	7,502,871
Evolv Technologies Holdings, Inc. (a)(b)	281,857	1,527,665
Fabrinet (a)	189,675	20,970,468
FARO Technologies, Inc. (a)	96,954	6,734,425
Frequency Electronics, Inc. (a)	20,488	199,963
Identiv, Inc. (a)(b)	114,266	2,626,975
II-VI, Inc. (a)(b)	545,031	34,080,788
Insight Enterprises, Inc. (a)	178,503	17,603,966
Intellicheck, Inc. (a)(b)	89,135	456,371
Iteris, Inc. (a)	209,517	951,207
Itron, Inc. (a)	232,816	14,413,639
Jabil, Inc.	757,382	44,276,552
KEY Tronic Corp. (a)	29,295	178,992
Kimball Electronics, Inc. (a)	133,402	2,830,790
Knowles Corp. (a)	460,274	9,997,151
LGL Group, Inc. (a)	6,067	72,440
LGL Group, Inc. warrants 11/16/25 (a)	6,067	4,853
LightPath Technologies, Inc. Class A (a)(b)	232,269	455,247
Littelfuse, Inc.	127,891	38,172,906
Luna Innovations, Inc. (a)(b)	162,134	1,357,062
Methode Electronics, Inc. Class A	205,283	9,128,935
MicroVision, Inc. (a)(b)	854,807	6,052,034
MICT, Inc. (a)(b)	547,286	552,759
Napco Security Technolgies, Inc. (a)	72,234	3,356,714
National Instruments Corp.	685,152	28,447,511
Neonode, Inc. (a)(b)	24,689	240,965
nLIGHT, Inc. (a)	224,123	5,578,421
Novanta, Inc. (a)	183,670	29,653,522
OSI Systems, Inc. (a)	88,814	8,075,857
Ouster, Inc. (b)	378,759	2,575,561
Par Technology Corp. (a)(b)	128,438	6,726,298
PC Connection, Inc.	60,397	2,647,804
Plexus Corp. (a)	143,384	12,064,330
Powerfleet, Inc. (a)(b)	190,789	1,163,813
Red Cat Holdings, Inc. (b)	144,520	313,608
Research Frontiers, Inc. (a)(b)	118,594	238,374
RF Industries Ltd. (a)	45,673	310,120
Richardson Electronics Ltd.	51,484	565,809
Rogers Corp. (a)	96,324	26,259,849
Sanmina Corp. (a)	328,564	12,005,729
ScanSource, Inc. (a)	136,114	4,253,563
Sigmatron International, Inc. (a)	11,221	89,768
Soluna Holdings, Inc. (a)(b)	37,164	446,340
Taitron Components, Inc. Class A (sub. vtg.)	12,619	50,981
TD SYNNEX Corp.	216,914	22,441,922
TTM Technologies, Inc. (a)	514,858	7,094,743
Universal Security Instruments, Inc. (a)	12,034	45,850
Velodyne Lidar, Inc. (a)(b)	510,949	2,820,438
VerifyMe, Inc. (a)(b)	32,138	105,413
Vishay Intertechnology, Inc.	664,373	13,533,278
Vishay Precision Group, Inc. (a)	67,486	2,316,794
Vontier Corp.	871,199	27,451,480
Wayside Technology Group, Inc.	15,096	489,110
Wireless Telecom Group, Inc. (a)	115,181	211,795
Wrap Technologies, Inc. (a)(b)	118,491	533,210
		683,379,699
IT Services - 5.8%
Affirm Holdings, Inc.	483,412	61,238,632
ALJ Regional Holdings, Inc. (a)(b)	9,675	12,191
Alliance Data Systems Corp.	255,879	17,440,713
American Virtual Cloud Technologies, Inc. (a)	18,978	30,555
BigCommerce Holdings, Inc. (a)(b)	307,357	13,914,051
BM Technologies, Inc. (a)(b)	80,238	966,868
Brightcove, Inc. (a)	213,457	2,055,591
Cantaloupe, Inc. (a)(b)	309,298	2,789,868
Cass Information Systems, Inc.	64,347	2,584,176
Cloudflare, Inc. (a)	1,369,314	257,759,667
Computer Task Group, Inc. (a)	75,181	593,930
Concentrix Corp.	223,130	37,039,580
Conduent, Inc. (a)	864,569	4,357,428
Crexendo, Inc. (a)	7,104	36,230
CSG Systems International, Inc.	168,919	8,903,720
CSP, Inc. (a)	3,689	32,943
Cyxtera Technologies, Inc. Class A (a)(b)	149,886	1,485,370
Data Storage Corp. (a)	56,169	203,893
Digitalocean Holdings, Inc.	90,422	9,115,442
EPAM Systems, Inc. (a)	294,505	179,221,018
Euronet Worldwide, Inc. (a)	274,988	27,875,534
EVERTEC, Inc.	307,042	12,892,694
EVO Payments, Inc. Class A (a)	246,135	5,240,214
Exela Technologies, Inc. (a)(b)	658,388	836,153
ExlService Holdings, Inc. (a)	170,925	22,198,030
Fastly, Inc. Class A (a)(b)	552,986	22,539,709
Flywire Corp.	58,257	2,367,564
Genpact Ltd.	901,725	43,526,266
GoDaddy, Inc. (a)	876,743	61,521,056
GreenBox POS (a)	96,708	503,849
GreenSky, Inc. Class A (a)	351,688	3,988,142
Grid Dynamics Holdings, Inc. (a)	225,742	8,855,859
Hackett Group, Inc.	134,626	2,754,448
i3 Verticals, Inc. Class A (a)(b)	120,834	2,253,554
Information Services Group, Inc.	198,663	1,638,970
Innodata, Inc. (a)(b)	121,582	792,715
Inpixon (a)(b)	680,814	459,481
International Money Express, Inc. (a)	164,892	2,491,518
Kyndryl Holdings, Inc.	927,059	14,647,532
Limelight Networks, Inc. (a)	657,683	1,808,628
Liveramp Holdings, Inc. (a)	355,346	16,676,388
Marqeta, Inc. Class A (b)	439,713	8,644,758
Maximus, Inc.	317,698	23,970,314
MoneyGram International, Inc. (a)	474,217	2,812,107
MongoDB, Inc. Class A (a)	335,855	167,289,376
Okta, Inc. (a)	650,368	139,978,705
Paya Holdings, Inc. (a)(b)	420,994	2,711,201
Paymentus Holdings, Inc. (b)	54,414	1,608,478
Payoneer Global, Inc.	1,018,332	7,892,073
Paysign, Inc. (a)	191,197	346,067
Perficient, Inc. (a)	169,466	23,221,926
PFSweb, Inc. (a)	93,038	1,138,785
Priority Technology Holdings, Inc. (a)(b)	33,551	216,739
Rackspace Technology, Inc. (a)(b)	322,130	4,593,574
Repay Holdings Corp. (a)(b)	391,046	6,397,513
Research Solutions, Inc. (a)	32,200	72,772
Sabre Corp. (a)(b)	1,658,102	12,485,508
ServiceSource International, Inc. (a)	431,982	470,860
Shift4 Payments, Inc. (a)(b)	245,076	12,748,854
Snowflake Computing, Inc. (a)	1,185,548	403,264,152
SolarWinds, Inc. (b)	224,729	3,236,098
Square, Inc. (a)	2,066,889	430,594,985
Squarespace, Inc. Class A (a)	148,793	4,889,338
StarTek, Inc. (a)	59,598	239,584
Steel Connect, Inc. (a)	124,142	196,144
Switch, Inc. Class A	655,634	17,931,590
TaskUs, Inc.	142,792	6,361,384
The Glimpse Group, Inc. (b)	5,463	67,468
The OLB Group, Inc. (a)(b)	17,806	76,388
Ttec Holdings, Inc.	95,793	8,083,971
Tucows, Inc. (a)(b)	50,295	4,090,492
Twilio, Inc. Class A (a)	868,044	248,390,791
Unisys Corp. (a)	356,028	6,465,468
Usio, Inc. (a)	89,256	671,205
Verra Mobility Corp. (a)	718,933	10,345,446
WEX, Inc. (a)	233,253	29,487,844
WidePoint Corp. (a)(b)	42,670	190,308
		2,446,832,436
Semiconductors & Semiconductor Equipment - 3.5%
ACM Research, Inc. (a)(b)	63,806	5,577,921
AEHR Test Systems (a)	110,308	1,921,565
Allegro MicroSystems LLC (a)	290,854	9,083,370
Alpha & Omega Semiconductor Ltd. (a)	112,232	5,512,836
Ambarella, Inc. (a)	188,384	33,818,696
Amkor Technology, Inc.	526,529	11,351,965
Amtech Systems, Inc. (a)	63,669	630,323
Atomera, Inc. (a)(b)	110,797	2,669,100
Axcelis Technologies, Inc. (a)	176,880	10,934,722
AXT, Inc. (a)(b)	219,479	1,804,117
Brooks Automation, Inc.	386,925	43,761,218
CEVA, Inc. (a)	122,281	5,392,592
Cirrus Logic, Inc. (a)	295,094	23,660,637
CMC Materials, Inc.	151,346	20,098,749
Cohu, Inc. (a)	257,335	8,484,335
CVD Equipment Corp. (a)	12,659	55,826
CyberOptics Corp. (a)	37,837	1,632,667
Diodes, Inc. (a)	231,666	24,637,679
DSP Group, Inc. (a)	116,817	2,568,806
Entegris, Inc.	705,669	103,084,128
Everspin Technologies, Inc. (a)	67,767	819,303
First Solar, Inc. (a)	513,723	53,221,703
FormFactor, Inc. (a)	406,148	17,025,724
GSI Technology, Inc. (a)(b)	80,106	450,196
Ichor Holdings Ltd. (a)	151,444	7,252,653
Impinj, Inc. (a)(b)	96,266	7,217,062
indie Semiconductor, Inc. (b)	261,276	3,587,319
Intest Corp. (a)(b)	49,780	708,369
Kopin Corp. (a)	418,197	2,182,988
Kulicke & Soffa Industries, Inc. (b)	321,656	18,546,685
Lattice Semiconductor Corp. (a)	711,590	54,031,029
MACOM Technology Solutions Holdings, Inc. (a)	249,416	17,935,505
Marvell Technology, Inc.	4,259,389	303,140,715
MaxLinear, Inc. Class A (a)	366,112	24,650,321
Meta Materials, Inc. (a)(b)	1,211,300	4,445,471
MKS Instruments, Inc.	288,192	43,851,295
MoSys, Inc. (a)	31,585	123,182
NeoPhotonics Corp. (a)	266,934	4,102,776
NVE Corp.	25,045	1,684,777
ON Semiconductor Corp. (a)	2,238,153	137,489,739
Onto Innovation, Inc. (a)	256,786	24,178,970
PDF Solutions, Inc. (a)	151,515	4,534,844
Photronics, Inc. (a)	336,626	4,446,829
Pixelworks, Inc. (a)	250,526	1,300,230
Power Integrations, Inc.	314,456	31,455,034
QuickLogic Corp. (a)(b)	58,968	336,707
Rambus, Inc. (a)	555,528	14,943,703
Rubicon Technology, Inc. (a)	8,459	80,783
Semtech Corp. (a)	337,628	28,924,591
Silicon Laboratories, Inc. (a)	209,890	41,195,110
SiTime Corp. (a)	77,177	23,035,791
SkyWater Technology, Inc. (b)	36,097	675,375
SMART Global Holdings, Inc. (a)	115,938	6,610,785
SolarEdge Technologies, Inc. (a)	272,016	89,155,964
Summit Wireless Technologies, Inc. (a)(b)	73,605	133,961
SunPower Corp. (a)(b)	430,654	12,338,237
Synaptics, Inc. (a)	182,634	51,546,620
Trio-Tech International (a)(b)	7,747	67,941
Ultra Clean Holdings, Inc. (a)	236,929	12,986,078
Universal Display Corp.	226,201	32,358,053
Veeco Instruments, Inc. (a)(b)	270,101	7,179,285
Wolfspeed, Inc. (a)(b)	601,213	73,720,738
		1,480,353,693
Software - 12.4%
8x8, Inc. (a)	582,137	12,545,052
A10 Networks, Inc.	320,979	4,949,496
ACI Worldwide, Inc. (a)	604,475	17,614,402
Agilysys, Inc. (a)	107,154	4,666,557
Alarm.com Holdings, Inc. (a)	240,227	19,167,712
Alfi, Inc. (b)	19,411	73,374
Altair Engineering, Inc. Class A (a)	245,545	18,280,825
Alteryx, Inc. Class A (a)	308,949	20,535,840
American Software, Inc. Class A	161,031	3,671,507
Anaplan, Inc. (a)	753,816	32,270,863
AppFolio, Inc. (a)	98,548	11,874,049
Appian Corp. Class A (a)(b)	206,905	15,383,387
AppLovin Corp.	141,328	12,876,394
Asana, Inc. (a)	405,761	42,178,856
Aspen Technology, Inc. (a)	353,022	51,198,781
Asure Software, Inc. (a)	84,445	724,538
Auddia, Inc. (b)	36,737	78,985
AudioEye, Inc. (a)(b)	29,417	227,982
Avalara, Inc. (a)	450,338	62,903,212
Avaya Holdings Corp. (a)	427,887	8,330,960
AvePoint, Inc. (a)(b)	466,377	3,222,665
Aware, Inc. (a)	24,042	71,164
Benefitfocus, Inc. (a)(b)	155,301	1,562,328
Bentley Systems, Inc. Class B	954,329	45,798,249
Bill.Com Holdings, Inc. (a)	458,750	128,839,938
Bio-Key International, Inc. (a)(b)	63,586	158,329
Black Knight, Inc. (a)	814,302	58,198,164
Blackbaud, Inc. (a)(b)	216,307	16,322,526
BlackLine, Inc. (a)	276,882	30,470,864
Blend Labs, Inc. (b)	112,512	1,287,137
Bottomline Technologies, Inc. (a)	207,693	9,312,954
Box, Inc. Class A (a)	787,764	18,441,555
Bridgeline Digital, Inc. (a)(b)	30,797	81,920
BSQUARE Corp. (a)(b)	60,041	116,480
BTRS Holdings, Inc. (a)	383,969	2,864,409
C3.Ai, Inc. (b)	364,689	13,478,905
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	330,815	4,250,973
CDK Global, Inc.	623,786	24,103,091
Cerence, Inc. (a)(b)	198,065	14,890,527
ChannelAdvisor Corp. (a)	161,541	4,040,140
Cleanspark, Inc. (a)(b)	179,102	3,184,434
Clear Secure, Inc.	74,018	2,350,812
CommVault Systems, Inc. (a)	237,145	14,911,678
Confluent, Inc.	143,471	11,193,607
Consensus Cloud Solutions, Inc.	81,558	5,108,793
Couchbase, Inc. (b)	44,108	1,457,769
Coupa Software, Inc. (a)	382,817	75,284,791
Crowdstrike Holdings, Inc. (a)	1,036,112	224,981,360
CS Disco, Inc. (b)	65,578	2,406,713
Datadog, Inc. Class A (a)	1,246,350	222,211,742
DatChat, Inc. (b)	15,813	60,248
Datto Holding Corp. (a)(b)	140,058	3,285,761
Digimarc Corp. (a)(b)	74,007	3,174,900
Digital Turbine, Inc. (a)	456,522	24,223,057
DocuSign, Inc. (a)	1,013,100	249,587,316
Dolby Laboratories, Inc. Class A	341,069	28,448,565
Domo, Inc. Class B (a)	147,772	10,691,304
Dropbox, Inc. Class A (a)	1,488,572	36,633,757
Duck Creek Technologies, Inc. (a)	392,470	11,220,717
Duos Technologies Group, Inc. (a)(b)	2,422	11,262
Dynatrace, Inc. (a)	1,023,270	64,312,520
E2open Parent Holdings, Inc. (a)(b)	901,722	10,982,974
Ebix, Inc.	130,357	3,983,710
eGain Communications Corp. (a)	119,757	1,257,449
Elastic NV (a)	372,023	57,834,696
Envestnet, Inc. (a)	282,697	21,674,379
Everbridge, Inc. (a)	199,594	22,637,951
EverCommerce, Inc. (b)	106,168	1,728,415
Evolving Systems, Inc. (a)	38,879	92,143
Fair Isaac Corp. (a)	147,232	51,992,036
Five9, Inc. (a)	351,638	50,048,637
Greenidge Generation Holdings, Inc.	5,202	100,815
GSE Systems, Inc. (a)(b)	32,533	42,618
GTY Technology Holdings, Inc. (a)(b)	250,258	1,646,698
Guidewire Software, Inc. (a)	431,696	50,223,513
HubSpot, Inc. (a)	232,113	187,294,301
Intapp, Inc. (b)	57,996	1,588,510
Intelligent Systems Corp. (a)(b)	35,768	1,450,750
InterDigital, Inc.	157,814	10,717,149
Intrusion, Inc. (a)(b)	73,310	260,984
Inuvo, Inc. (a)(b)	483,368	294,903
Issuer Direct Corp. (a)(b)	16,252	496,499
Jamf Holding Corp. (a)(b)	281,472	9,071,843
Kaltura, Inc.	80,573	381,916
Kaspien Holdings, Inc. (a)	3,780	49,140
KnowBe4, Inc. (a)	160,012	3,609,871
Latch, Inc. (b)	476,117	3,942,249
LivePerson, Inc. (a)(b)	332,521	12,855,262
Livevox Holdings, Inc. (a)(b)	61,581	293,126
Mandiant, Inc. (a)	1,229,668	20,867,466
Manhattan Associates, Inc. (a)	330,426	51,599,324
Marathon Digital Holdings, Inc. (a)(b)	517,417	26,424,486
Marin Software, Inc. (a)(b)	72,957	377,188
Matterport, Inc. (b)	956,414	30,968,685
McAfee Corp.	375,894	9,716,860
MeridianLink, Inc.	69,945	1,542,287
MicroStrategy, Inc. Class A (a)(b)	40,424	29,163,086
Mimecast Ltd. (a)	315,990	25,595,190
Mitek Systems, Inc. (a)(b)	232,176	3,977,175
Model N, Inc. (a)(b)	164,573	4,624,501
Momentive Global, Inc. (a)	660,085	13,485,537
Mullen Automotive, Inc. (a)(b)	30,650	242,748
N-able, Inc. (b)	358,099	4,225,568
nCino, Inc. (a)(b)	294,776	18,311,485
NCR Corp. (a)	683,547	26,589,978
NetSol Technologies, Inc. (a)	62,535	250,765
New Relic, Inc. (a)	302,943	33,575,173
Nuance Communications, Inc. (a)	1,485,335	82,421,239
Nutanix, Inc. Class A (a)	1,061,674	35,268,810
NXT-ID, Inc. (a)(b)	23,337	68,377
Oblong, Inc. (a)	73,548	91,200
Olo, Inc. (b)	147,222	3,615,772
ON24, Inc.	42,803	678,000
Onespan, Inc. (a)	179,020	3,059,452
Pagerduty, Inc. (a)	385,723	13,673,880
Palantir Technologies, Inc. (a)	8,148,747	168,271,626
Palo Alto Networks, Inc. (a)	505,771	276,626,391
Park City Group, Inc. (a)(b)	67,939	397,443
Paycor HCM, Inc.	167,670	4,936,205
Paylocity Holding Corp. (a)	205,553	51,869,244
Pegasystems, Inc.	213,362	24,498,225
Phunware, Inc. (a)(b)	328,375	955,571
Ping Identity Holding Corp. (a)	301,772	7,185,191
Progress Software Corp.	226,436	10,970,824
PROS Holdings, Inc. (a)	213,226	7,744,368
Q2 Holdings, Inc. (a)	293,615	23,577,285
Qualtrics International, Inc.	483,605	15,649,458
Qualys, Inc. (a)	172,831	22,518,151
Quantum Computing, Inc. (a)(b)	99,526	527,488
Qumu Corp. (a)	75,054	150,859
Rapid7, Inc. (a)	288,624	35,806,693
RealNetworks, Inc. (a)	166,573	201,553
Rekor Systems, Inc. (a)(b)	174,767	1,174,434
Rimini Street, Inc. (a)	174,538	1,153,696
RingCentral, Inc. (a)	423,087	91,378,330
Riot Blockchain, Inc. (a)(b)	429,078	16,034,645
SailPoint Technologies Holding, Inc. (a)(b)	481,788	25,337,231
SeaChange International, Inc. (a)	356,359	264,133
SecureWorks Corp. (a)	52,150	926,184
Semrush Holdings, Inc. (b)	56,978	1,169,189
SentinelOne, Inc. (b)	188,925	10,196,282
ShotSpotter, Inc. (a)(b)	45,526	1,598,873
SilverSun Technologies, Inc. (A Shares)	17,012	80,467
Smartsheet, Inc. (a)	653,225	41,806,400
Smith Micro Software, Inc. (a)(b)	243,505	1,334,407
Splunk, Inc. (a)	851,319	103,009,599
Sprinklr, Inc. (b)	84,698	1,222,192
Sprout Social, Inc. (a)	235,123	26,258,537
SPS Commerce, Inc. (a)	186,567	26,304,081
SRAX, Inc. (a)	117,088	614,712
SRAX, Inc. rights 12/31/20 (a)(c)	34,667	6,240
SS&C Technologies Holdings, Inc.	1,155,740	88,217,634
Sumo Logic, Inc. (a)	444,360	6,283,250
Synchronoss Technologies, Inc. (a)	205,296	554,299
Telos Corp.	270,472	4,259,934
Tenable Holdings, Inc. (a)	472,277	23,330,484
Teradata Corp. (a)	566,673	24,604,942
The Trade Desk, Inc. (a)	2,257,870	233,508,915
UiPath, Inc. Class A (a)(b)	1,331,314	64,235,901
Unity Software, Inc. (a)(b)	822,996	141,876,280
Upland Software, Inc. (a)	138,577	2,713,338
Varonis Systems, Inc. (a)(b)	558,877	28,955,417
Verb Technology Co., Inc. (a)(b)	352,790	539,769
Verint Systems, Inc. (a)	335,936	15,987,194
Veritone, Inc. (a)(b)	150,630	3,862,153
Vertex, Inc. Class A (a)(b)	146,405	2,676,283
Viant Technology, Inc.	67,705	663,509
VirnetX Holding Corp. (a)(b)	334,264	1,002,792
VMware, Inc. Class A (a)	1,053,420	122,976,251
Vonage Holdings Corp. (a)	1,297,764	26,759,894
Workday, Inc. Class A (a)	983,138	269,605,934
Workiva, Inc. (a)	223,521	31,174,474
Xperi Holding Corp.	538,574	9,651,246
Yext, Inc. (a)	590,153	5,700,878
Zendesk, Inc. (a)	623,947	63,711,228
Zeta Global Holdings Corp. (b)	115,214	959,733
Zix Corp. (a)	308,136	2,609,912
Zoom Video Communications, Inc. Class A (a)	1,124,171	237,660,991
Zscaler, Inc. (a)	405,603	140,732,073
Zuora, Inc. (a)	571,954	11,330,409
		5,226,674,289
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	651,693	14,845,567
Astro-Med, Inc. (a)	35,848	592,567
Avid Technology, Inc. (a)	184,843	5,926,067
Boxlight Corp. (a)(b)	262,027	408,762
Corsair Gaming, Inc. (a)(b)	170,766	3,825,158
CPI Card Group (a)(b)	18,366	375,952
Dell Technologies, Inc. (a)	1,428,514	80,668,186
Diebold Nixdorf, Inc. (a)	372,332	3,019,613
Eastman Kodak Co. (a)(b)	342,341	2,050,623
Immersion Corp. (a)(b)	131,636	791,132
Intevac, Inc. (a)	144,334	610,533
Moving Image Technologies, Inc. (b)	35,978	73,035
One Stop Systems, Inc. (a)(b)	70,320	358,632
Pure Storage, Inc. Class A (a)	1,385,348	42,904,228
Quantum Corp. (a)	326,653	1,786,792
Socket Mobile, Inc. (a)(b)	29,582	152,347
Sonim Technologies, Inc. (a)(b)	44,987	64,781
Super Micro Computer, Inc. (a)	227,803	9,431,044
Transact Technologies, Inc. (a)	30,061	331,873
Turtle Beach Corp. (a)(b)	85,852	2,300,834
Xerox Holdings Corp.	765,633	14,102,960
		184,620,686
TOTAL INFORMATION TECHNOLOGY		10,259,182,775
MATERIALS - 3.5%
Chemicals - 1.5%
Advanced Emissions Solutions, Inc. (a)	96,705	618,912
AdvanSix, Inc.	149,114	6,753,373
AgroFresh Solutions, Inc. (a)(b)	114,670	206,406
American Vanguard Corp.	142,946	2,045,557
Amyris, Inc. (a)(b)	962,154	6,600,376
Ashland Global Holdings, Inc.	290,378	29,348,504
Avient Corp.	465,734	25,620,027
Axalta Coating Systems Ltd. (a)	1,113,195	33,752,072
Balchem Corp.	165,434	26,138,572
Cabot Corp.	302,206	15,859,771
Chase Corp.	39,047	3,849,644
Core Molding Technologies, Inc. (a)	33,917	306,949
Crown ElectroKinetics Corp. (a)(b)	73,156	261,167
Danimer Scientific, Inc. (a)(b)	378,353	5,047,229
Diversey Holdings Ltd.	243,799	3,213,271
Ecovyst, Inc.	275,690	2,638,353
Element Solutions, Inc.	1,123,608	25,696,915
Ferro Corp. (a)	410,254	8,664,564
Flotek Industries, Inc. (a)(b)	330,605	247,094
FutureFuel Corp.	143,532	1,082,231
GCP Applied Technologies, Inc. (a)	265,051	6,186,290
H.B. Fuller Co.	264,910	19,380,816
Hawkins, Inc.	103,295	3,427,328
Huntsman Corp.	1,077,386	34,142,362
Ikonics Corp. (a)	5,763	192,311
Ingevity Corp. (a)	199,120	14,318,719
Innospec, Inc.	131,770	10,699,724
Intrepid Potash, Inc. (a)	55,579	2,284,297
Koppers Holdings, Inc. (a)(b)	112,672	3,402,694
Kraton Performance Polymers, Inc. (a)	170,567	7,856,316
Kronos Worldwide, Inc.	121,549	1,701,686
Livent Corp. (a)(b)	853,026	25,838,158
Loop Industries, Inc. (a)	119,036	1,623,651
LSB Industries, Inc.	153,873	1,386,396
Marrone Bio Innovations, Inc. (a)	580,260	409,431
Minerals Technologies, Inc.	180,770	11,871,166
NewMarket Corp.	35,609	11,797,262
Northern Technologies International Corp.	39,977	603,653
Olin Corp.	746,622	40,578,906
Origin Materials, Inc. Class A (a)(b)	600,793	4,079,384
Orion Engineered Carbons SA (a)	318,560	5,590,728
PureCycle Technologies, Inc.	388,622	4,780,051
Quaker Houghton	69,086	15,741,245
Rayonier Advanced Materials, Inc. (a)	296,673	1,625,768
RPM International, Inc.	669,187	60,922,784
Sensient Technologies Corp.	212,785	20,701,853
Stepan Co.	110,708	12,477,899
The Chemours Co. LLC	846,758	25,148,713
The Scotts Miracle-Gro Co. Class A	210,178	30,452,690
Trecora Resources (a)	108,517	929,991
Tredegar Corp.	135,194	1,487,134
Trinseo PLC	207,602	9,805,042
Tronox Holdings PLC	596,538	13,117,871
Valhi, Inc.	13,060	344,523
Valvoline, Inc.	925,237	31,522,825
Westlake Chemical Corp.	169,878	15,785,064
Zymergen, Inc.	76,705	694,947
		650,860,665
Construction Materials - 0.1%
Eagle Materials, Inc.	217,419	33,530,358
Forterra, Inc. (a)	156,980	3,734,554
Smith-Midland Corp. (a)(b)	16,883	624,671
Summit Materials, Inc. (a)	606,224	22,612,155
United States Lime & Minerals, Inc.	11,610	1,383,332
		61,885,070
Containers & Packaging - 0.7%
Aptargroup, Inc.	341,326	40,819,176
Berry Global Group, Inc. (a)	698,726	48,247,030
Crown Holdings, Inc.	679,306	71,870,575
Graphic Packaging Holding Co.	1,449,760	28,618,262
Greif, Inc.:
Class A	129,164	7,837,672
Class B	42,725	2,528,038
Myers Industries, Inc.	189,822	3,697,733
O-I Glass, Inc. (a)	814,640	9,018,065
Pactiv Evergreen, Inc.	219,377	2,722,469
Ranpak Holdings Corp. (A Shares) (a)	213,206	8,449,354
Silgan Holdings, Inc.	420,992	17,458,538
Sonoco Products Co.	498,954	29,004,196
TriMas Corp.	228,736	7,575,736
UFP Technologies, Inc. (a)	37,173	2,485,759
		280,332,603
Metals & Mining - 1.0%
Alcoa Corp.	966,716	44,981,295
Allegheny Technologies, Inc. (a)	688,026	9,797,490
Alpha Metallurgical Resources (a)	91,557	4,265,641
Ampco-Pittsburgh Corp. (a)(b)	61,724	309,854
Arconic Corp. (a)	556,666	14,874,116
Carpenter Technology Corp.	258,788	7,111,494
Century Aluminum Co. (a)	276,193	3,654,033
Cleveland-Cliffs, Inc. (a)	2,359,300	48,011,755
Coeur d'Alene Mines Corp. (a)(b)	1,306,109	7,314,210
Commercial Metals Co.	610,202	18,855,242
Compass Minerals International, Inc.	178,568	8,687,333
Comstock Mining, Inc. (a)(b)	196,432	331,970
Friedman Industries	35,132	360,454
Gatos Silver, Inc. (a)	234,766	3,171,689
Gold Resource Corp.	379,229	728,120
Golden Minerals Co. (a)(b)	543,934	223,013
Haynes International, Inc.	67,408	2,701,039
Hecla Mining Co.	2,758,135	15,280,068
Hycroft Mining Holding Corp. (a)(b)	196,162	147,200
Kaiser Aluminum Corp.	84,686	7,556,532
Materion Corp.	106,720	9,034,915
McEwen Mining, Inc. (a)	1,744,556	1,727,110
MP Materials Corp. (a)(b)	387,483	17,026,003
Olympic Steel, Inc.	48,950	996,133
Paramount Gold Nevada Corp. (a)	22,322	16,072
Ramaco Resources, Inc. (a)(b)	55,585	675,914
Reliance Steel & Aluminum Co.	326,644	48,549,098
Royal Gold, Inc.	338,109	33,821,043
Ryerson Holding Corp.	90,246	2,114,464
Schnitzer Steel Industries, Inc. Class A	144,412	6,946,217
Solitario Exploration & Royalty Corp. (a)(b)	221,496	103,572
Steel Dynamics, Inc.	998,184	59,691,403
SunCoke Energy, Inc.	437,241	2,662,798
Synalloy Corp. (a)	36,095	505,330
Synalloy Corp. rights 12/16/21 (a)	36,095	3,781
TimkenSteel Corp. (a)(b)	204,981	2,935,328
U.S. Antimony Corp. (a)(b)	404,248	253,504
U.S. Gold Corp. (a)	34,003	365,872
United States Steel Corp.	1,394,822	31,536,925
Universal Stainless & Alloy Products, Inc. (a)	45,610	346,636
Warrior Metropolitan Coal, Inc.	280,857	6,035,617
Worthington Industries, Inc.	159,363	7,646,237
		431,356,520
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)(b)	88,311	3,554,518
Glatfelter Corp.	235,138	3,872,723
Louisiana-Pacific Corp.	491,564	32,123,707
Mercer International, Inc. (SBI)	219,224	2,345,697
Neenah, Inc.	89,407	4,156,531
Resolute Forest Products	232,214	2,626,340
Schweitzer-Mauduit International, Inc.	168,359	4,831,903
Sylvamo Corp.	180,502	5,465,601
Verso Corp.	150,412	3,179,710
		62,156,730
TOTAL MATERIALS		1,486,591,588
REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.2%
Acadia Realty Trust (SBI)	466,093	9,410,418
Agree Realty Corp.	357,149	24,128,986
Alexander & Baldwin, Inc.	389,892	8,589,321
Alexanders, Inc.	12,775	3,265,162
Alpine Income Property Trust, Inc.	57,060	1,021,374
American Assets Trust, Inc.	280,821	9,660,242
American Campus Communities, Inc.	726,452	37,586,626
American Finance Trust, Inc.	630,580	5,006,805
American Homes 4 Rent Class A	1,442,787	57,841,331
Americold Realty Trust	1,359,598	44,377,279
Apartment Income (REIT) Corp.	819,657	41,605,789
Apartment Investment & Management Co. Class A	791,305	5,863,570
Apple Hospitality (REIT), Inc.	1,116,116	16,764,062
Armada Hoffler Properties, Inc.	340,334	4,747,659
Ashford Hospitality Trust, Inc. (a)(b)	168,052	1,789,754
Bluerock Residential Growth (REIT), Inc.	171,402	2,535,036
Braemar Hotels & Resorts, Inc. (a)(b)	201,736	879,569
Brandywine Realty Trust (SBI)	918,348	11,800,772
Brixmor Property Group, Inc.	1,551,692	35,285,476
Broadstone Net Lease, Inc.	827,911	20,697,775
BRT Apartments Corp.	65,614	1,234,855
Camden Property Trust (SBI)	524,532	86,657,932
CareTrust (REIT), Inc.	537,137	10,855,539
CatchMark Timber Trust, Inc.	288,012	2,214,812
Cedar Realty Trust, Inc.	66,720	1,453,162
Centerspace	71,208	7,276,746
Chatham Lodging Trust (a)	267,938	3,191,142
CIM Commercial Trust Corp.	112,340	784,133
City Office REIT, Inc.	243,618	4,063,548
Clipper Realty, Inc.	81,419	711,602
Columbia Property Trust, Inc.	564,563	10,839,610
Community Healthcare Trust, Inc.	132,943	5,720,537
Condor Hospitality Trust, Inc. (a)	13,780	100,043
CorEnergy Infrastructure Trust, Inc. (b)	90,296	353,057
CorePoint Lodging, Inc. (a)	224,817	3,468,926
CoreSite Realty Corp.	227,164	38,856,402
Corporate Office Properties Trust (SBI)	567,454	14,560,870
Cousins Properties, Inc.	776,902	29,335,820
CTO Realty Growth, Inc.	32,653	1,793,303
CubeSmart	1,121,661	60,479,961
CyrusOne, Inc.	645,634	57,474,339
DiamondRock Hospitality Co. (a)	1,121,409	9,767,472
Digitalbridge Group, Inc. (a)(b)	2,566,219	20,427,103
Diversified Healthcare Trust (SBI)	1,149,401	3,206,829
Douglas Emmett, Inc.	913,198	29,925,498
Easterly Government Properties, Inc.	410,298	8,603,949
EastGroup Properties, Inc.	214,076	43,607,281
Empire State Realty Trust, Inc.	704,817	6,406,787
EPR Properties	386,558	17,828,055
Equity Commonwealth (a)	607,373	15,457,643
Equity Lifestyle Properties, Inc.	895,609	72,813,012
Essential Properties Realty Trust, Inc.	616,856	16,673,618
Farmland Partners, Inc.	153,141	1,774,904
First Industrial Realty Trust, Inc.	679,992	41,078,317
Four Corners Property Trust, Inc.	414,556	11,201,303
Franklin Street Properties Corp.	546,504	3,147,863
Gaming & Leisure Properties	1,167,859	52,693,798
Getty Realty Corp.	209,940	6,409,468
Gladstone Commercial Corp.	205,586	4,568,121
Gladstone Land Corp.	143,301	4,094,110
Global Medical REIT, Inc.	312,339	5,103,619
Global Net Lease, Inc.	522,896	7,425,123
Global Self Storage, Inc.	93,814	502,843
Healthcare Realty Trust, Inc.	767,098	24,025,509
Healthcare Trust of America, Inc.	1,130,755	38,400,440
Hersha Hospitality Trust (a)	209,941	1,853,779
Highwoods Properties, Inc. (SBI)	533,291	23,038,171
HMG / Courtland Properties, Inc.	1,578	31,363
Hudson Pacific Properties, Inc.	778,195	18,941,266
Independence Realty Trust, Inc.	556,552	13,635,524
Indus Realty Trust, Inc. (b)	28,819	2,132,606
Industrial Logistics Properties Trust	354,758	7,861,437
InnSuites Hospitality Trust	27,718	83,154
Invitation Homes, Inc.	3,012,623	121,830,474
iStar Financial, Inc.	388,199	9,448,764
JBG SMITH Properties	596,779	16,584,488
Kilroy Realty Corp.	547,710	35,343,726
Kite Realty Group Trust	1,136,098	22,858,292
Lamar Advertising Co. Class A	453,307	49,528,323
Lexington Corporate Properties Trust	1,402,585	21,108,904
Life Storage, Inc.	408,330	53,956,726
LTC Properties, Inc.	212,868	6,760,688
Mack-Cali Realty Corp. (a)	392,625	6,560,764
Medalist Diversified (REIT), Inc.	214,119	235,531
Medical Properties Trust, Inc.	3,223,041	68,618,543
Monmouth Real Estate Investment Corp. Class A	512,009	10,634,427
National Health Investors, Inc.	231,462	12,091,575
National Retail Properties, Inc.	914,837	40,344,312
National Storage Affiliates Trust	429,044	26,334,721
NETSTREIT Corp.	204,083	4,355,131
New York City REIT, Inc.	56,900	381,230
NexPoint Residential Trust, Inc.	124,788	9,306,689
Office Properties Income Trust	244,775	5,808,511
Omega Healthcare Investors, Inc.	1,376,484	38,458,963
One Liberty Properties, Inc.	93,803	3,051,412
Orion Office (REIT), Inc.	281,261	4,998,008
Outfront Media, Inc.	757,428	18,928,126
Paramount Group, Inc.	796,001	6,336,168
Park Hotels & Resorts, Inc. (a)	1,243,103	20,685,234
Pebblebrook Hotel Trust	698,216	14,627,625
Pennsylvania Real Estate Investment Trust (SBI) (a)(b)	325,372	390,446
Phillips Edison & Co., Inc.	99,370	3,117,237
Physicians Realty Trust	1,084,239	19,331,981
Piedmont Office Realty Trust, Inc. Class A	682,821	11,867,429
Plymouth Industrial REIT, Inc.	168,077	5,000,291
Postal Realty Trust, Inc.	75,685	1,313,135
Potlatch Corp.	351,448	19,027,395
Preferred Apartment Communities, Inc. Class A	295,673	3,896,970
PS Business Parks, Inc.	105,621	18,504,799
Rayonier, Inc.	741,806	28,018,013
Retail Opportunity Investments Corp.	661,475	11,615,501
Retail Value, Inc.	100,540	611,283
Rexford Industrial Realty, Inc.	730,616	51,201,569
RLJ Lodging Trust	885,104	11,143,459
RPT Realty	455,682	5,796,275
Ryman Hospitality Properties, Inc. (a)	304,837	23,594,384
Sabra Health Care REIT, Inc.	1,110,188	14,354,731
Safehold, Inc.	74,036	5,296,535
Saul Centers, Inc.	78,435	3,861,355
Seritage Growth Properties (a)	207,841	2,990,832
Service Properties Trust	849,234	7,226,981
SITE Centers Corp.	924,460	13,922,368
SL Green Realty Corp.	383,004	26,591,968
Sotherly Hotels, Inc. (a)	67,520	151,245
Spirit Realty Capital, Inc.	618,070	27,541,199
Stag Industrial, Inc.	848,204	36,964,730
Store Capital Corp.	1,288,421	42,440,588
Summit Hotel Properties, Inc. (a)	574,008	5,137,372
Sun Communities, Inc.	604,299	113,958,705
Sunstone Hotel Investors, Inc. (a)	1,153,192	12,535,197
Tanger Factory Outlet Centers, Inc. (b)	538,010	10,657,978
Terreno Realty Corp.	369,907	28,168,418
The GEO Group, Inc. (b)	627,475	5,270,790
The Macerich Co.	1,102,480	20,792,773
UMH Properties, Inc.	238,405	5,502,387
Uniti Group, Inc.	1,202,162	15,952,690
Universal Health Realty Income Trust (SBI)	75,428	4,199,077
Urban Edge Properties	599,330	10,326,456
Urstadt Biddle Properties, Inc. Class A	181,100	3,419,168
VICI Properties, Inc. (b)	3,203,184	87,126,605
Washington REIT (SBI)	454,771	11,460,229
Wheeler REIT, Inc. (a)	41,732	87,220
Whitestone REIT Class B	243,703	2,256,690
WP Carey, Inc.	961,291	73,394,568
Xenia Hotels & Resorts, Inc. (a)	613,689	9,616,507
		2,641,816,194
Real Estate Management & Development - 0.7%
Alset Ehome International, Inc. (b)	56,198	76,991
Altisource Asset Management Corp. (a)	2,426	46,773
Altisource Portfolio Solutions SA (a)	70,562	745,840
American Realty Investments, Inc. (a)	22,049	253,564
Amrep Corp. (a)	3,721	46,513
Comstock Holding Companies, Inc. (a)	13,924	66,557
Cushman & Wakefield PLC (a)	764,707	13,520,020
Doma Holdings, Inc. Class A (b)	903,397	5,700,435
eXp World Holdings, Inc. (b)	348,307	12,786,350
Fathom Holdings, Inc. (a)(b)	26,733	630,631
Forestar Group, Inc. (a)	112,400	2,227,768
FRP Holdings, Inc. (a)	34,185	2,004,608
Howard Hughes Corp. (a)	210,267	17,239,791
InterGroup Corp. (a)	1,743	82,531
J.W. Mays, Inc. (a)	15	575
Jones Lang LaSalle, Inc. (a)	262,582	61,683,138
Kennedy-Wilson Holdings, Inc.	584,953	12,687,631
Marcus & Millichap, Inc. (a)	133,337	5,713,490
Maui Land & Pineapple, Inc. (a)	29,790	295,564
Newmark Group, Inc.	860,055	13,812,483
Opendoor Technologies, Inc. (a)(b)	1,983,422	31,417,404
Rafael Holdings, Inc. (a)(b)	55,256	303,355
RE/MAX Holdings, Inc.	108,147	2,972,961
Realogy Holdings Corp. (a)	596,202	9,056,308
Redfin Corp. (a)(b)	566,121	23,035,463
Stratus Properties, Inc. (a)	41,910	1,477,747
Tejon Ranch Co. (a)	126,930	2,322,819
The RMR Group, Inc.	90,805	2,966,599
The St. Joe Co.	174,133	8,360,125
Transcontinental Realty Investors, Inc. (a)	2,197	88,319
Trinity Place Holdings, Inc. (a)(b)	39,666	75,762
Trinity Place Holdings, Inc. rights (a)	2,979	30
Zillow Group, Inc.:
Class A (a)	344,584	18,645,440
Class C (a)(b)	727,141	39,461,942
		289,805,527
TOTAL REAL ESTATE		2,931,621,721
UTILITIES - 1.8%
Electric Utilities - 0.7%
Allete, Inc.	268,803	15,759,920
Avangrid, Inc. (b)	380,962	19,284,296
Genie Energy Ltd. Class B	109,740	565,161
Hawaiian Electric Industries, Inc.	535,565	20,346,114
IDACORP, Inc.	264,106	27,630,770
MGE Energy, Inc.	188,925	13,714,066
OGE Energy Corp.	1,047,695	35,956,892
Otter Tail Corp.	220,746	14,434,581
PG&E Corp. (a)	7,867,676	93,467,991
PNM Resources, Inc.	443,745	21,850,004
Portland General Electric Co.	455,992	22,193,131
Via Renewables, Inc. Class A,	64,561	721,146
		285,924,072
Gas Utilities - 0.4%
Chesapeake Utilities Corp.	92,487	11,779,144
National Fuel Gas Co.	468,624	27,091,153
New Jersey Resources Corp.	478,617	17,603,533
Northwest Natural Holding Co.	169,626	7,314,273
ONE Gas, Inc.	277,989	18,024,807
RGC Resources, Inc. (b)	49,775	1,066,678
South Jersey Industries, Inc.	594,670	13,974,745
Southwest Gas Corp.	307,910	20,263,557
Spire, Inc.	266,349	15,940,988
UGI Corp.	1,082,022	44,633,408
		177,692,286
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	178,893	6,177,175
Class C	421,426	15,727,618
Montauk Renewables, Inc. (b)	287,482	2,733,954
Ormat Technologies, Inc. (b)	233,885	17,658,318
Sunnova Energy International, Inc. (a)	488,040	18,042,839
Vistra Corp.	2,510,201	49,902,796
		110,242,700
Multi-Utilities - 0.2%
Avista Corp.	351,711	13,544,391
Black Hills Corp.	326,637	20,943,964
MDU Resources Group, Inc.	1,067,923	29,079,543
NorthWestern Energy Corp.	270,350	14,950,355
Unitil Corp.	78,828	3,266,632
		81,784,885
Water Utilities - 0.3%
American States Water Co.	188,948	17,795,123
Artesian Resources Corp. Class A	44,686	1,910,773
Cadiz, Inc. (a)(b)	189,994	769,476
California Water Service Group	256,481	16,160,868
Essential Utilities, Inc.	1,211,693	57,276,728
Global Water Resources, Inc.	36,841	634,402
Middlesex Water Co.	91,615	9,440,010
Pure Cycle Corp. (a)	132,849	1,934,281
SJW Corp.	149,037	10,037,642
York Water Co.	71,470	3,349,084
		119,308,387
TOTAL UTILITIES		774,952,330
TOTAL COMMON STOCKS (Cost $28,138,463,707)		42,184,270,118

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	86	2,097
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Meta Materials, Inc.	676,517	1,265,087
Software - 0.0%
SRAX, Inc. (c)	117,390	7,043
TOTAL INFORMATION TECHNOLOGY		1,272,130
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $172,253)		1,274,227

Nonconvertible Bonds - 0.0%
	Principal Amount (d)	Value ($)
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (e) (Cost $43,000)	43,000	42,568

Money Market Funds - 7.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f)	37,494,769	37,502,268
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	3,227,900,004	3,228,222,794
TOTAL MONEY MARKET FUNDS (Cost $3,265,725,062)		3,265,725,062

TOTAL INVESTMENT IN SECURITIES - 107.5% (Cost $31,404,404,022)	45,451,311,975
NET OTHER ASSETS (LIABILITIES) - (7.5)% (h)	(3,159,860,535)
NET ASSETS - 100.0%	42,291,451,440

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	554	Dec 2021	60,865,210	(1,797,299)	(1,797,299)
CME E-mini S&P MidCap 400 Index Contracts (United States)	148	Dec 2021	40,051,760	(937,888)	(937,888)

TOTAL FUTURES CONTRACTS					(2,735,187)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $4,901,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	232,870,377	6,597,324,897	6,792,693,006	46,915	-	-	37,502,268	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	2,631,791,083	9,278,626,949	8,682,195,238	23,030,346	-	-	3,228,222,794	10.1%
Total	2,864,661,460	15,875,951,846	15,474,888,244	23,077,261	-	-	3,265,725,062

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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